File No. 333-______

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 16, 2015

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No.   [   ]

Post-Effective Amendment No.  [   ]

JNL Series Trust
(Exact Name of Registrant as Specified in Charter)

1 Corporate Way
Lansing, Michigan 48951
(Address of Principal Executive Offices)

(517) 381-5500
(Registrant’s Area Code and Telephone Number)

225 West Wacker Drive
Suite 1200
Chicago, Illinois 60606
(Mailing Address)

With copies to:

SUSAN S. RHEE, ESQ. JNL Series Trust Vice President, Counsel & Secretary 1 Corporate Way Lansing, Michigan 48951	DIANE E. AMBLER, ESQ. K&L Gates LLP 1601 K Street, N.W. Washington, DC 20006

Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement becomes effective.

It is proposed that this Registration Statement will become effective on February 19, 2015 pursuant to Rule 488 under the Securities Act of 1933, as amended.

Title of securities being registered: Class A and Class B shares of beneficial interest in the series of the registrant designated as the JNL/Lazard Emerging Markets Fund.

No filing fee is required because the registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File Nos. 033-87244 and 811-8894).

JNL SERIES TRUST

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Letter to Contract Owners

Notice of Special Meeting

Information Statement

Part A - Proxy Statement/Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

JACKSON NATIONAL LIFE INSURANCE COMPANY
JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

1 Corporate Way
Lansing, Michigan 48951

February 19, 2015

Dear Contract Owner:

Enclosed is a notice of a Special Meeting of Shareholders of each of the following Funds:

●	Curian/Aberdeen Latin America Fund (the “Aberdeen Fund”),
●	Curian/Ashmore Emerging Market Small Cap Equity Fund (the “Ashmore Fund”), and
●	Curian/Schroder Emerging Europe Fund (the “Schroder Fund” and, together with the Aberdeen Fund and the Ashmore Fund, the “Acquired Funds”).

The Aberdeen Fund, Ashmore Fund and Schroder Fund are each a series of Curian Variable Series Trust (“CVST”).  The Special Meeting of Shareholders of each of the Acquired Funds is scheduled to be held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan, 48951, on April 2, 2015 at 1:00 p.m., Eastern Time (the “Meeting”).  At the Meeting, the shareholders of each of the Acquired Funds will be asked to approve a proposal with respect to that Fund.  The proposals are described below.

CVST’s Board of Trustees (the “CVST Board”) called the Meeting to request shareholder approval of each reorganization (the “Reorganization”) of each of the Acquired Funds into the JNL/Lazard Emerging Markets Fund, a series of the JNL Series Trust (the “Acquiring Fund”).

The CVST Board has approved these proposals.

Each of the Acquired Funds is currently managed by Curian Capital, LLC (“Curian Capital”), the Acquiring Fund is managed by Jackson National Asset Management, LLC (“JNAM”), and each is sub-advised by an investment sub-adviser.  If the Reorganization is approved and implemented, each person that invests indirectly in an Acquired Fund will automatically become an investor indirectly in the Acquiring Fund.

An owner of an annuity contract or certificate that participates in the Acquired Funds through the investment divisions of separate accounts established by Jackson National Life Insurance Company or Jackson National Life Insurance Company of New York (each, an “Insurance Company”), is entitled to instruct the applicable Insurance Company how to vote each of the Acquired Fund shares related to the ownership interest in those accounts as of the close of business on February 6, 2015.  The attached Notice of Special Meeting of Shareholders and Combined Proxy Statement and Prospectus concerning the Meeting describe the matters to be considered at the Meeting.

You are cordially invited to attend the Meeting.  Since it is important that your vote be represented whether or not you are able to attend, you are urged to consider these matters and to exercise your voting instructions by completing, dating, signing, and returning the enclosed voting instruction card in the accompanying return envelope at your earliest convenience or by relaying your voting instructions via telephone or the Internet by following the enclosed instructions.  Of course, we hope that you will be able to attend the Meeting, and if you wish, you may vote your shares in person, even though you may have already returned a voting instruction card or submitted your voting instructions via telephone or the Internet.  Please respond promptly in order to save additional costs of proxy solicitation and in order to make sure you are represented.

Very truly yours,

Mark D. Nerud
President and Chief Executive Officer
JNL Series Trust

CURIAN VARIABLE SERIES TRUST

Curian/Aberdeen Latin America Fund
Curian/Ashmore Emerging Market Small Cap Equity Fund
Curian/Schroder Emerging Europe Fund

1 Corporate Way
Lansing, Michigan 48951

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON APRIL 2, 2015

To the Shareholders:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of each of the following Funds will be held on April 2, 2015, at 1:00 p.m., Eastern Time, at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”):

●	Curian/Aberdeen Latin America Fund (the “Aberdeen Fund”), a series of the Curian Variable Series Trust (“CVST”),
●	Curian/Ashmore Emerging Market Small Cap Equity Fund (the “Ashmore Fund”), a series of CVST, and
●	Curian/Schroder Emerging Europe Fund (the “Schroder Fund” and, together with the Aberdeen Fund and the Ashmore Fund, the “Acquired Funds”), a series of CVST.

The Meeting will be held to act on the following proposals:
1.
To approve the Plan of Reorganization, adopted by the CVST’s Board of Trustees, which provides for the reorganization of the Aberdeen Fund into the JNL/Lazard Emerging Markets Fund (the “Lazard Fund”), a series of the JNL Series Trust.

2.	To approve the Plan of Reorganization, adopted by the CVST’s Board of Trustees, which provides for the reorganization of the Ashmore Fund into the Lazard Fund.

3.	To approve the Plan of Reorganization, adopted by the CVST’s Board of Trustees, which provides for the reorganization of the Schroder Fund into the Lazard Fund.

4.	To transact other business that may properly come before the Meeting or any adjournments thereof.

Please note that owners of variable life insurance policies or variable annuity contracts or certificates (the “Contract Owners”) issued by Jackson National Life Insurance Company or Jackson National Life Insurance Company of New York (each, an “Insurance Company”) who have invested in shares of the Acquired Funds through the investment divisions of a separate account or accounts of an Insurance Company (“Separate Account”) will be given the opportunity, to the extent required by law, to provide the applicable Insurance Company with voting instructions on the above proposals.

You should read the Combined Proxy Statement and Prospectus attached to this notice prior to completing your proxy or voting instruction card.  The record date for determining the number of shares outstanding, the shareholders entitled to vote and the Contract Owners entitled to provide voting instructions at the Meeting and any adjournments thereof has been fixed as the close of business on February 6, 2015.  If you attend the Meeting, you may vote or give your voting instructions in person.

YOUR VOTE IS IMPORTANT

ii

PLEASE RETURN YOUR PROXY CARD OR VOTING INSTRUCTION CARD PROMPTLY

Regardless of whether you plan to attend the Meeting, you should vote or give voting instructions by promptly completing, dating, signing, and returning the enclosed proxy or voting instruction card for the Acquired Fund(s) in which you directly or indirectly own shares in the enclosed postage-paid envelope.  You also can vote or provide voting instructions through the Internet or by telephone using the 14-digit control number that appears on the enclosed proxy or voting instruction card and following the simple instructions.  If you are present at the Meeting, you may change your vote or voting instructions, if desired, at that time.  The CVST Board recommends that you vote or provide voting instructions to vote FOR the proposals.

By order of the CVST Board,

Mark D. Nerud
President & Chief Executive Officer

February 19, 2015
Lansing, Michigan

iii

JACKSON NATIONAL LIFE INSURANCE COMPANY
JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

INFORMATION STATEMENT
REGARDING A SPECIAL MEETING OF SHAREHOLDERS OF

CURIAN/ABERDEEN LATIN AMERICA FUND

CURIAN/ASHMORE EMERGING MARKET SMALL CAP EQUITY FUND

AND

CURIAN/SCHRODER EMERGING EUROPE FUND
EACH A SERIES OF THE CURIAN VARIABLE SERIES TRUST

TO BE HELD ON APRIL 2, 2015

DATED:  FEBRUARY 19, 2015

GENERAL

This Information Statement is being furnished by Jackson National Life Insurance Company (“Jackson National”), or Jackson National Life Insurance Company of New York (each, an “Insurance Company” and, together, the “Insurance Companies”), each of which is a stock life insurance company, to owners of their variable life insurance policies or variable annuity contracts or certificates (the “Contracts”) (the “Contract Owners”) who, as of February 6, 2015 (the “Record Date”), had net premiums or contributions allocated to the investment divisions of their separate accounts (the “Separate Accounts”) that are invested in shares of one or more of the following Funds:

●	Curian/Aberdeen Latin America Fund (the “Aberdeen Fund”), a series of the Curian Variable Series Trust (“CVST”),
●	Curian/Ashmore Emerging Market Small Cap Equity Fund (the “Ashmore Fund”), a series of CVST, and
●	Curian/Schroder Emerging Europe Fund (the “Schroder Fund” and, together with the Aberdeen Fund and the Ashmore Fund, the “Acquired Funds”), a series of CVST.

CVST is a Massachusetts business trust registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company.

Each Insurance Company is required to offer Contract Owners the opportunity to instruct it, as the record owner of all of the shares of beneficial interest in the Acquired Funds (the “Shares”) held by its Separate Accounts, as to how it should vote on the reorganization proposal (the “Proposal”) to be considered at the Special Meeting of Shareholders of the Acquired Funds referred to in the preceding Notice and at any adjournments (the “Meeting”).  The enclosed Combined Proxy Statement and Prospectus, which you should retain for future reference, concisely sets forth information about the proposed reorganization involving the Acquired Funds and a series of the JNL Series Trust (“JNLST”) that a Contract Owner should know before completing the enclosed voting instruction card.
This Information Statement and the accompanying voting instruction card are being mailed to Contract Owners on or about February 19, 2015.

HOW TO INSTRUCT AN INSURANCE COMPANY

To instruct an Insurance Company as to how to vote the Shares held in the investment divisions of its Separate Accounts, Contract Owners are asked to promptly complete their voting instructions on the enclosed voting instruction card(s); and sign, date and mail the voting instruction card(s) in the accompanying postage-paid envelope.  Contract Owners also may provide voting instructions by phone at 1-866-298-8476 or by Internet at our website at www.proxy-direct.com.

i

If a voting instruction card is not marked to indicate voting instructions but is signed, dated and returned, it will be treated as an instruction to vote the Shares in favor of the Proposal.

The number of Shares held in the investment division of a Separate Account corresponding to an Acquired Fund for which a Contract Owner may provide voting instructions was determined as of the Record Date by dividing (i) a Contract’s account value (minus any Contract indebtedness) allocable to that investment division by (ii) the net asset value of one Share of the corresponding Acquired Fund.  At any time prior to an Insurance Company’s voting at the Meeting, a Contract Owner may revoke his or her voting instructions with respect to that investment division by providing the Insurance Company with a properly executed written revocation of such voting instructions, properly executing later-dated voting instructions by a voting instruction card, telephone or the Internet, or appearing and voting in person at the Meeting.

HOW AN INSURANCE COMPANY WILL VOTE

An Insurance Company will vote the Shares for which it receives timely voting instructions from Contract Owners in accordance with those instructions.  An Insurance Company will vote Shares attributable to Contracts for which the Insurance Company is the Contract Owner “FOR” the Proposal.  Shares in each investment division of a Separate Account for which an Insurance Company receives a voting instruction card that is signed, dated and timely returned but is not marked to indicate voting instructions will be treated as an instruction to vote the Shares in favor of the Proposal.  Shares in each investment division of a Separate Account for which an Insurance Company receives no timely voting instructions from a Contract Owner, or that are attributable to amounts retained by an Insurance Company or its affiliate as surplus or seed money, will be voted by the applicable Insurance Company either for or against approval of the Proposal, or as an abstention, in the same proportion as the Shares for which Contract Owners (other than the Insurance Company) have provided voting instructions to the Insurance Company.

OTHER MATTERS

The Insurance Companies are not aware of any matters, other than the specified Proposals, to be acted on at the Meeting.  If any other matters come before the Meeting, an Insurance Company will vote the Shares upon such matters in its discretion.  Voting instruction cards may be solicited by employees of Jackson National or its affiliates as well as officers and agents of the CVST.  The principal solicitation will be by mail, but voting instructions may also be solicited by telephone, fax, personal interview, the Internet or other permissible means.

If the necessary quorum to transact business is not established or the vote required to approve or reject a Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of voting instructions.  The persons named as proxies will vote in favor of such adjournment with respect to those Shares for which they received voting instructions in favor of a Proposal and will vote against any such adjournment those Shares for which they received voting instructions against a Proposal.

It is important that your Contract be represented.  Please promptly mark your voting instructions on the enclosed voting instruction card; then sign, date and mail the voting instruction card in the accompanying postage-paid envelope.  You may also provide your voting instructions by telephone at 1-866-298-8476 or by Internet at our website at www.proxy-direct.com.

ii

PROXY STATEMENT

for

Curian/Aberdeen Latin America Fund, a series of the Curian Variable Series Trust
Curian/Ashmore Emerging Market Small Cap Equity Fund, a series of the Curian Variable Series Trust
Curian/Schroder Emerging Europe Fund, a series of the Curian Variable Series Trust

and

PROSPECTUS

for

JNL/Lazard Emerging Markets Fund, a series of the JNL Series Trust

Dated
February 19, 2015

1 Corporate Way
Lansing, Michigan 48951
(517) 381-5500

This Combined Proxy Statement and Prospectus (the “Proxy Statement/Prospectus”) is being furnished to owners of variable life insurance policies or variable annuity contracts or certificates (the “Contracts”) (the “Contract Owners”) issued by Jackson National Life Insurance Company (“Jackson National”) or Jackson National Life Insurance Company of New York (each, an “Insurance Company” and together, the “Insurance Companies”) who, as of February 6, 2015, had net premiums or contributions allocated to the investment divisions of an Insurance Company’s separate accounts (the “Separate Accounts”) that are invested in shares of beneficial interest in one or more of the following:

●
Curian/Aberdeen Latin America Fund (the “Aberdeen Fund”), a series of the Curian Variable Series Trust (“CVST”), an open-end management investment company registered with the Securities and Exchange Commission (“SEC”),

●	Curian/Ashmore Emerging Market Small Cap Equity Fund (the “Ashmore Fund”), also a series of CVST, and

●	Curian/Schroder Emerging Europe Fund (the “Schroder Fund” and, together with the Aberdeen Fund and the Ashmore Fund, the “Acquired Funds”), also a series of CVST.

This Proxy Statement/Prospectus also is being furnished to the Insurance Companies as the record owners of shares and to other shareholders that were invested in one or more of the Acquired Funds as of February 6, 2015.  Contract Owners are being provided the opportunity to instruct the applicable Insurance Company to approve or disapprove the proposals contained in this Proxy Statement/Prospectus in connection with the solicitation by the Board of Trustees of CVST (the “CVST Board”) of proxies to be used at the Special Meeting of Shareholders of the Acquired Funds to be held at 1 Corporate Way, Lansing, Michigan 48951, on April 2, 2015, at 1:00 p.m., Eastern Time, or any adjournment or adjournments thereof (the “Meeting”).

THE SEC HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROXY STATEMENT/PROSPECTUS OR DETERMINED IF THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

i

The proposals described in this Proxy Statement/Prospectus are as follows:

Proposal	Shareholders Entitled to Vote on the Proposal
1.        To approve the Plan of Reorganization, adopted by CVST’s Board of Trustees, which provides for the reorganization of the Aberdeen Fund into the JNL/Lazard Emerging Markets Fund (the “Lazard Fund”), a series of the JNL Series Trust (“JNLST”).
Shareholders of the Aberdeen Fund
2. To approve the Plan of Reorganization, adopted by CVST’s Board of Trustees, which provides for the reorganization of the Ashmore Fund into the Lazard Fund.	Shareholders of the Ashmore Fund
3. To approve the Plan of Reorganization, adopted by CVST’s Board of Trustees, which provides for the reorganization of the Schroder Fund into the Lazard Fund.	Shareholders of the Schroder Fund

Each reorganization referred to in Proposals 1, 2, and 3 above are referred to herein as a “Reorganization.”  The Lazard Fund is herein referred to as the “Acquiring Fund.”

This Proxy Statement/Prospectus, which you should retain for future reference, contains important information regarding the proposals that you should know before voting or providing voting instructions.  Additional information about JNLST has been filed with the SEC and is available upon oral or written request without charge.  This Proxy Statement/Prospectus is being provided to the Insurance Companies and mailed to Contract Owners on or about February 19, 2015.  It is expected that one or more representatives of each Insurance Company will attend the Meeting in person or by proxy and will vote shares held by the Insurance Company in accordance with voting instructions received from its Contract Owners and in accordance with voting procedures established by JNLST.

The following documents have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus:

1.
The Prospectus and Statement of Additional Information of CVST, each dated April 28, 2014, as supplemented, with respect to the Aberdeen Fund, Ashmore Fund, and Schroder Fund (File Nos. 333-177369 and 811-22613);

2.	The Prospectus and Statement of Additional Information of JNLST, each dated April 28, 2014, as supplemented, with respect to the Lazard Fund (File Nos. 033-87244 and 811-8894);

3.	The Annual Report to Shareholders of CVST with respect to the Aberdeen Fund, Ashmore Fund, and Schroder Fund for the fiscal year ended December 31, 2013 (File Nos. 333-177369 and 811-22613);

4.	The Semi-Annual Report to Shareholders of CVST with respect to the Aberdeen Fund, Ashmore Fund, and Schroder Fund for the period ended June 30, 2014 (File Nos. 333-177369 and 811-22613);

5.	The Annual Report to Shareholders of JNLST with respect to the Lazard Fund for the fiscal year ended December 31, 2013 (File Nos. 033-87244 and 811-8894);

6.	The Semi-Annual Report to Shareholders of JNLST with respect to the Lazard Fund for the period ended June 30, 2014 (File Nos. 033-87244 and 811-8894);

7.	The Statement of Additional Information dated [_______], 2015, relating to the Reorganizations (File No. 333-_____).

For a free copy of any of the above documents, please call or write to the phone numbers or address below.

Contract Owners can learn more about each of the Acquired Funds in CVST’s Annual Report listed above, which has been furnished to Contract Owners.  Contract Owners may request another copy thereof, without charge, by calling 1-800-644-4565 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by writing the Curian Variable Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting www.jackson.com.

JNLST is subject to the informational requirements of the Securities Exchange Act of 1934, as amended.  Accordingly, it must file certain reports and other information with the SEC.  You can copy and review information about the Trust at the SEC’s Public Reference Room in Washington, DC, and at certain of the following SEC Regional Offices:  New York Regional Office, Brookfield Place, 200 Vesey Street, Suite 400, New York, New York 10281; Miami Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Chicago Regional Office, 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Denver Regional Office, 1961 Stout Street, Suite 1700, Denver, Colorado 80294; Los Angeles Regional Office, 444 South Flower Street, Suite 900, Los Angeles, California 90071; Boston Regional Office, 33 Arch Street, 23rd Floor, Boston, MA  02110; Philadelphia Regional Office, One Penn Center, 1617 JFK Boulevard, Suite 520, Philadelphia, PA  19103; Atlanta Regional Office, 950 East Paces Ferry, N.E., Suite 900, Atlanta, GA  30326; Fort Worth Regional Office, Burnett Plaza, Suite 1900, 801 Cherry Street, Unit 18, Fort Worth, TX  76102; Salt Lake Regional Office, 351 S. West Temple Street, Suite 6100, Salt Lake City, UT  84101; San Francisco Regional Office, 44 Montgomery Street, Suite 2800, San Francisco, CA 94104.  You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090.  Reports and other information about the Trust are available on the SEC’s Internet site at http://www.sec.gov.  You may obtain copies of this information from the SEC’s Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, DC 20549, at prescribed rates.

v

SUMMARY

You should read this entire Proxy Statement/Prospectus carefully.  For additional information, you should consult the Plans of Reorganization, copies of which are attached hereto as Appendix A.

The Proposed Reorganizations

This Proxy Statement/Prospectus is soliciting shareholders with amounts invested in one or more of the Acquired Funds as of February 6, 2015 to approve the Plans of Reorganization, whereby each Acquired Fund will be reorganized into the Acquiring Fund.  (Each Acquired Fund and the Acquiring Fund are each sometimes referred to herein as a “Fund” and collectively, the “Funds”)

Each Acquired Fund has one share class (“Acquired Fund Shares”).  The Acquiring Fund’s shares are divided into two classes, designated Class A shares (“Acquiring Fund Shares”) and Class B shares.  The rights and preferences of the Acquiring Fund Shares are identical to the Acquired Fund Shares.

The Plan of Reorganization, with respect to each Reorganization, provides for:

●
the transfer of all of the assets of an Acquired Fund to the Acquiring Fund in exchange for Acquiring Fund Shares having an aggregate net asset value equal to the respective Acquired Fund’s net assets;

●	the Acquiring Fund’s assumption of all the liabilities of an Acquired Fund;

●	the distribution to the shareholders (for the benefit of the Separate Accounts, as applicable, and thus the Contract Owners) of those Acquiring Fund Shares; and

●	the complete termination of each Acquired Fund.

A comparison of the investment objective(s), investment policies, strategies and principal risks of each Acquired Fund and the Acquiring Fund is included in “Comparison of Investment Objectives, Policies and Strategies” and “Comparison of Principal Risk Factors” below.  The Funds have identical distribution procedures, purchase procedures, exchange rights and redemption procedures, which are discussed in “Additional Information about the Acquiring Fund” below.  Each Fund offers its shares to Separate Accounts and certain other eligible investors.  Shares of each Fund are offered and redeemed at their net asset value without any sales load.  You will not incur any sales loads or similar transaction charges as a result of a Reorganization.

Subject to shareholder approval, each Reorganization is expected to be effective as of the close of business on April 24, 2015, or on a later date CVST and JNLST decide on (the “Closing Date”).  As a result of each Reorganization, a shareholder invested in shares of the Acquired Funds would become an owner of Class A shares of the Acquiring Fund.  Such shareholder would hold, immediately after the Closing Date, Class A shares of the Acquiring Fund having an aggregate value equal to the aggregate value of the Acquired Fund shares that were held by the shareholder as of the Closing Date.  Similarly, each Contract Owner whose Contract values are invested in shares of the Acquired Fund would become an indirect owner of shares of the Acquiring Fund. Each such Contract owner would indirectly hold, immediately after the Closing Date, Class A shares of the Acquiring Fund having an aggregate value equal to the aggregate value of the Acquired Fund Shares that were indirectly held by the Contract Owner as of the Closing Date.  The consummation of any one Reorganization is not contingent on the consummation of any other Reorganization.  JNLST believes that there will be no adverse tax consequences to Contract Owners as a result of the Reorganizations.  Please see “Additional Information about the Reorganizations – Federal Income Tax Consequences of the Reorganizations” below for further information.

CVST’s Board of Trustees (the “CVST Board”) unanimously approved the Plans of Reorganization with respect to the Funds involved therein.  Accordingly, the CVST Board is submitting each Plan of Reorganization for approval by the respective Acquired Fund’s shareholders.  In considering whether to approve a proposal (a “Proposal”), you should review the Proposal for the Acquired Fund(s) in which you were a direct or indirect holder on the Record

Date (as defined under “Voting Information”).  In addition, you should review the information in this Proxy Statement/Prospectus that relates to all of the Proposals and the Plans of Reorganization generally.  The CVST Board recommends that you vote “FOR” the Proposal to approve the Plans of Reorganization related to the Acquired Funds in which you have an ownership interest.

PROPOSAL 1:	APPROVAL OF THE PLAN OF REORGANIZATION WITH RESPECT TO THE REORGANIZATION OF THE ABERDEEN FUND INTO THE LAZARD FUND.

Proposal 1 requests the approval of Aberdeen Fund shareholders of the Plan of Reorganization pursuant to which the Aberdeen Fund will be reorganized into the Lazard Fund.

In considering whether you should approve this Proposal, you should note that:

●	The Funds have the same investment objectives. Both the Aberdeen Fund and the Lazard Fund seek long-term capital appreciation.

●
Although the Funds have the same investment objectives, they employ different investment policies in seeking to achieve those objectives.  The Aberdeen Fund invests in equity and equity-related securities of Latin American issuers, including companies which are incorporated in, listed in, or have their principal office or area of primary activity in Latin America, as well as other investments that are economically tied to Latin America.  The Lazard Fund invests in equity securities of companies whose principal place of business activities are located in emerging market countries. In addition, the Aberdeen Fund is a “non-diversified” fund while the Lazard Fund is a “diversified” fund.  For a detailed comparison of each Fund’s investment policies and strategies, see “Comparison of Investment Objectives, Policies and Strategies” below.

●
The Funds also have some similarities in their risk profiles, although there are differences of which you should be aware.  Each Fund’s principal risks include country/regional risk, currency risk, emerging markets risk, foreign regulatory risk, foreign securities risk, and managed portfolio risk.  The Aberdeen Fund, however, also is subject to convertible securities risk, credit risk, depositary receipts risk, equity securities risk, focus risk, Latin America concentration risk, market risk and non-diversification risk, while the Lazard Fund generally is not.  In addition, the principal risks of investing in the Lazard Fund also include derivatives risk, which is not a principal risk of investing in the Aberdeen Fund.  For a detailed comparison of each Fund’s risks, see “Comparison of Principal Risk Factors” below.

●
Curian Capital, LLC (“Curian Capital”) currently serves as the investment adviser and administrator for the Aberdeen Fund, while Jackson National Asset Management, LLC (“JNAM”) serves as the investment adviser and administrator for the Lazard Fund.  Curian Capital and JNAM have both received separate exemptive orders from the SEC that generally permit Curian Capital or JNAM, and CVST or JNLST’s Board of Trustees, respectively, to appoint, dismiss and replace the sub-adviser to the respective Funds and to amend the advisory agreements between Curian Capital or JNAM, as the case may be, and the sub-adviser, without obtaining shareholder approval.  However, any amendment to an advisory agreement between Curian Capital or JNAM, as the case may be, and CVST or JNLST, respectively, that would result in an increase in the management fee rate specified in that agreement (i.e., the aggregate management fee) charged to a Fund will be submitted to shareholders for approval.  Curian Capital has appointed one sub-adviser to manage the assets of the Aberdeen Fund – Aberdeen Asset Managers Limited.  JNAM also has appointed one sub-adviser to manage the assets of the Lazard Fund – Lazard Asset Management LLC.  It is anticipated that Lazard Asset Management LLC will continue to advise the Lazard Fund after the Reorganization.  For a detailed description of JNAM and the Lazard Fund’s sub-adviser, please see “Additional Information about the Acquiring Fund - The Adviser” and “- The Sub-Advisers” below.

●
The Aberdeen Fund and Lazard Fund had net assets of approximately $11.3 million and $1,572.3 million, respectively, as of June 30, 2014.  Thus, if the Reorganization had been in effect on that date, the Aberdeen Fund combined with the Lazard Fund (the “Combined Fund”) would have had net assets of approximately $1,583.6 million.

In addition, as discussed in connection with Proposal 2 and Proposal 3, respectively, the Ashmore Fund had net assets of approximately $33.6 million as of June 30, 2014 and the Schroder Fund had net assets of approximately $17.3 million as of June 30, 2014. Thus, if the Reorganizations of the Aberdeen Fund, the Ashmore Fund and the Schroder Fund into the Lazard Fund had been in effect on that date, the combined Fund would have had net assets of approximately $1,634.5 million.

●
Shareholders of the Aberdeen Fund will receive Class A shares of the Lazard Fund pursuant to the Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.  Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganizations” and “Additional Information about the Acquiring Fund” below for more information.

●
It is estimated that the annual operating expense ratio for the Lazard Fund, following the Reorganization, will be lower than that of the Aberdeen Fund.  For a more detailed comparison of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Acquiring Fund” below.

●
The maximum management fee for the Aberdeen Fund is equal to an annual rate of 1.35% of its average daily net assets, while the maximum management fee for the Lazard Fund is equal to an annual rate of 1.00% of its average daily net assets.  The administrative fee payable to Curian Capital, as the administrator of the Aberdeen Fund, is 0.20%, while the administrative fee payable to JNAM, as administrator of the Lazard Fund, is 0.15%.  For a more detailed description of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Acquiring Fund” below.

●
Following the Reorganization, the Combined Fund will be managed in accordance with the investment objective, policies and strategies of the Lazard Fund.  It is not expected that the Lazard Fund will revise any of its investment policies following the Reorganization to reflect those of the Aberdeen Fund.

●
The costs and expenses associated with the Reorganization relating to preparing, filing, printing and mailing of material, disclosure documents and related legal fees, including the legal fees incurred in connection with the analysis under the Internal Revenue Code of 1986 (the “Code”) of the taxability of this transaction and the preparation of the tax opinion, and obtaining a consent of independent registered public accounting firm will be borne by JNAM.  The Aberdeen Fund will bear its proportionate share of the transaction expenses associated with the Reorganization.  Such expenses are estimated to be $21,542.  No sales or other charges will be imposed on Contract Owners in connection with the Reorganization.  Please see “Additional Information about the Reorganizations” below for more information.

Comparative Fee and Expense Tables

The following tables show the fees and expenses of each Fund and the estimated pro forma fees and expenses of the Class A shares of the Acquiring Fund after giving effect to the proposed Reorganization.  Fees and expenses for each Fund are based on those incurred for the fiscal year ended December 31, 2013.  The pro forma fees and expenses of the Acquiring Fund Shares assume that the Reorganization had been in effect for the year ended December 31, 2013.  Please see Appendix D for the estimated pro forma fees and expenses of the Class A shares of the Acquiring Fund assuming either or both of the other proposed Reorganizations are approved.

The tables below do not reflect any fees and expenses related to the Contracts, which would increase overall fees and expenses.  See a Contract prospectus for a description of those fees and expenses.

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Aberdeen Fund	Lazard Fund – Class A	Pro Forma Lazard Fund - Class A (assuming expected operating expenses if the Reorganization in Proposal 1 is approved)
Management Fee	1.35%	0.87%	0.87%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.20%	0.20%
Other Expenses1	0.23%	0.16%	0.16%
Acquired Fund Fees and Expenses2	0.01%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.84%	1.23%	1.23%

1 “Other Expenses” for the Aberdeen Fund include an Administrative Fee of 0.20% which is payable to Curian Capital, and an Administrative Fee of 0.15% for the Lazard Fund, which is payable to JNAM.

2 Acquired fund fees and expenses are the indirect expenses of investing in other investment companies.  The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.

Expense Examples

This example is intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds.  This example does not reflect fees and expenses related to the Contracts, and the total expenses would be higher if they were included.  The example assumes that:

●	You invest $10,000 in a Fund;
●	Your investment has a 5% annual return;
●	Each Fund’s operating expenses remain the same as they were as of December 31, 2013; and
●	You redeem your investment at the end of each time period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Aberdeen Fund	$187	$579	$996	$2,159
Lazard Fund – Class A	$125	$390	$676	$1,489
Pro Forma Lazard Fund - Class A (assuming expected operating expenses if only the Reorganization in Proposal 1 is approved)*	$125	$390	$676	$1,489

* Assumes that only the Reorganization described in this Proposal 1 is approved.  See Appendix D for the pro forma fees and expenses of the Acquiring Fund Shares assuming that either or both of the Reorganizations described in Proposal 2 and Proposal 3 are approved.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund’s performance.  For the six-months period ended June 30, 2014, the portfolio turnover rates for the Aberdeen Fund and the Lazard Fund were 5% and 11%, respectively, of the average value of the Fund.

Comparison of Investment Adviser and Sub-Adviser

The following table compares the investment adviser and sub-adviser of the Lazard Fund with those of the Aberdeen Fund.

Acquiring Fund	Acquired Fund
Lazard Fund	Aberdeen Fund
Investment Adviser Jackson National Asset Management, LLC Sub-Adviser Lazard Asset Management LLC (“Lazard”)	Investment Adviser Curian Capital, LLC* Sub-Adviser Aberdeen Asset Managers Limited (“Aberdeen”)

*Although it is proposed that Jackson National Asset Management, LLC become investment adviser to the Aberdeen Fund, subject to approval of CVST’s shareholders, with such change to become effective on April 27, 2015.

Comparison of Investment Objectives, Policies and Strategies

The following table compares the investment objectives and principal investment policies and strategies of the Lazard Fund with those of the Aberdeen Fund.  A Board of Trustees may change the investment objective of a Fund without a vote of the Fund’s shareholders.  For more detailed information about each Fund’s investment strategies and risks, see Appendix B.

Acquiring Fund	Acquired Fund
Lazard Fund	Aberdeen Fund
Investment Objective The investment objective of the Fund is long-term capital appreciation.	Investment Objective The investment objective of the Fund is to seek long-term capital appreciation.
Principal Investment Strategies

The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries.

The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and the use of derivative instruments to gain exposure to foreign currencies and emerging securities, and to hedge the Fund’s investments.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal market conditions, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity and equity-related securities of Latin American issuers, including companies which are incorporated in, listed in, or have their principal office or area of primary activity in Latin America, as well as other investments that are economically tied to Latin America.  An investment may be considered economically tied to Latin America if the security is issued by companies or other issuers that (i) have their principal securities trading market in a Latin American country, (ii) alone or on a consolidated basis derive a significant portion of their annual revenue or earnings or assets from goods produced, sales made or services performed in Latin American countries; and/or (iii) issue securities denominated in the currency of a Latin American market.

The Latin America region includes, but is not limited

Acquiring Fund	Acquired Fund
Lazard Fund	Aberdeen Fund

to, the following countries:  Argentina, Belize, Bolivia, Brazil, Chile, Colombia, Costa Rica, Ecuador, El Salvador, French Guyana, Guatemala, Guyana, Honduras, Jamaica, Mexico, Nicaragua, Panama, Paraguay, Peru, Puerto Rico, Suriname, Uruguay, and Venezuela.  The Fund may also invest in depositary receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)), debt securities convertible into common shares, preference shares, equity linked notes, warrants and initial public offerings.

The Fund intends to diversify its investments across a number of different countries.  However, at times the Fund may invest a significant part of its assets in a single country.  The Fund may invest without limit, and expects to invest a significant portion of its assets, in emerging market countries.

In choosing stocks, Aberdeen, the Fund’s sub-adviser (the “Sub-Adviser”), employs a bottom-up approach (i.e., based on the characteristics of individual companies, rather than broad economic trends) to evaluate companies based on business quality and valuation, focusing particularly on such characteristics as a company’s business strategy, management team, transparency and commitment to shareholder value.

The Fund will not seek to hedge against a decline in the value of the Fund’s non-U.S. dollar denominated portfolio holdings resulting from currency devaluations or fluctuations, although it is permitted to do so using options, futures, forwards or swaps.  Options, futures or forwards involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.  Swaps involve the right or obligation to receive or make payments based on two different currency rates.  The use of such instruments to hedge foreign currency exposure can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency.

A “diversified” fund as such term is defined under the 1940 Act.	The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Comparison of Principal Risk Factors

An investment in a Fund is not guaranteed.  As with any mutual fund, the value of a Fund’s shares will change, and an investor could lose money by investing in a Fund.  The following table compares the principal risks of an investment in each Fund.  For an explanation of each such risk, see “Additional Information about the Reorganizations – Description of Risk Factors” below.

Risks	Lazard Fund	Aberdeen Fund
Convertible securities risk		X
Country/Regional risk	X	X
Credit risk		X
Currency risk	X	X
Depositary receipts risk		X
Derivatives risk	X
Emerging markets risk	X	X
Equity securities risk		X
Focus risk		X
Foreign regulatory risk	X	X
Foreign securities risk	X	X
Latin America concentration risk		X
Managed portfolio risk	X	X
Market risk		X
Non-diversification risk		X

Comparison of Fundamental Policies

Each Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. The following table compares the fundamental policies of the Lazard Fund with those of the Aberdeen Fund.

Acquiring Fund	Acquired Fund
Lazard Fund	Aberdeen Fund
(1) The Fund shall be a “diversified company,” as such term is defined under the 1940 Act.	The Fund is “non-diversified.”
(2) The Fund may not invest more than 25% of the value of its respective assets in any particular industry (other than U.S. government securities and/or foreign sovereign debt securities).	Same.
(3)      The Fund may not invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.  The Fund may purchase and sell securities that are secured and may invest in interests in or leases relating to oil, gas or other mineral exploration or development programs.
Substantially similar. The Fund may not invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.
(4)      The Fund may not purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).
Same.
(5)      The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund’s total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

Substantially similar.  The Fund may not lend any security or make any other loan, except to the extent permitted by the 1940 Act the rules and regulations thereunder, and any applicable exemptive relief.

(6) The Fund may not act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of portfolio securities.	Same.
(7)      The Fund may not invest more than 15% of its net assets in illiquid securities.  This limitation does not apply to securities eligible for resale pursuant to Rule 144A of the 1933 Act or commercial paper issued in reliance upon the exemption from registration contained in Section 4(2) of that Act, which have been determined to be liquid in accord with guidelines established by the Board of Trustees.
No corresponding restriction.
(8)      The Fund may not issue senior securities except that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of its total assets (including the amount
Substantially similar. The Fund may not issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.

borrowed) less liabilities (other than borrowings). If borrowings exceed 25% of the value of a Fund’s total assets by reason of a decline in net assets, the Fund will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, swaps and forward contracts, or the segregation of assets in connection with such contracts, or dollar rolls where segregated.
The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.

Comparative Performance Information

The performance information shown below provides some indication of the risks of investing in each Fund by showing changes in each Fund’s performance from year to year and by showing how each Fund’s average annual returns compared with those of a broad measure of market performance.  Past performance is not an indication of future performance.

The returns shown in the bar chart and table do not include charges imposed under the Contracts.  If these amounts were reflected, returns would be less than those shown.

Aberdeen Fund – Calendar Year Total Returns

Best Quarter (ended 6/30/2014) 6.74%; Worst Quarter (ended 12/31/2014): -12.72%

Lazard Fund (Class A) – Calendar Year Total Returns

Best Quarter (ended 6/30/2009): 34.31%; Worst Quarter (ended 12/31/2008): -32.32%

Aberdeen Fund – Average Annual Total Returns as of December 31, 2014
	1 year	Life of Fund (April 29, 2013)
Aberdeen Fund	-15.47%	-18.90%
MSCI Emerging Markets Latin America 10/40 Index (Net)	-12.30%	-14.60%

Lazard Fund (Class A) – Average Annual Total Returns as of December 31, 2014
	1 year	5 year	Life of Class (May 1, 2006)
Lazard Fund (Class A)	-5.26%	2.80%	4.19%
MSCI Emerging Markets Index	-2.19%	1.78%	3.88%

Capitalization

The following table shows the capitalization of each Fund as of June 30, 2014 and of the Lazard Fund on a pro forma combined basis as of June 30, 2014 after giving effect to the proposed Reorganization.  The actual net assets of the Aberdeen Fund and the Lazard Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares.  No assurance can be given as to how many Class A shares of the Lazard Fund will be received by shareholders of Aberdeen Fund on the Closing Date, and the following table should not be relied upon to reflect the number of shares of Lazard Fund that will actually be received.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Aberdeen Fund	$11,256,334	$8.71	1,292,673
Lazard Fund – Class A	$1,571,680,593	$11.86	132,464,717
Adjustments	$(21,542) (a)		(345,389) (b)
Pro forma Lazard Fund - Class A (assuming only the Reorganization in Proposal 1 is approved) (c)	$1,582,915,385	$11.86	133,412,001

(a)  The costs and expenses associated with the Reorganization relating to preparing, filing, printing and mailing of material, disclosure documents and related legal fees, including the legal fees incurred in connection with the analysis under the Code of the taxability of this transaction and the preparation of the tax opinion, and obtaining a consent of independent registered public accounting firm will be borne by JNAM.  The Aberdeen Fund will bear its proportionate share of the transaction expenses associated with the Reorganization.  Such expenses are estimated to be $21,542.  No sales or other charges will be imposed on Contract Owners in connection with the Reorganization.
(b)  The adjustment to the pro forma shares outstanding number represents a decrease in shares outstanding of the Aberdeen Fund to reflect the exchange of shares into the Lazard Fund.
(c)  Assumes that only the Reorganization described in this Proposal 1 is approved.  See Appendix D for the capitalization of the Lazard Fund on a pro forma combined basis assuming that either or both of the Reorganizations described in Proposal 2 and Proposal 3 are approved.

The Reorganization provides for the acquisition of all the assets and all the liabilities of the Aberdeen Fund by the Lazard Fund.  If the Reorganization had taken place on June 30, 2014, the Aberdeen Fund would have received 947,284 Class A shares of the Lazard Fund.

After careful consideration, the CVST Board of Trustees unanimously approved the Plan of Reorganization with respect to the Aberdeen Fund.  Accordingly, the CVST Board has submitted the Plan of Reorganization for approval by the Aberdeen Fund’s shareholders.  The CVST Board recommends that you vote “FOR” Proposal 1.

*           *           *           *           *

PROPOSAL 2:	APPROVAL OF THE PLAN OF REORGANIZATION WITH RESPECT TO THE REORGANIZATION OF THE ASHMORE FUND INTO THE LAZARD FUND.

Proposal 2 requests the approval of Ashmore Fund shareholders of the Plan of Reorganization pursuant to which the Ashmore Fund will be reorganized into the Lazard Fund.

In considering whether you should approve this Proposal, you should note that:

●	The Funds have the same investment objectives. Both the Ashmore Fund and the Lazard Fund seek long-term capital appreciation.

●
Although the Funds have the same investment objectives, they employ different investment policies in seeking to achieve those objectives.  The Ashmore Fund invests in equity and equity-related securities of small-capitalization emerging market issuers which may be denominated in any currency, including the local currency of the issuer.  The Lazard Fund invests in equity securities of companies whose principal place of business activities are located in emerging market countries. Both the Ashmore Fund and the Lazard Fund are “diversified” funds and have comparable fundamental policies.  For a detailed comparison of each Fund’s investment policies and strategies, see “Comparison of Investment Objectives, Policies and Strategies” below.

●
The Funds also have some similarities in their risk profiles, although there are differences of which you should be aware.  Each Fund’s principal risks include country/regional risk, currency risk, derivatives risk, emerging markets risk, foreign regulatory risk, foreign securities risk and managed portfolio risk.  The Ashmore Fund, however, also is subject to counterparty risk, credit risk, currency management strategies risk, depositary receipts risk, equity-linked notes risk, equity securities risk, exchange-traded funds investment risk, focus risk, illiquid securities risk, interest rate risk, investment style risk, investments in IPOs risk, issuer risk, leverage risk, liquidity risk, market risk, and small-capitalization risk, while the Lazard Fund generally is not. For a detailed comparison of each Fund’s risks, see “Comparison of Principal Risk Factors” below.

●
Curian Capital, LLC (“Curian Capital”) currently serves as the investment adviser and administrator for the Ashmore Fund, while Jackson National Asset Management, LLC (“JNAM”) serves as the investment adviser and administrator for the Lazard Fund.  Curian Capital and JNAM have both received separate exemptive orders from the SEC that generally permit Curian Capital or JNAM, and CVST or JNLST’s Board of Trustees, respectively, to appoint, dismiss and replace the sub-adviser to the respective Funds and to amend the advisory agreements between Curian Capital or JNAM, as the case may be, and the sub-adviser, without obtaining shareholder approval.  However, any amendment to an advisory agreement between Curian Capital or JNAM, as the case may be, and CVST or JNLST, respectively, that would result in an increase in the management fee rate specified in that agreement (i.e., the aggregate management fee) charged to a Fund will be submitted to shareholders for approval.  Curian Capital has appointed one sub-adviser to manage the assets of the Ashmore Fund – Ashmore Equities Investment Management (US) LLC.  JNAM also has appointed one sub-adviser to manage the assets of the Lazard Fund – Lazard Asset Management LLC.  It is anticipated that Lazard Asset Management LLC will continue to advise the Lazard Fund after the Reorganization.  For a detailed description of JNAM and the Lazard Fund’s sub-adviser, please see “Additional Information about the Acquiring Fund - The Adviser” and “- The Sub-Advisers” below.

●
The Ashmore Fund and Lazard Fund had net assets of approximately $33.6 million and $1,572.3 million, respectively, as of June 30, 2014.  Thus, if the Reorganization had been in effect on that date, the Ashmore

Fund combined with the Lazard Fund (the “Combined Fund”) would have had net assets of approximately $1,605.9 million.

In addition, as discussed in connection with Proposal 1 and Proposal 3, respectively, the Aberdeen Fund had net assets of approximately $11.3 million as of June 30, 2014 and the Schroder Fund had net assets of approximately $17.3 million as of June 30, 2014. Thus, if the Reorganizations of the Aberdeen Fund, the Ashmore Fund and the Schroder Fund into the Lazard Fund had been in effect on that date, the combined Fund would have had net assets of approximately $1,634.5 million.

●
Shareholders of the Ashmore Fund will receive Class A shares of the Lazard Fund pursuant to the Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.  Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganizations” and “Additional Information about the Acquiring Fund” below for more information.

●
It is estimated that the annual operating expense ratio for the Lazard Fund, following the Reorganization, will be lower than that of the Ashmore Fund.  For a more detailed comparison of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Acquiring Fund” below.

●
The maximum management fee for the Ashmore Fund is equal to an annual rate of 1.10% of its average daily net assets, while the maximum management fee for the Lazard Fund is equal to an annual rate of 1.00% of its average daily net assets.  The administrative fee payable to Curian Capital, as the administrator of the Ashmore Fund, is 0.20%, while the administrative fee payable to JNAM, as administrator of the Lazard Fund, is 0.15%.  For a more detailed description of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Acquiring Fund” below.

●
Following the Reorganization, the Combined Fund will be managed in accordance with the investment objective, policies and strategies of the Lazard Fund.  It is not expected that the Lazard Fund will revise any of its investment policies following the Reorganization to reflect those of the Ashmore Fund.

●
The costs and expenses associated with the Reorganization relating to preparing, filing, printing and mailing of material, disclosure documents and related legal fees, including the legal fees incurred in connection with the analysis under the Internal Revenue Code of 1986 (the “Code”) of the taxability of this transaction and the preparation of the tax opinion, and obtaining a consent of independent registered public accounting firm will be borne by JNAM.  The Ashmore Fund will bear its proportionate share of the transaction expenses associated with the Reorganization.  Such expenses are estimated to be $138,781.  No sales or other charges will be imposed on Contract Owners in connection with the Reorganization.  Please see “Additional Information about the Reorganizations” below for more information.

Comparative Fee and Expense Tables

The following tables show the fees and expenses of each Fund and the estimated pro forma fees and expenses of the Class A shares of the Acquiring Fund after giving effect to the proposed Reorganization.  Fees and expenses for each Fund are based on those incurred for the fiscal year ended December 31, 2013.  The pro forma fees and expenses of the Acquiring Fund Shares assume that the Reorganization had been in effect for the year ended December 31, 2013.  The tables below do not reflect any fees and expenses related to the Contracts, which would increase overall fees and expenses.  See a Contract prospectus for a description of those fees and expenses.

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Ashmore Fund	Lazard Fund – Class A	Pro Forma Lazard Fund - Class A (assuming expected operating expenses if the Reorganization in Proposal 2 is approved)
Management Fee	1.10%	0.87%	0.87%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.20%	0.20%
Other Expenses1	0.24%	0.16%	0.16%
Total Annual Fund Operating Expenses	1.59%	1.23%	1.23%

1 “Other Expenses” for the Ashmore Fund include an Administrative Fee of 0.20% which is payable to Curian Capital, and an Administrative Fee of 0.15% for the Lazard Fund, which is payable to JNAM.

Expense Examples

This example is intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds.  This example does not reflect fees and expenses related to the Contracts, and the total expenses would be higher if they were included.  The example assumes that:

●	You invest $10,000 in a Fund;
●	Your investment has a 5% annual return;
●	Each Fund’s operating expenses remain the same as they were as of December 31, 2013; and
●	You redeem your investment at the end of each time period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Ashmore Fund	$162	$502	$866	$1,889
Lazard Fund – Class A	$125	$390	$676	$1,489
Pro Forma Lazard Fund - Class A (assuming expected operating expenses if only the Reorganization in Proposal 2 is approved)*	$125	$390	$676	$1,489

* Assumes that only the Reorganization described in this Proposal 2 is approved.  See Appendix E for the pro forma fees and expenses of the Acquiring Fund Shares assuming that either or both of the Reorganizations described in Proposal 1 and Proposal 3 are approved.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund’s performance.  For the six-months period ended June 30, 2014, the portfolio turnover rates for the Ashmore Fund and the Lazard Fund were 77% and 11%, respectively, of the average value of the Fund.

Comparison of Investment Adviser and Sub-Adviser

The following table compares the investment adviser and sub-adviser of the Lazard Fund with those of the Ashmore Fund.

Acquiring Fund	Acquired Fund
Lazard Fund	Ashmore Fund
Investment Adviser Jackson National Asset Management, LLC Sub-Adviser Lazard Asset Management LLC (“Lazard”)	Investment Adviser Curian Capital, LLC* Sub-Adviser Ashmore Equities Investment Management (US) LLC (“Ashmore”)

*Although it is proposed that Jackson National Asset Management, LLC become investment adviser to the Ashmore Fund, subject to approval of CVST’s shareholders, with such change to become effective on April 27, 2015.

Comparison of Investment Objectives, Policies and Strategies

The following table compares the investment objectives and principal investment policies and strategies of the Lazard Fund with those of the Ashmore Fund.  A Board of Trustees may change the investment objective of a Fund without a vote of the Fund’s shareholders.  For more detailed information about each Fund’s investment strategies and risks, see Appendix B.

Acquiring Fund	Acquired Fund
Lazard Fund	Ashmore Fund
Investment Objective The investment objective of the Fund is long-term capital appreciation.	Investment Objective The investment objective of the Fund is to seek long-term capital appreciation.
Principal Investment Strategies

The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries.

The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and the use of derivative instruments to gain exposure to foreign currencies and emerging securities, and to hedge the Fund’s investments.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Small-Capitalization Emerging Market Issuers (as defined below), which may be denominated in any currency, including the local currency of the issuer.  The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and other equity-related investments of Small-Capitalization Emerging Market Issuers. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the 80% policy.  The Fund currently defines Small-Capitalization Issuer as an issuer with a market capitalization of $2.0 billion or less at the time of initial investment and $3.0 billion or less at the time of a subsequent investment in the same issuer.  An Emerging Market Issuer is defined for this Fund as an issuer that is located in an Emerging Market Country, an issuer deriving significant

Acquiring Fund	Acquired Fund
Lazard Fund	Ashmore Fund

revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries, or that has significant assets in one or more Emerging Market Countries. Emerging Market Countries include any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities.

The Fund may invest in equity securities and equity-related investments of all types and denominated in any currency, including voting and non-voting common stock, common stock issued to special shareholder classes, preferred stock, depositary receipts, including global and American depositary receipts, warrants, securities convertible into equity securities, other equity-related investments whose returns vary on the basis of the issuer’s profitability (e.g., participation notes), as well as securities of other investment companies, including exchange-traded funds (“ETFs”) and other pooled vehicles. The Fund may invest through investment funds, pooled accounts or other investment vehicles designed to permit investments in a portfolio of equity securities listed in a particular Emerging Market Country or region, particularly in the case of countries in which such an investment vehicle is the exclusive or main vehicle for foreign portfolio investment. The Fund’s investments may include securities of companies that are in the process of being privatized by a government, securities of companies that are traded in unregulated over-the-counter markets or other types of unlisted securities markets, and unregistered securities issued in private placements. The Fund may also invest in initial public offerings. Although the Fund focuses on Small-Capitalization securities, it reserves the flexibility to invest a portion of its assets in securities of medium- or large-capitalization issuers.

The Fund may utilize various derivative instruments and related strategies to gain exposure to one or more issuers or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, including contracts related to currencies; and swap agreements (including total return and interest rate swaps); other related instruments with respect to

Acquiring Fund	Acquired Fund
Lazard Fund	Ashmore Fund

individual stocks and other securities, indices and baskets of securities, interest rates and currencies; participation notes; structured notes; exchange traded notes; and credit-linked notes as part of its principal investment strategies. The Fund may enter into foreign currency forward contracts as well as foreign currency futures and options contracts with respect to any currency in which it has existing investments or has contracted to make investments in an attempt to hedge currency exchange risk. The Fund expects to use derivatives primarily for hedging or efficient portfolio management purposes, but may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.

In managing the Fund’s portfolio, Ashmore, the Fund’s sub-adviser (the “Sub-Adviser”), uses principally a bottom-up approach to identify particular securities for investment within Emerging Market Countries. The Sub-Adviser’s investment approach is driven by fundamental value and involves a rigorous, systemic and value-oriented security selection process. The portfolio manager analyzes the universe of available Small-Capitalization Emerging Market equity investments in an attempt to identify issuers that are undervalued relative to their long-term growth prospects. Potential candidates are systematically screened for fundamental value based on a number of factors, including price to earnings ratio, price to future growth ratio, price to book value ratio, price to cash flow ratio, free cash flow, return on equity, debt to equity ratio, earnings growth and earnings momentum. Attractive candidates undergo a more rigorous review to assess the issuer’s long-term prospects, including with respect to management strength, market outlook, competitiveness, regulatory changes, restructuring and expansion plans, profitability, financial viability, interest coverage and hidden assets. The screening process is designed, in part, to avoid investments deemed by the portfolio manager to have unacceptable risk factors. The portfolio manager also reviews and takes into account overall Fund exposures to particular Emerging Market Countries and sectors in an effort to construct a portfolio that provides adequate diversification and risk controls. Taking into account the results of this screening process, the portfolio manager selects particular investments designed to produce a diversified equity portfolio of attractively valued Small-Capitalization Emerging Market Issuers.

Comparison of Principal Risk Factors

An investment in a Fund is not guaranteed.  As with any mutual fund, the value of a Fund’s shares will change, and an investor could lose money by investing in a Fund.  The following table compares the principal risks of an investment in each Fund.  For an explanation of each such risk, see “Additional Information about the Reorganizations – Description of Risk Factors” below.

Risks	Lazard Fund	Ashmore Fund
Counterparty risk		X
Country/Regional risk	X	X
Credit risk		X
Currency management strategies risk		X
Currency risk	X	X
Depositary receipts risk		X
Derivatives risk	X	X
Emerging markets risk	X	X
Equity-linked notes risk		X
Equity securities risk		X
Exchange-traded funds investment risk		X
Focus risk		X
Foreign regulatory risk	X	X
Foreign securities risk	X	X
Illiquid securities risk		X
Interest rate risk		X
Investment style risk		X

Risks	Lazard Fund	Ashmore Fund
Investments in IPOs risk		X
Issuer risk		X
Leverage risk		X
Liquidity risk		X
Managed portfolio risk	X	X
Market risk		X
Small-capitalization investment risk		X

Comparison of Fundamental Policies

Each Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval.  The following table compares the fundamental policies of the Lazard Fund with those of the Ashmore Fund.

Acquiring Fund	Acquired Fund
Lazard Fund	Ashmore Fund
(1) The Fund shall be a “diversified company,” as such term is defined under the 1940 Act.	Same.
(2) The Fund may not invest more than 25% of the value of its respective assets in any particular industry (other than U.S. government securities and/or foreign sovereign debt securities).	Same.
(3)      The Fund may not invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.    The Fund may purchase and sell securities that are secured and may invest in interests in or leases relating to oil, gas or other mineral exploration or development programs.
Substantially similar. The Fund may not invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.
(4)      The Fund may not purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).
Same.
(5) The Fund may not lend any security or make any	Substantially similar. The Fund may not lend any

Acquiring Fund	Acquired Fund
Lazard Fund	Ashmore Fund
other loan if, as a result, more than 33 1/3% of the Fund’s total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

Substantially similar. The Fund may not lend any security or make any other loan, except to the extent permitted by the 1940 Act the rules and regulations thereunder, and any applicable exemptive relief.

(6) The Fund may not act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of portfolio securities.	Same.
(7) The Fund may not invest more than 15% of its net assets in illiquid securities. This limitation does not apply to securities eligible for resale pursuant to Rule 144A of the 1933 Act or commercial paper issued in reliance upon the exemption from registration contained in Section 4(2) of that Act, which have been determined to be liquid in accord with guidelines established by the Board of Trustees.
No corresponding restriction.
(8) The Fund may not issue senior securities except that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 25% of the value of a Fund’s total assets by reason of a decline in net assets, the Fund will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, swaps and forward contracts, or the segregation of assets in connection with such contracts, or dollar rolls where segregated.

Substantially similar. The Fund may not issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.

The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.

Comparative Performance Information

The performance information shown below provides some indication of the risks of investing in each Fund by showing changes in each Fund’s performance from year to year and by showing how each Fund’s average annual returns compared with those of a broad measure of market performance. Past performance is not an indication of future performance.

The returns shown in the bar chart and table do not include charges imposed under the Contracts. If these amounts were reflected, returns would be less than those shown.

Ashmore Fund – Calendar Year Total Returns

Best Quarter (ended 6/30/2014): 6.32%; Worst Quarter (ended 12/31/2014): -6.76%

Lazard Fund (Class A) – Calendar Year Total Returns

Best Quarter (ended 6/30/2009): 34.31%; Worst Quarter (ended 12/31/2008): -32.32%

Ashmore Fund – Average Annual Total Returns as of December 31, 2014
	1 year	Life of Fund (April 29, 2013)
Ashmore Fund	-9.54%	-3.57%
MSCI Emerging Markets Small Cap Index (Net)	1.01%	-2.07%

Lazard Fund (Class A) – Average Annual Total Returns as of December 31, 2014
	1 year	5 year	Life of Class (May 1, 2006)
Lazard Fund (Class A)	-5.26%	2.80%	4.19%
MSCI Emerging Markets Index	-2.19%	1.78%	3.88%

Capitalization

The following table shows the capitalization of each Fund as of June 30, 2014 and of the Lazard Fund on a pro forma combined basis as of June 30, 2014 after giving effect to the proposed Reorganization.  The actual net assets of the Ashmore Fund and the Lazard Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares.  No assurance can be given as to how many Class A shares of the Lazard Fund will be received by shareholders of Ashmore Fund on the Closing Date, and the following table should not be relied upon to reflect the number of shares of Lazard Fund that will actually be received.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Ashmore Fund	$33,620,907	$10.77	3,120,673
Lazard Fund – Class A	$1,571,680,593	$11.86	132,464,717
Adjustments	$(138,781) (a)		(297,559) (b)
Pro forma Lazard Fund - Class A (assuming only the Reorganization in Proposal 2 is approved) (c)	$1,605,162,719	$11.86	135,287,831

(a)  The costs and expenses associated with the Reorganization relating to preparing, filing, printing and mailing of material, disclosure documents and related legal fees, including the legal fees incurred in connection with the analysis under the Code of the taxability of this transaction and the preparation of the tax opinion, and obtaining a consent of independent registered public accounting firm will be borne by JNAM.  The Ashmore Fund will bear its proportionate share of the transaction expenses associated with the Reorganization.  Such expenses are estimated to be $138,781.  No sales or other charges will be imposed on Contract Owners in connection with the Reorganization.
(b)  The adjustment to the pro forma shares outstanding number represents a decrease in shares outstanding of the Ashmore Fund to reflect the exchange of shares into the Lazard Fund.
(c)  Assumes that only the Reorganization described in this Proposal 2 is approved.  See Appendix E for the capitalization of the Lazard Fund on a pro forma combined basis assuming that either or both of the Reorganizations described in Proposal 1 and Proposal 3 are approved.

The Reorganization provides for the acquisition of all the assets and all the liabilities of the Ashmore Fund by the Lazard Fund.  If the Reorganization had taken place on June 30, 2014, the Ashmore Fund would have received 2,823,113 Class A shares of the Lazard Fund.

After careful consideration, the CVST Board of Trustees unanimously approved the Plan of Reorganization with respect to the Ashmore Fund.  Accordingly, the CVST Board has submitted the Plan of Reorganization for approval by the Ashmore Fund’s shareholders.  The CVST Board recommends that you vote “FOR” Proposal 2.

*           *           *           *           *

PROPOSAL 3:	APPROVAL OF THE PLAN OF REORGANIZATION WITH RESPECT TO THE REORGANIZATION OF THE SCHRODER FUND INTO THE LAZARD FUND.

Proposal 3 requests the approval of Schroder Fund shareholders of the Plan of Reorganization pursuant to which the Schroder Fund will be reorganized into the Lazard Fund.

In considering whether you should approve this Proposal, you should note that:

●	The Funds have similar investment objectives. The Schroder Fund seeks long-term growth of capital while the Lazard Fund seeks long-term capital appreciation.

●
Although the Funds have similar investment objectives, they employ different investment policies in seeking to achieve those objectives.  The Schroder Fund invests in equity and equity-related securities of companies located (or with primary operations) in the emerging market countries of Europe, with a primary focus on Central and Eastern European markets and the markets of the former Soviet Union and the Mediterranean-region emerging markets.  The Lazard Fund invests in equity securities of companies whose principal place of business activities are located in emerging market countries.  Both the Schroder Fund and the Lazard Fund are “diversified” funds and have comparable fundamental policies. For a detailed comparison of each Fund’s investment policies and strategies, see “Comparison of Investment Objectives, Policies and Strategies” below.

●
The Funds also have some similarities in their risk profiles, although there are differences of which you should be aware.  Each Fund’s principal risks include country/regional risk, currency risk, emerging markets risk, foreign regulatory risk, and managed portfolio risk.  The Schroder Fund, however, also is subject to convertible securities risk, depositary receipts risk, equity-linked notes risk, equity securities risk, focus risk, and market risk, while the Lazard Fund generally is not. In addition, the principal risks of investing in the Lazard Fund also include derivatives risk and foreign securities risk, which are not principal risks of investing in the Schroder Fund. For a detailed comparison of each Fund’s risks, see “Comparison of Principal Risk Factors” below.

●
Curian Capital, LLC (“Curian Capital”) currently serves as the investment adviser and administrator for the Schroder Fund, while Jackson National Asset Management, LLC (“JNAM”) serves as the investment adviser and administrator for the Lazard Fund.  Curian Capital and JNAM have both received separate exemptive orders from the SEC that generally permit Curian Capital or JNAM, and CVST or JNLST’s Board of Trustees, respectively, to appoint, dismiss and replace the sub-adviser to the respective Funds and to amend the advisory agreements between Curian Capital or JNAM, as the case may be, and the sub-adviser, without obtaining shareholder approval.  However, any amendment to an advisory agreement between Curian Capital or JNAM, as the case may be, and CVST or JNLST, respectively, that would result in an increase in the management fee rate specified in that agreement (i.e., the aggregate management fee) charged to a Fund will be submitted to shareholders for approval.  Curian Capital has appointed one sub-adviser, Schroder Investment Management North America Inc., and one sub-sub-adviser, Schroder Investment Management North America Limited, to manage the assets of the Schroder Fund.  JNAM also has appointed one sub-adviser to manage the assets of the Lazard Fund – Lazard Asset Management LLC.  It is anticipated that Lazard Asset Management LLC will continue to advise the Lazard Fund after the Reorganization.  For a detailed description of JNAM and the Lazard Fund’s sub-adviser, please see “Additional Information about the Acquiring Fund - The Adviser” and “- The Sub-Advisers” below.

●
The Schroder Fund and Lazard Fund had net assets of approximately $17.3 million and $1,572.3 million, respectively, as of June 30, 2014.  Thus, if the Reorganization had been in effect on that date, the Schroder Fund combined with the Lazard Fund (the “Combined Fund”) would have had net assets of approximately $1,589.6 million.

In addition, as discussed in connection with Proposal 1 and Proposal 2, respectively, the Aberdeen Fund had net assets of approximately $11.3 million as of June 30, 2014 and the Ashmore Fund had net assets of approximately $33.6 million as of June 30, 2014. Thus, if the Reorganizations of the Aberdeen Fund, the Ashmore Fund and the Schroder Fund into the Lazard Fund had been in effect on that date, the combined Fund would have had net assets of approximately $1,634.5 million.

●
Shareholders of the Schroder Fund will receive Class A shares of the Lazard Fund pursuant to the Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.  Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganizations” and “Additional Information about the Acquiring Fund” below for more information.

●
It is estimated that the annual operating expense ratio for the Lazard Fund, following the Reorganization, will be lower than that of the Schroder Fund.  For a more detailed comparison of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Acquiring Fund” below.

●
The maximum management fee for the Schroder Fund is equal to an annual rate of 1.10% of its average daily net assets, while the maximum management fee for the Lazard Fund is equal to an annual rate of 1.00% of its average daily net assets.  The administrative fee payable to Curian Capital, as the administrator of the Schroder Fund, is 0.20%, while the administrative fee payable to JNAM, as administrator of the Lazard Fund, is 0.15%.  For a more detailed description of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Acquiring Fund” below.

●
Following the Reorganization, the Combined Fund will be managed in accordance with the investment objective, policies and strategies of the Lazard Fund.  It is not expected that the Lazard Fund will revise any of its investment policies following the Reorganization to reflect those of the Schroder Fund.

●
The costs and expenses associated with the Reorganization relating to preparing, filing, printing and mailing of material, disclosure documents and related legal fees, including the legal fees incurred in connection with the analysis under the Internal Revenue Code of 1986 (the “Code”) of the taxability of this transaction and the preparation of the tax opinion, and obtaining a consent of independent registered public accounting firm will be borne by JNAM.  The Schroder Fund will bear its proportionate share of the transaction expenses associated with the Reorganization.  Such expenses are estimated to be $28,845.  No sales or other charges will be imposed on Contract Owners in connection with the Reorganization.  Please see “Additional Information about the Reorganizations” below for more information.

Comparative Fee and Expense Tables

The following tables show the fees and expenses of each Fund and the estimated pro forma fees and expenses of the Class A shares of the Acquiring Fund after giving effect to the proposed Reorganization.  Fees and expenses for each Fund are based on those incurred for the fiscal year ended December 31, 2013.  The pro forma fees and expenses of the Acquiring Fund Shares assume that the Reorganization had been in effect for the year ended December 31, 2013.  The tables below do not reflect any fees and expenses related to the Contracts, which would increase overall fees and expenses.  See a Contract prospectus for a description of those fees and expenses.

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Schroder Fund	Lazard Fund – Class A	Pro Forma Lazard Fund - Class A (assuming expected operating expenses if the Reorganization in Proposal 3 is approved)
Management Fee	1.10%	0.87%	0.87%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.20%	0.20%
Other Expenses1	0.23%	0.16%	0.16%
Acquired Fund Fees and Expenses2	0.01%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.59%	1.23%	1.23%

1 “Other Expenses” for the Schroder Fund include an Administrative Fee of 0.20% which is payable to Curian Capital, and an Administrative Fee of 0.15% for the Lazard Fund, which is payable to JNAM.

2 Acquired fund fees and expenses are the indirect expenses of investing in other investment companies.  The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.

Expense Examples

This example is intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds.  This example does not reflect fees and expenses related to the Contracts, and the total expenses would be higher if they were included.  The example assumes that:

●	You invest $10,000 in a Fund;
●	Your investment has a 5% annual return;
●	Each Fund’s operating expenses remain the same as they were as of December 31, 2013; and
●	You redeem your investment at the end of each time period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Schroder Fund	$162	$502	$866	$1,889
Lazard Fund – Class A	$125	$390	$676	$1,489
Pro Forma Lazard Fund - Class A (assuming expected operating expenses if only the Reorganization in Proposal 3 is approved)*	$125	$390	$676	$1,489

* Assumes that only the Reorganization described in this Proposal 3 is approved.  See Appendix F for the pro forma fees and expenses of the Acquiring Fund Shares assuming that either or both of the Reorganizations described in Proposal 1 and Proposal 2 are approved.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund’s performance.  For the six-months period ended June 30, 2014, the portfolio turnover rates for the Schroder Fund and the Lazard Fund were 47% and 11%, respectively, of the average value of the Fund.

Comparison of Investment Adviser and Sub-Adviser

The following table compares the investment adviser and sub-adviser of the Lazard Fund with those of the Schroder Fund.

Acquiring Fund	Acquired Fund
Lazard Fund	Schroder Fund
Investment Adviser Jackson National Asset Management, LLC Sub-Adviser Lazard Asset Management LLC (“Lazard”)	Investment Adviser Curian Capital, LLC* Sub-Adviser Schroder Investment Management North America Inc. (“SIMNA Inc.”) Sub-Sub-Adviser Schroder Investment Management North America Limited (“SIMNA Ltd.”)

*Although it is proposed that Jackson National Asset Management, LLC become investment adviser to the Schroder Fund, subject to approval of CVST’s shareholders, with such change to become effective on April 27, 2015.

Comparison of Investment Objectives, Policies and Strategies

The following table compares the investment objectives and principal investment policies and strategies of the Lazard Fund with those of the Schroder Fund.  A Board of Trustees may change the investment objective of a Fund without a vote of the Fund’s shareholders.  For more detailed information about each Fund’s investment strategies and risks, see Appendix B.

Acquiring Fund	Acquired Fund
Lazard Fund	Schroder Fund
Investment Objective The investment objective of the Fund is long-term capital appreciation.	Investment Objective The investment objective of the Fund is to seek long-term growth of capital.
Principal Investment Strategies

The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries.

The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and the use of derivative instruments to gain exposure to foreign currencies and emerging securities, and to hedge the Fund’s investments.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equity and equity related securities of companies located (or with primary operations) in the emerging market countries of Europe, with a primary focus on Central and Eastern European markets and the markets of the former Soviet Union and the Mediterranean-region emerging markets.  The Fund currently expects to make most of its investments in equity securities of companies located (or with primary operations) in the Czech Republic, Hungary, Poland, Russia and Turkey.

The Fund may also invest up to 20% in companies located (or with primary operations) in Norther Africa, the Middle East and Central Asia.

The Fund may purchase the equity securities of companies of any size. The Fund may invest in ordinary shares, preference shares, units of ordinary and preference shares, depositary receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)), debt securities convertible into common shares, warrants, rights issues, participatory notes, initial public offerings and other securities of an equity nature listed on regulated exchanges. SIMNA Ltd., the Fund’s sub-sub-adviser (the “Sub-Sub-Adviser”) primarily employs a bottom-up approach (i.e., based on the characteristics of individual companies, rather than broad economic trends) to evaluate companies in which to invest, by focusing mostly on stock selection within a country, with some focus on country allocation.

Comparison of Principal Risk Factors

An investment in a Fund is not guaranteed.  As with any mutual fund, the value of a Fund’s shares will change, and an investor could lose money by investing in a Fund.  The following table compares the principal risks of an investment in each Fund.  For an explanation of each such risk, see “Additional Information about the Reorganizations – Description of Risk Factors” below.

Risks	Lazard Fund	Aberdeen Fund
Convertible securities risk		X
Country/Regional risk	X	X
Credit risk		X
Currency risk	X	X
Depositary receipts risk		X
Derivatives risk	X
Emerging markets risk	X	X
Equity securities risk		X
Focus risk		X
Foreign regulatory risk	X	X
Foreign securities risk	X	X
Latin America concentration risk		X
Managed portfolio risk	X	X
Market risk		X
Non-diversification risk		X

Comparison of Fundamental Policies

Each Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval.  The following table compares the fundamental policies of the Lazard Fund with those of the Schroder Fund.

Acquiring Fund	Acquired Fund
Lazard Fund	Schroder Fund
(1) The Fund shall be a “diversified company,” as such term is defined under the 1940 Act.	Same.
(2) The Fund may not invest more than 25% of the value of its respective assets in any particular industry (other than U.S. government securities and/or foreign sovereign debt securities).	Same.
(3) The Fund may not invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies	Substantially similar. The Fund may not invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities

Acquiring Fund	Acquired Fund
Lazard Fund	Schroder Fund

engaged in those businesses. The Fund may purchase and sell securities that are secured and may invest in interests in or leases relating to oil, gas or other mineral exploration or development programs.
issued by companies engaged in those businesses.
(4) The Fund may not purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).	Same.
(5) The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund’s total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).
Substantially similar. The Fund may not lend any security or make any other loan, except to the extent permitted by the 1940 Act the rules and regulations thereunder, and any applicable exemptive relief.

(6) The Fund may not act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of portfolio securities.	Same.
(7)      The Fund may not invest more than 15% of its net assets in illiquid securities.  This limitation does not apply to securities eligible for resale pursuant to Rule 144A of the 1933 Act or commercial paper issued in reliance upon the exemption from registration contained in Section 4(2) of that Act, which have been determined to be liquid in accord with guidelines established by the Board of Trustees.
No corresponding restriction.
(8)      The Fund may not issue senior securities except that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings).  If borrowings exceed 25% of the value of a Fund’s total assets by reason of a decline in net assets, the Fund will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation.  This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, swaps and forward contracts, or the segregation of assets in connection with such contracts, or dollar rolls where segregated.

Substantially similar.  The Fund may not issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.

The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.

Comparative Performance Information

The performance information shown below provides some indication of the risks of investing in each Fund by showing changes in each Fund’s performance from year to year and by showing how each Fund’s average annual returns compared with those of a broad measure of market performance.  Past performance is not an indication of future performance.

The returns shown in the bar chart and table do not include charges imposed under the Contracts.  If these amounts were reflected, returns would be less than those shown.

Schroder Fund – Calendar Year Total Returns

Best Quarter (ended 6/30/2014): 11.71%; Worst Quarter (ended 12/31/2014): -17.27%

Lazard Fund (Class A) – Calendar Year Total Returns

Best Quarter (ended 6/30/2009): 34.31%; Worst Quarter (ended 12/31/2008): -32.32%

Schroder Fund – Average Annual Total Returns as of December 31, 2014
	1 year	Life of Fund (April 29, 2013)
Schroder Fund	-27.23%	-15.32%
MSCI EM Europe 10/40 Index (Net)	-29.52%	-18.93%

Lazard Fund (Class A) – Average Annual Total Returns as of December 31, 2014
	1 year	5 year	Life of Class (May 1, 2006)
Lazard Fund (Class A)	-5.26%	2.80%	4.19%
MSCI Emerging Markets Index	-2.19%	1.78%	3.88%

Capitalization

The following table shows the capitalization of each Fund as of June 30, 2014 and of the Lazard Fund on a pro forma combined basis as of June 30, 2014 after giving effect to the proposed Reorganization.  The actual net assets of the Schroder Fund and the Lazard Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares.  No assurance can be given as to how many Class A shares of the Lazard Fund will be received by shareholders of Schroder Fund on the Closing Date, and the following table should not be relied upon to reflect the number of shares of Lazard Fund that will actually be received.

Net Assets	Net Asset Value Per Share	Shares Outstanding
Schroder Fund	$17,288,363	$10.11	1,710,140
Lazard Fund – Class A	$1,571,680,593	$11.86	132,464,717
Adjustments	$(28,845) (a)		(254,869) (b)
Pro forma Lazard Fund - Class A (assuming only the Reorganization in Proposal 3 is approved) (c)	$1,588,940,111	$11.86	133,919,988

(a)  The costs and expenses associated with the Reorganization relating to preparing, filing, printing and mailing of material, disclosure documents and related legal fees, including the legal fees incurred in connection with the analysis under the Code of the taxability of this transaction and the preparation of the tax opinion, and obtaining a consent of independent registered public accounting firm will be borne by JNAM.  The Schroder Fund will bear its proportionate share of the transaction expenses associated with the Reorganization.  Such expenses are estimated to be $28,845.  No sales or other charges will be imposed on Contract Owners in connection with the Reorganization.
(b)  The adjustment to the pro forma shares outstanding number represents a decrease in shares outstanding of the Schroder Fund to reflect the exchange of shares into the Lazard Fund.
(c)  Assumes that only the Reorganization described in this Proposal 3 is approved.  See Appendix F for the capitalization of the Lazard Fund on a pro forma combined basis assuming that either or both of the Reorganizations described in Proposal 1 and Proposal 2 are approved.

The Reorganization provides for the acquisition of all the assets and all the liabilities of the Schroder Fund by the Lazard Fund.  If the Reorganization had taken place on June 30, 2014, the Schroder Fund would have received 1,455,271 Class A shares of the Lazard Fund.

After careful consideration, the CVST Board of Trustees unanimously approved the Plan of Reorganization with respect to the Schroder Fund.  Accordingly, the CVST Board has submitted the Plan of Reorganization for approval by the Schroder Fund’s shareholders.  The CVST Board recommends that you vote “FOR” Proposal 3.

*           *           *           *           *

ADDITIONAL INFORMATION ABOUT THE REORGANIZATIONS

Terms of the Plans of Reorganization

The terms of the Plans of Reorganization are summarized below. The summary is qualified in its entirety by reference to each Plan, a copy of which is attached as Appendix A.

If shareholders of an Acquired Fund approve the Plan of Reorganization with respect to that Fund, then the assets of that Acquired Fund will be acquired by, and in exchange for, Class A shares of the Acquiring Fund and the liabilities of that Acquired Fund will be assumed by the Acquiring Fund. That Acquired Fund will then be terminated by CVST, and the Class A shares of the Acquiring Fund distributed to the shareholders of the Acquired Fund in the redemption of that Acquired Fund’s shares. Immediately after completion of each Reorganization, the number of shares of the Acquiring Fund then held by former shareholders of each Acquired Fund may be different than the number of shares of that Acquired Fund that had been held immediately before completion of the Reorganization, but the total investment will remain the same (i.e., the total value of the Acquiring Fund Class A shares held immediately after the completion of the Reorganization will be the same as the total value of the

Acquired Fund shares formerly held immediately before completion of the Reorganization). The consummation of any one Reorganization is not contingent on the consummation of any other Reorganization.

It is anticipated that the Reorganizations will be consummated as of the close of business on April 24, 2015, or on a later date agreed upon by CVST and JNLST (the “Closing Date”), subject to the satisfaction of all conditions precedent to the closing. It is not anticipated that any of the Acquired Funds will hold any investment that the Acquiring Fund would not be permitted to hold (“non-permitted investments”).

Description of the Securities to Be Issued

The shareholders of each Acquired Fund will receive Class A shares of the Acquiring Fund in accordance with the procedures provided for in the Plan of Reorganization with respect to that Fund.  Each such share will be fully paid and non-assessable by JNLST when issued and will have no preemptive or conversion rights.

JNLST may issue an unlimited number of full and fractional shares of beneficial interest of the Acquiring Fund and divide or combine such shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in JNLST.  Each share of the Acquiring Fund represents an equal proportionate interest in that Fund with each other share.  JNLST reserves the right to create and issue any number of Fund shares.  In that case, the shares of the Acquiring Fund would participate equally in the earnings, dividends, and assets of the Fund.  Upon liquidation of the Acquiring Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.  The Acquiring Fund is a series of JNLST.

JNLST currently offers two classes of shares, Class A and Class B.  JNLST has adopted, in the manner prescribed under Rule 12b-1 under the 1940 Act, a plan of distribution pertaining to the Class A shares of the Acquiring Fund.  The maximum distribution and/or service (12b-1) fee for the Acquiring Fund’s Class A shares is equal to an annual rate of 0.20% of the average daily net assets attributable to those shares.  Because these distribution/service fees are paid out of the Acquiring Fund’s assets on an ongoing basis, over time these fees will increase your cost of investing and may cost more than paying other types of charges.

CVST Board Considerations

At meetings of CVST's Board of Trustees (in this section, the "Board") held on January 4 and January 8, 2015, the Trustees, all of whom are not "interested persons" (as that term is defined in the 1940 Act) of CVST ("Independent Trustees"), considered materials and discussed the potential benefits to the shareholders of the Acquired Funds under the proposed Reorganizations. The Reorganizations are part of an overall rationalization of CVST's offerings and service providers, and is designed to eliminate inefficiencies arising from offering overlapping funds with similar investment objectives and investment strategies that serve as investment options for the Contracts issued by the Insurance Companies and certain qualified and nonqualified plans.  The Reorganizations also seek to increase assets under management in the Acquiring Fund and seek to achieve additional economies of scale. The objective of the Reorganizations is to seek to ensure that a consolidated family of investments offers a streamlined, complete, and competitive set of underlying investment options to serve the interests of shareholders and Contract Owners. Approval of each Reorganization requires the affirmative vote of a majority of the outstanding voting securities of the respective Acquired Fund. The approval by shareholders of any one Reorganization is not contingent on the approval by shareholders of any other Reorganization.  In determining whether to recommend approval of the Reorganizations, the Board considered many factors, including:
•
Investment Objectives and Investment Strategies.  The Board noted that the Reorganizations will permit the Contract Owners with beneficial interest in the Acquired Funds to continue to invest in a professionally managed fund having substantially similar investment objectives to that of the Acquired Funds currently.  With respect to each proposal, the Board made the following observations:

In Proposal 1, both the Aberdeen Fund and the Lazard Fund seek long-term capital appreciation.  Both Funds invest in equity securities of companies that are located in emerging markets.  However, the Aberdeen Fund is primarily focused on investments in Latin American issuers and is a "non-diversified" fund as that term is defined under the 1940 Act, while the Lazard Fund is focused on investments in global emerging markets and is a "diversified" fund.

In Proposal 2, both the Ashmore Fund and the Lazard Fund seek long-term capital appreciation.  Both Funds also invest in equity securities of companies that are located in emerging markets.  However, the Ashmore Fund is primarily focused on investments in small-capitalization issuers.  Both Funds are "diversified" funds and have comparable fundamental policies.
In Proposal 3, the Schroder Fund seeks long-term growth of capital and the Lazard Fund similarly seeks long-term capital appreciation.  Both Funds invest in equity securities of companies that are located in emerging markets.  The Schroder Fund is primarily focused on investments in emerging market countries of Europe, with a primary focus on Central and Eastern European markets and the markets of former Soviet Union and the Mediterranean-region emerging markets.  Both Funds are "diversified" funds and have comparable fundamental policies.
The Board considered that, should the shareholders approve the proposals, the Combined Fund generally will offer much broader exposure across the emerging markets and will, as a result, be more diversified and thus, likely to have less volatility than any one Acquired Fund.
For a full description of the investment objectives and investment strategies of each Acquired Fund and the Acquiring Fund, see "Comparison of Investment Objectives, Policies and Strategies."
The Board also considered management's desire to streamline the Curian fund lineup and considered management's high conviction in the Lazard Fund.  The Board took into account management's statement that the three Acquired Funds offer opportunity for investment in international niche markets whereas that the Acquiring Fund offers the benefit of similar investments that are broader and more diversified.  The Board extensively discussed that the Reorganizations will provide investors with broader international exposure with possibly less volatility, and considered the differences between the overall investment strategies of each Acquired Fund as compared to the Acquiring Fund.
•
Operating Expenses.  The Board noted that if approved by the Acquired Funds' shareholders, the proposed Reorganizations will result in a total expense ratio for the Combined Fund that is lower than that of each of the Acquired Funds currently.  The Board considered that as of the fiscal year ended December 31, 2013, each Acquired Fund had a total expense ratio that was higher than the total expense ratio of the Acquiring Fund.  The Board also considered that the management fee paid by the each Acquired Fund to Curian Capital, its investment adviser, was higher than the management fee paid by the Acquiring Fund to JNAM, its investment adviser.

•
Larger Asset Base.  The Board noted that the Reorganizations will benefit Contract Owners and others with beneficial interests in the Acquired Funds by allowing them to invest in a combined Fund with a substantially larger asset base than that of each of the Acquired Funds.  As of October 31, 2014, the Aberdeen Fund, Ashmore Fund and Schroder Fund had assets of $9.6 million, $43.5 million, and $15.6 million, respectively, as compared to assets of $1,475.4 million for the Lazard Fund.  The Board also took into account the fact that the Acquired Funds have struggled to attract assets.  The Combined Fund, consisting of the assets of the Acquired Funds and the Acquiring Fund, would also realize greater economies of scale.  The larger Combined Fund also would offer the potential benefit of increased investment opportunities and a more diversified portfolio of securities.  Additionally, the Board discussed that in light of the Acquired Funds' low asset bases, management does not believe it is likely that they will be able to grow in a meaningful way.

•
Performance.  The Board considered each Fund's performance compared to its benchmark as of October 31, 2014.  The Board also noted that while the Acquiring Fund had more favorable performance, each Acquired Fund had a relatively short track record. As a result, the Board took into account the long-term composite performance of strategies that are similarly managed as the Acquired Funds, noting that the long-term performance of the Acquiring Fund also was generally more favorable than that of those strategies.  The Board also noted that the same portfolio management team currently managing the Acquiring Fund is expected to continue to manage the Combined Fund after the Reorganizations.

•
Investment Adviser, Sub-Advisers and Other Service Providers.  The Acquired Funds and Acquiring Funds currently have different investment advisers, Curian Capital for the Aberdeen Fund, Ashmore Fund and Schroder Fund and JNAM for the Lazard Fund, and all of the Funds have different sub-advisers.  After the Reorganizations, the Combined Fund will have JNAM as its investment adviser.  The Aberdeen Fund is sub-advised by Aberdeen, the Ashmore Fund is sub-advised by Ashmore, and the Schroder Fund is sub-advised by SIMNA Inc. and sub-sub-advised by SIMNA Ltd., while the Acquiring Fund is sub-advised by Lazard.  After the Reorganizations, the Combined Fund will be sub-advised by Lazard.  The Board considered management's high conviction in Lazard.  It also discussed that it had met with representatives from Lazard, which also sub-advises a fund in CVST, in September 2014 and noted that it is familiar with Lazard as an investment manager.  See "Comparison of Investment Adviser and Sub-Adviser."  The custodian for the Acquiring Fund, JPMorgan Chase Bank, N.A., is the same as for each of the Acquired Funds and will remain the same immediately after the Reorganizations, although the Acquiring Fund may change its custodian in the near future.  The transfer agent for the Acquiring Fund, JNAM, is the same as for each of the Acquired Funds and will remain the same after the Reorganizations. The distributor for shares of the Acquiring Fund, Jackson National Life Distributors LLC, is the same as for each of the Acquired Funds and will remain the same after the Reorganizations.

•	Tax-Free Reorganizations. The Reorganizations will have no tax effect on Contract Owners or others with beneficial interests in the Acquired Funds.
•	Costs of Reorganizations. The expenses of the Reorganizations will be borne by JNAM, and no sales or other charges will be imposed on Contract Owners in connection with the Reorganizations.
In summary, in determining whether to recommend approval of each Reorganization, the Board considered factors including (1) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of the Acquired Funds' shareholders', Contract Owners', and plan participants' interests; (2) the compatibility of the Funds' investment objectives, investment strategies and investment restrictions, as well as shareholder services offered by the Funds; (3) the expense ratios and information regarding the fees and expenses of the Funds; (4) the advantages and disadvantages to the Acquired Funds' shareholders, Contract Owners, and plan participants of having a larger asset base in the combined Fund; (5) the relative historical performance of the Funds and similarly managed strategies; (6) the management of the Funds; (7) the federal tax consequences of the Reorganizations; and (8) the costs of the Reorganizations. The Board also considered alternative options available for each Acquired Fund and considered the fact that each of the Acquired Funds were likely to remain relatively small and encounter continuing difficulties in attracting assets.
For the reasons described above, the Board, comprised solely of Independent Trustees, determined that the Reorganizations would be in the best interests of the Acquired Funds and that the interests of the Acquired Funds' Contract Owners and other investors would not be diluted as a result of effecting the Reorganizations. At the Board meeting held on January 8, 2015, the Board voted unanimously to approve each Reorganization and recommended its approval by the Acquired Funds' Contract Owners and others with beneficial interests in the Acquired Funds.

Description of Risk Factors

A Fund’s performance may be affected by one or more risk factors. For a detailed description of a Fund’s risk factors, please see Appendix B “More Information on Strategies and Risk Factors.”

Federal Income Tax Consequences of the Reorganizations

The Reorganizations are intended to qualify for federal income tax purposes as tax-free reorganizations under Section 368(a) of the Code.

As a condition to consummation of a Reorganization, the JNLST will receive an opinion from K&L Gates LLP (“Counsel”), with respect to a Reorganization and the Funds participating therein and their shareholders, substantially to the effect that, based on the facts and assumptions stated therein as well as certain representations of JNLST and conditioned on the Reorganization’s being completed in accordance with the Plan of Reorganization, for federal income tax purposes: (1) the Reorganization will qualify as a “reorganization” (as defined in Section 368(a)(1) of the Code), and each Fund will be a “party to a reorganization” (within the meaning of Section 368(b) of the Code); (2) neither Fund will recognize any gain or loss on the Reorganization; (3) the Acquired Fund shareholders will not recognize any gain or loss on the exchange of their Acquired Fund Shares for Acquiring Fund Shares; (4) the holding period for and tax basis in the Acquiring Fund Shares that the Acquired Fund shareholder receives pursuant to the Reorganization will include the holding period for, and will be the same as the aggregate tax basis in, the Acquired Fund Shares that the shareholder holds immediately before the Reorganization (provided, with respect to inclusion of the holding period, the shareholder holds the shares as capital assets on the applicable Closing Date); and (5) the Acquiring Fund’s tax basis in each asset the Acquired Fund transfers to it will be the same as the Acquired Fund’s tax basis therein immediately before the Reorganization, and the Acquiring Fund’s holding period for each such asset will include the Acquired Fund’s holding period therefore (except where the Acquiring Fund’s investment activities have the effect of reducing or eliminating an asset’s holding period).  Notwithstanding clauses (2) and (5), such opinion may state that no opinion is expressed as to the effect of a Reorganization on the Funds or the Acquired Fund shareholders with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

Contract Owners who had premiums or contributions allocated to the investment divisions of the Separate Accounts as well as others that are invested in Acquired Fund Shares generally will not recognize any gain or loss as a result of the Reorganization.  If the Acquired Fund sells securities before its Reorganization, it may recognize net gains or losses.  Any net gains recognized on those sales would increase the amount of any distribution that the Acquired Fund must make to its shareholders before consummating its Reorganization.

As a result of the Reorganization, the Acquiring Fund will succeed to certain tax attributes of the Acquired Fund, except that the amount of the Acquired Fund’s accumulated capital loss carryforwards (plus any net capital loss that Acquired Fund sustains during its taxable year ending on the applicable Closing Date and any net unrealized built-in loss it has on that date) that the Acquiring Fund may use to offset capital gains it recognizes after its Reorganization may be subject to an annual limitation under Sections 382 and 383 of the Code.

If a Reorganization fails to meet the requirements of Code Section 368(a)(1), a Separate Account that is invested in shares of the Acquired Fund involved therein could realize a gain or loss on the transaction equal to the difference between its tax basis in those shares and the fair market value of the Acquiring Fund Shares it receives.

JNLST has not sought a tax ruling from the Internal Revenue Service (“IRS”) but instead is acting in reliance on the opinion of Counsel discussed above.  That opinion is not binding on the IRS or the courts and does not preclude the IRS from adopting a contrary position.  Contract Owners and other investors are urged to consult their tax advisers as to the specific consequences to them of the Reorganizations, including the applicability and effect of state, local, foreign and other taxes.

Contingency Plan

If any or all of the Reorganizations are not approved by shareholders, the CVST Board will consider what actions are appropriate, including the possible extension of Aberdeen, Ashmore and/or SIMNA Inc. as sub-adviser for the Aberdeen Fund, Ashmore Fund and Schroder Fund, respectively, and SIMNA Ltd. as sub-sub-adviser for the Schroder Fund for an interim period in accordance with policies the Board determines appropriate, until there is adequate time to take further action.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND

Management of JNLST

This section provides information about JNLST, the Adviser, and the Sub-Adviser for the Acquiring Fund.

The Trust

JNLST is organized as a Massachusetts business trust and is registered with the SEC as an open-end management investment company.  Under Massachusetts law and the JNLST’s Declaration of Trust and By-Laws, the management of the business and affairs of the JNLST Trust is the responsibility of the Board of Trustees.  The Acquiring Fund is a series of the JNLST.

The Adviser

Jackson National Asset Management, LLC (“JNAM”), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the JNLST and provides the JNLST with professional investment supervision and management. JNAM is a wholly owned subsidiary of Jackson National, which is in turn a wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Prudential plc is also the ultimate parent of Curian Capital, LLC, the sponsor of investment companies that are in the same group of investment companies as JNLST, M&G Investment Management Limited, PPM America, Inc. and Eastspring Investments (Singapore) Limited.

JNAM acts as investment adviser to the JNLST pursuant to an Investment Advisory and Management Agreement.  The Investment Advisory and Management Agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by (i) a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Trust, and (ii) the shareholders of the affected Fund or the Board of Trustees. It may be terminated at any time upon 60 days notice by JNAM, or by a majority vote of the outstanding shares of a Fund with respect to that Fund, and will terminate automatically upon assignment. Additional Funds may be subject to a different agreement.  The Investment Advisory and Management Agreement provides that JNAM shall not be liable for any error of judgment, or for any loss suffered by any Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of JNAM in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.  As compensation for its services, the JNLST pays JNAM a fee in respect of each Fund as described in that Fund’s Prospectus.

JNAM and the JNLST, together with other investment companies of which JNAM is investment adviser, have been granted an exemption from the SEC that allows JNAM to hire, replace or terminate unaffiliated sub-advisers with the approval of the Board of Trustees, but without the approval of shareholders.  The order allows JNAM to materially amend a sub-advisory agreement with unaffiliated sub-advisers with the approval of the Board of Trustees, but without shareholder approval.  However, any amendment to an advisory agreement between the Adviser and the Trust that would result in an increase in the management fee rate specified in that agreement (i.e., the aggregate management fee) charged to a Fund will be submitted to shareholders for approval.  Under the terms of the exemption, if a new sub-adviser is hired by JNAM, shareholders in the affected Fund will receive information about the new sub-adviser within 90 days of the change.  The order allows the Funds to operate more efficiently and with greater flexibility.  JNAM provides the following oversight and evaluation services to the Funds, including, but not limited to the following services: performing initial due diligence on prospective sub-advisers for the Funds; monitoring the performance of sub-advisers; communicating performance expectations to the sub-advisers; and ultimately recommending to the Board of Trustees whether a sub-adviser’s contract should be renewed, modified or terminated.

Management Fees

As compensation for its services, JNAM receives a fee from the JNLST computed separately for the Acquiring Fund, accrued daily and payable monthly.  The fee JNAM receives from the Acquiring Fund is set forth below as an annual percentage of the net assets of the Acquiring Fund.

Acquiring Fund	Assets	Advisory Fee (Annual Rate Based on Average Net Assets)
Lazard Fund	$0 to $100 million1 $100 million to $250 million Over $250 million	1.00% 0.90% 0.85%

1 JNAM will voluntarily waive 0.10% on the first $100 million of the Lazard Fund’s assets.

JNAM selects, contracts with, and compensates sub-advisers to manage the investment and reinvestment of the assets of the Funds of the JNLST. JNAM monitors the compliance of such sub-advisers with the investment objectives and related policies of each Fund and reviews the performance of such sub-advisers and reports periodically on such performance to the Board of Trustees of the JNLST.  Under the terms of each of the Sub-Advisory Agreements, the sub-adviser manages the investment and reinvestment of the assets of the assigned Fund,subject to the supervision of the Board of Trustees of the JNLST.  The sub-adviser formulates a continuous investment program for each such Fund consistent with its investment objectives and policies outlined in its Prospectus.  Each sub-adviser, implements such programs by purchases and sales of securities.  Each sub-adviser regularly reports to JNAM and the Board of Trustees of the JNLST with respect to the implementation of such programs.  As compensation for its services, each sub-adviser receives a fee from JNAM computed separately for the applicable Fund, stated as an annual percentage of the net assets of such Fund.

In addition to the investment advisory fee, the Acquiring Fund pays to JNAM (“Administrator”) an Administrative Fee as an annual percentage of the average daily net assets of the Fund as set forth below.

Acquiring Fund	Assets	Administrative Fee (Annual Rate Based on Average Net Assets)
Lazard Fund	All Assets	0.15%

In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds.  In addition, the Administrator, at its own expense, arranges and pays for routine legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses, including brokerage commissions, interest and taxes, and other non-operating expenses.  Each Fund is also responsible for nonrecurring and extraordinary legal fees, registration fees, licensing costs, a portion of the Chief Compliance Officer costs, Independent Trustees liability insurance, the fees and expenses of the Independent Trustees and of independent legal counsel to the Independent Trustees.

The Sub-Adviser

The Acquiring Fund’s investments are selected by Lazard, the sub-adviser.  The following table describes the Acquiring Fund’s sub-adviser, portfolio managers, and each portfolio manager’s business experience.  Information about the portfolio managers’ compensation, other accounts they manage and their ownership of securities of the Acquiring Funds is available in the JNLST’s Statement of Additional Information dated April 28, 2014, as supplemented.

Acquiring Fund	Sub-Adviser & Portfolio Managers	Business Experience
Lazard Fund	Lazard Asset Management LLC 30 Rockefeller Plaza New York, New York 10112 Portfolio Managers John R. Reinsberg James Donald Rohit Chopra Monika Shrestha Jai Jacob Kevin O’Hare Stephen Marra
The Fund is managed on a team basis.

John R. Reinsberg is a Deputy Chairman with responsibility for international and global strategies. He is also a Portfolio Manager on the Global Equity and International Equity portfolio teams. He began working in the investment field in 1981. Prior to joining Lazard in 1992, John was Executive Vice President with General Electric Investment Corporation and Trustee of the General Electric Pension Trust. He was also previously with Jardine Matheson (Hong Kong) and Hill & Knowlton, Inc. John has an MBA from Columbia University and a BA from the University of Pennsylvania. He is a member of the University of Pennsylvania School of Arts and Sciences Board of Overseers, the University of Pennsylvania Huntsman Program Advisory Board, the Board of Directors of the Alliance for Cancer Gene Therapy, the Board of Directors of The Jewish Museum, as well as the Board of Directors of the U.S. Institute (Institutional Investor).

James Donald is a Portfolio Manager/Analyst on the EmergingMarkets Equity team and Head of the Emerging Markets Group. He began working in the investment field in 1985. Prior to joining Lazard in 1996, James was a Portfolio Manager with Mercury Asset Management. He has a BA (Hons) in history from the University of Western Ontario.

Rohit Chopra is a Portfolio Manager/Analyst on the Emerging Markets Equity team, focusing on consumer and telecommunications research and analysis. He began working in the investment field in 1996. Prior to joining the Firm in 1999, Rohit was with Financial Resources Group, Deutsche Bank and Morgan Stanley, Dean Witter, Discover Company. He has a BS in Finance and Information Systems from New York University and also studied at the London School of Economics and Political Science.

Monika Shrestha is a Portfolio Manager/Analyst on the Emerging Markets Equity team, focusing on the financials sector. She began working in the investment field in 1997. Prior to joining Lazard in 2003, Monika was a principal at Waterview Advisors and a Corporate Finance Analyst with Salomon Smith Barney. She has an MBA from Harvard Business School, a BSE in Computer Science and Engineering and a BS in Economics (with a concentration in Finance) from the University of Pennsylvania.

Jai Jacob is a Portfolio Manager/Analyst, leading the Lazard Multi Strategy investment team. Prior to joining the Multi Strategy investment team, Jai worked in Global Risk Management, Fixed Income, Quantitative Technology and Settlements. He led the development of Lazard’s proprietary Risk Analysis system, and has built quantitative analytical tools for over 40 Lazard investment strategies. Jai began working in the investment field in 1998 upon joining Lazard. He has a BA in English from Cornell University.

Kevin O’Hare is a Portfolio Manager/Analyst on the Developing Markets Equity team, focusing on the technology, health care, telecommunications and consumer discretionary sectors. He began working in the investment field in 1991. Prior to joining Lazard in 2001, Kevin was with Merrill Lynch, and Moore Capital Management. Kevin has an MBA in Finance from St. John’s University and a BS in Finance from King’s College.

Stephen Marra is a portfolio manager/analyst on the Lazard’s Multi Strategy team, specializing in strategy research. Prior to joining the Multi Strategy team, Mr. Marra worked in Settlements, Fixed Income Risk and Quantitative Technology. He began working in the investment field in 1999 upon joining the Lazard.

Additional Information

Distribution Arrangements

The JNLST has adopted, in accord with the provisions of Rule 12b-1 under the 1940 Act, a Distribution Plan (“Plan”).  The Board of Trustees of the JNLST, including all of the Independent Trustees, must approve, at least annually, the continuation of the Plan.  Under the Plan, certain funds of JNLST will pay a Rule 12b-1 fee at an annual rate of up to 0.20% of the Fund’s average daily net assets attributed to interests, to be used to pay or reimburse distribution and administrative or other service expenses with respect to interests.  Jackson National Life Distributors LLC (the “Distributor”), as principal underwriter, to the extent consistent with existing law and the Plan, may use the Rule 12b-1 fee to reimburse fees or to compensate broker-dealers, administrators, or others for providing distribution, administrative or other services.

The Distributor also has the following relationships with the sub-advisers and their affiliates.  The Distributor receives payments from certain of the sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate.  The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the sub-adviser’s participation.  A brokerage affiliate of the Distributor participates in the sales of shares of retail mutual funds advised by certain of the sub-advisers and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds.  In addition, the Distributor acts as distributor of the Contracts issued by the Insurance Companies.

Payments to Financial Intermediaries

Only Separate Accounts, registered investment companies, and qualified and certain non-qualified plans of the Insurance Companies may purchase shares of the Acquiring Fund.  If an investor invests in the Fund under a Contract or a plan that offers a Contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and the salesperson to recommend the Fund over another investment.

Investment in JNLST Shares

Shares of the JNLST are currently sold to Separate Accounts of the Insurance Companies to fund the benefits under certain Contracts; to qualified and certain unqualified retirement plans; and to other regulated investment companies that in turn are sold to Separate Accounts.  The Separate Accounts, through their various sub-accounts, invest in designated Funds and purchase and redeem the shares of the Funds at their net asset value (“NAV”). There is no sales charge.

Shares of the Acquiring Fund are not available to the general public directly.  The Acquiring Fund is managed by a sub-adviser who also may manage publicly available mutual funds having similar names and investment objectives.  While the Acquiring Fund may be similar to, and may in fact be modeled after, publicly available mutual funds, purchasers should understand that the Acquiring Fund is not otherwise directly related to any publicly available mutual fund.  Consequently, the investment performance of publicly available mutual funds and any Acquiring Fund may differ substantially.

The NAV per share of the Acquiring Fund is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) each day that the New York Stock Exchange is open.  Calculations of the NAV per share of each Acquiring Fund may be suspended by the JNLST’s Board of Trustees.  The NAV per share is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding.  Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value.

The JNLST Board of Trustees has adopted procedures pursuant to which JNAM may determine, subject to JNLST Board verification, the “fair value” of a security for which a current market price is not available or the current market price is considered unreliable or inaccurate.  Under these procedures, in general the “fair value” of a security shall be the amount, determined by JNAM in good faith that the owner of such security might reasonably expect to receive upon its current sale.

The JNLST Board of Trustees has established a pricing committee to review fair value determinations.  The pricing committee will also review restricted and illiquid security values, securities and assets for which a current market price is not readily available, and securities and assets for which there is reason to believe that the most recent market price does not accurately reflect current value (e.g., disorderly market transactions) and determine/review fair values pursuant to the “Pricing Policies and Procedures” adopted by the Board of Trustees of the JNLST.

The Acquiring Fund may invest in securities primarily listed on foreign exchanges and that trade on days when the Acquiring Fund does not price its shares.  As a result, the Acquiring Fund’s NAV may change on days when shareholders are not able to purchase or redeem the Acquiring Fund’s shares.

Because the calculation of the Acquiring Fund’s NAV does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation, there exists a risk that the value of foreign portfolio securities will change after the close of the exchange on which they are traded, but before calculation of the Acquiring Fund’s NAV (“time-zone arbitrage”).  Accordingly, the JNLST’s procedures for pricing of portfolio securities also authorize JNAM, subject to verification by the JNLST Trustees, to determine the “fair value” of such foreign securities for purposes of calculating the Acquiring Fund’s NAV.  When fair valuing such foreign securities, JNAM will adjust the closing prices of all foreign securities held in the Acquiring Fund’s portfolio, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the “fair value” of such securities for purposes of determining the Acquiring Fund’s NAV.  When fair-value pricing is employed, the foreign securities prices used to calculate the Acquiring Fund’s NAV may differ from quoted or published prices for the same securities.

These procedures seek to minimize the opportunities for time zone arbitrage in the Acquiring Fund that invests all or substantial portions of its assets in foreign securities, thereby seeking to make the Fund significantly less attractive to “market timers” and other investors who might seek to profit from time zone arbitrage and seeking to reduce the potential for harm to other Fund investors resulting from such practices.  However, these procedures may not completely eliminate opportunities for time zone arbitrage because it is not possible to predict in all circumstances whether post-closing events will have a significant impact on securities prices.

All investments in the JNLST are credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share).  The JNLST does not issue share certificates.

“Market Timing” Policy

The interests of the Acquiring Fund’s long-term shareholders may be adversely affected by certain short-term trading activity by other Contract Owners invested in the Separate Accounts.  Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Acquiring Fund shares held by long-term shareholders and have other adverse effects on the Acquiring Fund.  This type of excessive short-term trading activity is referred to herein as “market timing.”  The Acquiring Fund is not intended as a vehicle for market timing.  The JNLST Board of Trustees has adopted the policies and procedures set forth below with respect to frequent trading of Acquiring Fund shares.

The Acquiring Fund, directly and through its service providers, and the insurance company and qualified retirement plan service providers (collectively, “service providers”) with the cooperation of the insurance companies takes various steps designed to deter and curtail market timing. For example, regarding round trip transfers, redemptions by a shareholder from a sub-account investing in the Acquiring Fund is permitted; however, once a complete or partial redemption has been made from a sub-account that invests in the Acquiring Fund, through a sub-account transfer, shareholders will not be permitted to transfer any value back into that sub-account (and the Acquiring Fund) within fifteen (15) calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into a sub-account that was previously redeemed within the previous fifteen (15) calendar days, whether the transfer was requested by the shareholders or a third party authorized by the shareholder. The Insurance Companies have entered into agreements with JNLST to provide upon request certain information on the trading activities of Contract Owners in an effort to help curtail market timing.

In addition to identifying any potentially disruptive trading activity, the Acquiring Fund’s Board of Trustees has adopted a policy of “fair value” pricing to discourage investors from engaging in market timing or other excessive trading strategies for the Acquiring Fund.  The JNLST’s “fair value” pricing policy applies to all Funds where a significant event has occurred.  The Acquiring Fund’s “fair value” pricing policy is described under “Investment in JNLST Shares” above.

The practices and policies described above are intended to deter and curtail market timing in the Acquiring Fund.  However, there can be no assurance that these policies, together with those of the Insurance Companies, and any other insurance company that may invest in the Acquiring Fund in the future, will be totally effective in this regard.

Share Redemption

Investors redeem shares to make benefit or withdrawal payments under the terms of the Contracts or other arrangements.  Redemptions typically are processed on any day on which the Trust and New York Stock Exchange are open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the JNLST’s transfer agent.

The JNLST may suspend the right of redemption only under the following unusual circumstances:

●	When the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;
●	When an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or
●	During any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

Tax Status

The Acquiring Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Code.  The Acquiring Fund intends to distribute all its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income or excise taxes.  The interests in the Acquiring Fund are owned by one or more Separate Accounts that hold such interests pursuant to Contracts and by various funds of the CVST and JNLST, which are regulated investment companies under Subchapter M of the Code, by qualified and certain non-qualified pension plans and by Jackson National.

The Acquiring Fund is treated as a corporation separate from the JNLST for purposes of the Code.  Therefore, the assets, income, and distributions of the Acquiring Fund are considered separately for purposes of determining whether or not the Acquiring Fund qualifies as a regulated investment company.

Because the shareholders of the Acquiring Fund are Separate Accounts of variable insurance contracts, qualified and unqualified retirement plans and other registered investment companies, there are no tax consequences to those shareholders for buying, holding, exchanging and selling shares of the Acquiring Fund.  Distributions from the Acquiring Fund are not taxable to those shareholders.  However, owners of Contracts should consult the applicable Separate Account Prospectus for more detailed information on tax issues related to the Contracts.

The Acquiring Fund intends to comply with the diversification requirements currently imposed by the Code and U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the tax deferred status of the Contracts issued by Separate Accounts.  The Investment Advisory and Management Agreement and Sub-Advisory Agreement require the Acquiring Fund to be operated in compliance with these diversification requirements.  The sub-adviser may depart from the investment strategy of the Acquiring Fund only to the extent necessary to meet these diversification requirements.

FINANCIAL HIGHLIGHTS

The following table provides selected per share data for one share of each Acquired Fund and the Acquiring Fund.  The information does not reflect any charges imposed under a Contract.  If charges imposed under a variable contract were reflected, the returns would be lower.  You should refer to the appropriate Contract prospectus regarding such charges.

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report. The information as of June 30, 2014 (semi-annual report) has not been audited.

Curian Variable Series Trust Funds (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations			Distributions from						Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
Curian/Aberdeen Latin America Fund
06/30/2014 *	$8.28	$0.06	$0.37	$0.43	$–		$–		$8.71	5.19%	$11,256	5%	1.84%	1.84%	1.47%
12/31/2013 †	10.00	0.03	(1.70)	(1.67)	(0.05)		(0.00	)(e)	8.28	(16.70)	9,675	7	1.83	1.83	0.56

Curian/Ashmore Emerging Market Small Cap Equity Fund
06/30/2014 *	10.40	0.01	0.36	0.37	–		–		10.77	3.56	33,621	77	1.58	1.58	0.17
12/31/2013 †	10.00	0.01	0.39	0.40	(0.00	)(e)	–		10.40	4.02	17,804	49	1.59	1.59	0.14

Curian/Schroder Emerging Europe Fund
06/30/2014 *	10.30	0.03	(0.22)	(0.19)	–		–		10.11	(1.84)	17,288	47	1.64	1.64	0.58
12/31/2013 †	10.00	0.10	0.30	0.40	(0.10)		–		10.30	4.04	21,680	53	1.58	1.58	1.47

* The information as of June 30, 2014 has not been audited.
† Commenced operations on April 29, 2013.
(a) Annualized for periods less than one year.
(b) Per share data calculated using average shares method.
(c)  Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(d)  Portfolio turnover is not annualized for periods of less than one year.  Fixed income securities with maturities greater than one year that are purchased for short term investment are excluded from the portfolio turnover calculation.

(e) Amount represents less than $0.005.

JNL Series Trust Funds (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data		Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Lazard Emerging Markets Fund
Class A
06/30/2014 *	$10.97	$0.11	$0.78	$0.89	$–	$–	$11.86	8.11%	$1,571,681	11%	1.21%	1.22%	1.97%
12/31/2013	11.47	0.18	(0.31)	(0.13)	(0.17)	(0.20)	10.97	(1.10)	1,522,796	26	1.22	1.23	1.65
12/31/2012	9.83	0.19	1.96	2.15	(0.23)	(0.28)	11.47	22.21	1,409,847	31	1.22	1.22	1.76
12/31/2011	12.09	0.25	(2.39)	(2.14)	(0.12)	–	9.83	(17.75)	1,170,395	25	1.22	1.22	2.27
12/31/2010	9.96	0.19	1.99	2.18	(0.05)	–	12.09	21.91	1,386,967	23	1.23	1.23	1.76
12/31/2009	5.88	0.16	4.06	4.22	(0.14)	–	9.96	71.74	735,862	49	1.27	1.27	1.98

* The information as of June 30, 2014 has not been audited.
(a) Calculated using the average shares method.
(b) Annualized for periods less than one year.
(c) Total return assumes reinvestment of all distributions for the period. Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(d)  Portfolio turnover is not annualized for periods of less than one year and excludes dollar roll transactions. Securities sold short are considered long term investments for purposes of calculating portfolio turnover.

VOTING INFORMATION

The following information applies to the Reorganization of each Acquired Fund and the Acquiring Fund for which you are entitled to vote.

The Meeting

The Meeting will be held at 1:00 p.m. Eastern Time, on April 2, 2015, at 1 Corporate Way, Lansing, Michigan 48951, together with any adjournment thereof.  The Meeting is being held to consider and vote on the Plans of Reorganization, pursuant to which each Acquired Fund will be reorganized into the Acquiring Fund, as outlined below, and any other business that may properly come before the Meeting.  Only shareholders of the relevant Acquired Fund are entitled to vote with respect to the proposed Reorganization of that Fund, and approval or disapproval as to each Reorganization contemplated by the Plan of Reorganization will be solicited separately for each Acquired Fund, as follows:

Proposal	Shareholders Entitled to Vote on the Proposal
1. To approve the Plan of Reorganization, adopted by CVST’s Board of Trustees, which provides for the reorganization of the Aberdeen Fund into the Lazard Fund, a series of the JNLST.	Shareholders of the Aberdeen Fund
2. To approve the Plan of Reorganization, adopted by CVST’s Board of Trustees, which provides for the reorganization of the Ashmore Fund into the Lazard Fund.	Shareholders of the Ashmore Fund
3. To approve the Plan of Reorganization, adopted by CVST’s Board of Trustees, which provides for the reorganization of the Schroder Fund into the Lazard Fund.	Shareholders of the Schroder Fund

Copies of the Plans of Reorganization are attached hereto as Appendix A of this Proxy Statement/Prospectus.

The Board fixed the close of business on February 6, 2015, as the Record Date for the determination of shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

Quorum and Voting

The By-laws of CVST, dated September 7, 2011 provide that except as otherwise provided by law, CVST’s Agreement and Declaration of Trust or the By-laws, the holders of a majority of the shares issued and outstanding and entitled to vote at the meeting, present in person, present by means of remote communication in a manner, if any, authorized by the CVST Board in its sole discretion, or represented by proxy, shall constitute a quorum for the transaction of business.  A quorum, once established at a meeting, shall not be broken by the withdrawal of enough votes to leave less than a quorum.

The Agreement and Declaration of Trust for CVST, dated September 7, 2011 (the “CVST Declaration of Trust”), is only applicable to the Aberdeen Fund, Ashmore Fund and Schroder Fund.  The Declaration of Trust provides that CVST or any series may merge or consolidate into any other corporation, association, trust or other organization or may sell, lease or exchange all or substantially all of the CVST property or trust property allocated or belonging to such series, including its good will, upon such terms and conditions and for such consideration: (a) when and as authorized at any meeting of shareholders called for the purpose by the affirmative vote of the holders of two-thirds of the shares of CVST or such series outstanding and entitled to vote and present in person or by proxy at a meeting of shareholders, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of CVST or such series; provided, however, that, if such merger, consolidation, sale, lease or exchange is recommended by the Trustees, the vote or written consent of the holders of a majority of the outstanding shares of CVST or such series entitled to vote shall be sufficient authorization; or (b) if deemed appropriate by a majority of the Trustees, including a majority of the Independent Trustees, without action or approval of the shareholders, to the extent consistent with applicable laws and regulations; and any such merger, consolidation, sale, lease or exchange shall be deemed for all purposes to have been accomplished under and pursuant to Massachusetts law.

Required Vote

The CVST Declaration of Trust confers on shareholders a right to vote on consolidation or termination of a series of that Trust under certain circumstances. In the event of a shareholder vote, SEC rules under the 1940 Act require approval by a majority of the outstanding voting securities of each Acquired Fund. Thus a majority of the outstanding voting securities of each Acquired Fund is required to approve its Reorganization.

Where a vote of the “majority of the outstanding voting securities” of a Fund is required to approve a Proposal, it shall mean the lesser of (i) 67% or more of the shares of the Fund entitled to vote thereon present in person or by proxy at the Meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.  The approval of a Proposal depends upon whether a sufficient number of votes are cast for the Proposal.  Accordingly, an instruction to abstain from voting on any proposal has the same practical effect as an instruction to vote against the proposal.

Contract Owner Voting Instructions

Both CVST and JNLST are organized as Massachusetts business trusts.  Shares of CVST and JNLST currently are sold only to Separate Accounts of the Insurance Companies to fund the benefits of variable insurance contracts, to qualified and certain non-qualified employee benefit plans of Jackson National or directly to the Insurance Companies.  In addition, shares of CVST and JNLST are sold to certain funds of both Trusts organized as fund of funds.  Although the Insurance Companies legally own all of the shares of the Fund held in their respective Separate Accounts that relate to the Contracts, a portion of the value of each Contract is invested by the Insurance Companies, as provided in the Contract, in shares of one or more funds.

Contract Owners have the right under the interpretations of the 1940 Act to instruct the relevant Insurance Company how to vote the shares attributable to their Contract.  Contract Owners at the close of business on the Record Date will be entitled to notice of the Meeting and to instruct the relevant Insurance Company how to vote at the Meeting or any adjourned session.  The Insurance Company will vote all such shares in accordance with the voting instructions timely given by the Contract Owners with assets invested in one or more of the Acquired Funds.  Shares for which the Insurance Company receives a voting instruction card that is signed, dated and timely returned but is not marked to indicate voting instructions will be treated as an instruction to vote the Shares in favor of the Proposal.  Shares for which the Insurance Company receives no timely voting instructions from a Contract Owner will be voted by the applicable Insurance Company either for or against approval of the applicable Proposal, or as an abstention, in the same proportion as the Shares for which Contract Owners have provided voting instructions to the Insurance Company.  The Insurance Companies and their affiliates will vote their own shares and shares held by other regulated investment companies in the same proportion as voting instructions timely given by Contract Owners.  As a result, a small number of Contract Owners may determine the outcome of the vote.

Contract Owners may use the enclosed voting instructions form as a ballot to give their voting instructions for those shares attributable to their Contract as of the Record Date.  The Insurance Companies have fixed the close of business on March 31, 2015 as the last day on which voting instructions will be accepted, other than those provided in person at the Meeting.

Proxy and Voting Instruction Solicitations

The Board of CVST is soliciting proxies from shareholders of each Acquired Fund.  The Insurance Companies are the shareholders of record and are soliciting voting instructions from their Contract Owners as to how to vote at the Meeting.  In addition to the mailing of these proxy materials, voting instructions may be solicited by letter, facsimile, telephone or personal contact by officers or employees of CVST, JNLST, Curian Capital, JNAM or officers or employees of the Insurance Companies.

Curian Capital, as CVST’s Administrator, has retained the services of Computershare Fund Services (“Computershare”), 280 Oser Avenue, New York, New York 11788, to assist in the tabulation of voting instructions.  The anticipated cost of the services to be provided by Computershare in connection with this proxy solicitation is approximately $13,497.

The costs of printing and mailing of the Notice, this Proxy Statement/Prospectus, and the accompanying voting instruction card, and the solicitation of Contract Owner voting instructions, will be paid by JNAM.  CVST does not expect to bear any significant expenses in connection with the Meeting or the solicitation of proxies and voting instructions.

Adjournments

Any authorized voting instructions will be valid for any adjournment of the Meeting.  If the management of CVST receives an insufficient number of votes to approve any or all of the Proposals, the Meeting may be adjourned to permit the solicitation of additional votes.  Those persons named as proxies in the voting instructions have the discretion to vote for any such adjournment.  The approval of each Proposal depends upon whether a sufficient number of votes are cast for that Proposal.  Accordingly, an instruction to abstain from voting on any Proposal has the same practical effect as an instruction to vote against the Proposal.

Revocation of Voting Instructions

Any person giving voting instructions may revoke them at any time prior to exercising them by submitting to the Insurance Companies a superseding voting instruction form or written notice of revocation.  Only the Contract Owner executing the voting instructions can revoke them.  The Insurance Companies will vote the shares of each Acquired Fund in accordance with all properly executed and un-revoked voting instructions.

Outstanding Shares and Principal Shareholders

The Insurance Companies will vote on the Reorganizations as instructed by their Contract Owners.  As of February 6, 2015, the CVST Trustees and officers of CVST, as a group, beneficially owned less than 1% of the outstanding shares of the Acquired Funds.

Because the shares of the Funds are sold only to the Insurance Companies, certain Funds of CVST and JNLST organized as funds-of-funds, and certain qualified and nonqualified retirement plans, the Insurance Companies, through the Separate Accounts which hold shares in CVST and JNLST as funding vehicles for the Contracts and certain retirement plans, are the owner of record of substantially all of the shares of CVST and JNLST.  In addition, Jackson National, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes.  The table below shows the number of outstanding shares of the Acquired Funds as of the Record Date that are entitled to vote at the Meeting.

Fund	Total Number of Shares
Aberdeen Fund
Ashmore Fund
Schroder Fund

As of February 6, 2015, the following persons beneficially owned more than 5% of the shares of the Acquired Funds:

Contract Owner’s Name/Address	Percent Beneficial Ownership of Shares of the Fund	Percent Beneficial Ownership of Shares of the Combined Fund (assuming the Reorganizations occur)

*           *           *           *           *

APPENDIX A

PLAN OF REORGANIZATION

CURIAN VARIABLE SERIES TRUST
CURIAN/ABERDEEN LATIN AMERICA FUND

JNL SERIES TRUST
JNL/LAZARD EMERGING MARKETS FUND

This Plan of Reorganization has been entered into on April 24, 2015, by CURIAN VARIABLE SERIES TRUST (the “CVST”), a Massachusetts business trust, on behalf of its CURIAN/ABERDEEN LATIN AMERICA FUND (the “Aberdeen Fund,” or the “Acquired Fund”), and JNL SERIES TRUST (the “JNLST”), a Massachusetts business trust, on behalf of its JNL/LAZARD EMERGING MARKETS FUND (the “Lazard Fund,” or the “Acquiring Fund”).

WHEREAS, CVST and JNLST are both registered with the U.S. Securities and Exchange Commission in accord with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), each as an open-end management investment company, and each has established several separate series of shares (“funds”), with each fund having its own assets and investment policies;

WHEREAS the CVST’s Board of Trustees, including a majority of the Trustees who are not interested persons of CVST, has determined that the transaction described herein is fair and reasonable, that participation in the transaction described herein is in the best interests of the Acquired Fund, and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the transactions described herein;

WHEREAS the JNLST’s Board of Trustees, including a majority of the Trustees who are not interested persons of the JNLST, has determined that the transaction described herein is fair and reasonable, that participation in the transaction described herein is in the best interests of the Acquiring Fund, and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the transactions described herein;

WHEREAS Article II, Section 1 of CVST’s Declaration of Trust, dated September 7, 2011 (the “CVST Declaration of Trust”), authorizes the Board of Trustees to conduct the business of the Trust and carry on its operations; and

WHEREAS Article IV, Section 3 of the JNLST’s Declaration of Trust, dated June 1, 1994 (the “JNLST Declaration of Trust”), authorizes the Board of Trustees to conduct the business of the Trust and carry on its operations; and

WHEREAS the CVST’s Board of Trustees, including a majority of the Trustees who are not interested persons of CVST, has approved the reorganization of the Acquired Fund with and into the Acquiring Fund, subject to the approval of the shareholders of the Acquired Fund;

NOW, THEREFORE, all the assets, liabilities and interests of the Acquired Fund shall be transferred on the Closing Date to the Acquiring Fund, as described below; provided, however, that such transaction shall not occur unless and until this Plan of Reorganization shall have first been approved by a majority of the outstanding voting securities of the Acquired Fund as provided in Section 2(a)(42) of the 1940 Act; and provided further that the Board of Trustees may terminate this Plan of Reorganization at or prior to the Closing Date:

1.
The Closing Date shall be April 24, 2015, or if the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund or the Acquiring Fund (each, an “Exchange”) is closed to trading or trading thereon is restricted, or trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the judgment of either the CVST or JNLST Board of Trustees, accurate appraisal of the value of either the Acquired Fund’s or the Acquiring Fund’s net assets and/or the net asset value per share of either class of Acquiring Fund shares is impracticable, the Closing Date shall be postponed until the first business day after the day when such trading has been fully resumed and such reporting has been restored;

2.
On or before the Closing Date, and before effecting the reorganization transaction described herein, the Trust shall have received a satisfactory written opinion of legal counsel as to such transaction that:

a.
the transaction will qualify as a “reorganization” (as defined in Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (“Code”)), and each Fund will be “a party to a reorganization” (within the meaning of Section 368(b) of the Code); the Acquired Fund will recognize no gain or loss on the transfer of the assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and Acquiring Fund’s assumption of the liabilities or on the subsequent distribution of those Acquiring Fund shares to the Acquired Fund shareholders in exchange for their Acquired Fund shares; the Acquiring Fund will recognize no gain or loss on its receipt of the assets in exchange solely for Acquiring Fund Shares and its assumption of the related liabilities; the Acquiring Fund’s basis in each asset will be the same as the Acquired Fund’s basis therein immediately before the reorganization transaction, and the Acquiring Fund’s holding period for each asset will include the Acquired Fund’s holding period therefore (except where the Acquiring Fund’s investment activities have the effect of reducing or eliminating an asset’s holding period); an Acquired Fund shareholder will recognize no gain or loss on the exchange of all its Acquired Fund shares solely for Acquiring Fund shares pursuant to the reorganization transaction; and an Acquired Fund shareholder’s aggregate basis in the Acquiring Fund shares it receives in the reorganization transaction will be the same as the aggregate basis in its Acquired Fund shares it actually or constructively surrenders in exchange for those Acquiring Fund shares, and its holding period for those Acquiring Fund shares will include, in each instance, its holding period for those Acquired Fund shares, provided the Acquired Fund shareholder holds those Acquired Fund shares as capital assets at the Closing Date; and

b.
the securities to be issued in connection with such transaction have been duly authorized and, when issued in accordance with this Plan of Reorganization, will have been validly issued and fully paid and will be non-assessable by the JNLST on behalf of the Acquiring Fund.

3.
In exchange for all of its shares of the Acquired Fund, each shareholder of such Acquired Fund shall receive a number of shares, including fractional shares, of the Acquiring Fund equal in dollar value to the number of whole and fractional shares that such shareholder owns in such Acquired Fund.  Each shareholder of such Acquired Fund shall thereupon become a shareholder of the Acquiring Fund.

4.
For purposes of this transaction, the value of the shares of the Acquiring Fund and the Acquired Fund shall be determined as of 4:00 p.m., Eastern Time, on the Closing Date. Those valuations shall be made in the usual manner as provided in the relevant prospectus of CVST or JNLST.

5.
Upon completion of the foregoing transactions, the Acquired Fund shall be terminated and no further shares shall be issued by it. The classes of CVST’s shares representing such Acquired Fund shall thereupon be closed and the shares previously authorized for those classes shall be reclassified by the CVST Board of Trustees.  The CVST Trust’s Board of Trustees and management of CVST shall take whatever actions may be necessary under Massachusetts law and the 1940 Act to effect the termination of the Acquired Fund.

6.
The costs and expenses of this transaction associated with soliciting proxies, including the preparation, filing, printing and mailing of proxy solicitation material and disclosure documents, and obtaining a consent from an independent registered public accounting firm, shall be borne by Jackson National Asset Management, LLC.

A copy of each of the CVST Declaration of Trust and the JNLST Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts. Notice is hereby given that this instrument is executed on behalf of the Trustees as Trustees, and is not binding on any of the Trustees, officers, or shareholders of the JNLST individually, but only binding on the assets and properties of the JNLST.

IN WITNESS WHEREOF, Curian Variable Series Trust, on behalf of the Curian/Aberdeen Latin America Fund, and JNL Series Trust on behalf of the JNL/Lazard Emerging Markets Fund has caused this Plan of Reorganization to be executed and attested in the City of Denver, State of Colorado, on the date first written above.

JNL SERIES TRUST

By:
Mark D. Nerud, President and CEO

Attest:
Susan S. Rhee, Vice President

CURIAN VARIABLE SERIES TRUST

By:
Mark D. Nerud, President and CEO

Attest:
Susan S. Rhee, Vice President

PLAN OF REORGANIZATION

CURIAN VARIABLE SERIES TRUST
CURIAN/ASHMORE EMERGING MARKET SMALL CAP EQUITY FUND

JNL SERIES TRUST
JNL/LAZARD EMERGING MARKETS FUND

This Plan of Reorganization has been entered into on April 24, 2015, by CURIAN VARIABLE SERIES TRUST (the “CVST”), a Massachusetts business trust, on behalf of its CURIAN/ASHMORE EMERGING MARKET SMALL-CAP EQUITY FUND (the “Aberdeen Fund,” or the “Acquired Fund”), and JNL SERIES TRUST (the “JNLST”), a Massachusetts business trust, on behalf of its JNL/LAZARD EMERGING MARKETS FUND (the “Lazard Fund,” or the “Acquiring Fund”).

WHEREAS, CVST and JNLST are both registered with the U.S. Securities and Exchange Commission in accord with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), each as an open-end management investment company, and each has established several separate series of shares (“funds”), with each fund having its own assets and investment policies;

WHEREAS the CVST’s Board of Trustees, including a majority of the Trustees who are not interested persons of CVST, has determined that the transaction described herein is fair and reasonable, that participation in the transaction described herein is in the best interests of the Acquired Fund, and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the transactions described herein;

WHEREAS the JNLST’s Board of Trustees, including a majority of the Trustees who are not interested persons of the JNLST, has determined that the transaction described herein is fair and reasonable, that participation in the transaction described herein is in the best interests of the Acquiring Fund, and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the transactions described herein;

WHEREAS Article II, Section 1 of CVST’s Declaration of Trust, dated September 7, 2011 (the “CVST Declaration of Trust”), authorizes the Board of Trustees to conduct the business of the Trust and carry on its operations; and

WHEREAS Article IV, Section 3 of the JNLST’s Declaration of Trust, dated June 1, 1994 (the “JNLST Declaration of Trust”), authorizes the Board of Trustees to conduct the business of the Trust and carry on its operations; and

WHEREAS the CVST’s Board of Trustees, including a majority of the Trustees who are not interested persons of CVST, has approved the reorganization of the Acquired Fund with and into the Acquiring Fund, subject to the approval of the shareholders of the Acquired Fund;

NOW, THEREFORE, all the assets, liabilities and interests of the Acquired Fund shall be transferred on the Closing Date to the Acquiring Fund, as described below; provided, however, that such transaction shall not occur unless and until this Plan of Reorganization shall have first been approved by a majority of the outstanding voting securities of the Acquired Fund as provided in Section 2(a)(42) of the 1940 Act; and provided further that the Board of Trustees may terminate this Plan of Reorganization at or prior to the Closing Date:

1.
The Closing Date shall be April 24, 2015, or if the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund or the Acquiring Fund (each, an “Exchange”) is closed to trading or trading thereon is restricted, or trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the judgment of either the CVST or JNLST Board of Trustees, accurate appraisal of the value of either the Acquired Fund’s or the Acquiring Fund’s net assets and/or the net asset value per share of either class of Acquiring Fund shares is impracticable, the Closing Date shall be postponed until the first business day after the day when such trading has been fully resumed and such reporting has been restored;

2.
On or before the Closing Date, and before effecting the reorganization transaction described herein, the Trust shall have received a satisfactory written opinion of legal counsel as to such transaction that:

a.
the transaction will qualify as a “reorganization” (as defined in Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (“Code”)), and each Fund will be “a party to a reorganization” (within the meaning of Section 368(b) of the Code); the Acquired Fund will recognize no gain or loss on the transfer of the assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and Acquiring Fund’s assumption of the liabilities or on the subsequent distribution of those Acquiring Fund shares to the Acquired Fund shareholders in exchange for their Acquired Fund shares; the Acquiring Fund will recognize no gain or loss on its receipt of the assets in exchange solely for Acquiring Fund Shares and its assumption of the related liabilities; the Acquiring Fund’s basis in each asset will be the same as the Acquired Fund’s basis therein immediately before the reorganization transaction, and the Acquiring Fund’s holding period for each asset will include the Acquired Fund’s holding period therefore (except where the Acquiring Fund’s investment activities have the effect of reducing or eliminating an asset’s holding period); an Acquired Fund shareholder will recognize no gain or loss on the exchange of all its Acquired Fund shares solely for Acquiring Fund shares pursuant to the reorganization transaction; and an Acquired Fund shareholder’s aggregate basis in the Acquiring Fund shares it receives in the reorganization transaction will be the same as the aggregate basis in its Acquired Fund shares it actually or constructively surrenders in exchange for those Acquiring Fund shares, and its holding period for those Acquiring Fund shares will include, in each instance, its holding period for those Acquired Fund shares, provided the Acquired Fund shareholder holds those Acquired Fund shares as capital assets at the Closing Date; and

b.
the securities to be issued in connection with such transaction have been duly authorized and, when issued in accordance with this Plan of Reorganization, will have been validly issued and fully paid and will be non-assessable by the JNLST on behalf of the Acquiring Fund.

3.
In exchange for all of its shares of the Acquired Fund, each shareholder of such Acquired Fund shall receive a number of shares, including fractional shares, of the Acquiring Fund equal in dollar value to the number of whole and fractional shares that such shareholder owns in such Acquired Fund.  Each shareholder of such Acquired Fund shall thereupon become a shareholder of the Acquiring Fund.

4.
For purposes of this transaction, the value of the shares of the Acquiring Fund and the Acquired Fund shall be determined as of 4:00 p.m., Eastern Time, on the Closing Date. Those valuations shall be made in the usual manner as provided in the relevant prospectus of CVST or JNLST.

5.
Upon completion of the foregoing transactions, the Acquired Fund shall be terminated and no further shares shall be issued by it. The classes of CVST’s shares representing such Acquired Fund shall thereupon be closed and the shares previously authorized for those classes shall be reclassified by the CVST Board of Trustees.  The CVST Trust’s Board of Trustees and management of CVST shall take whatever actions may be necessary under Massachusetts law and the 1940 Act to effect the termination of the Acquired Fund.

6.
The costs and expenses of this transaction associated with soliciting proxies, including the preparation, filing, printing and mailing of proxy solicitation material and disclosure documents, and obtaining a consent from an independent registered public accounting firm, shall be borne by Jackson National Asset Management, LLC.

A copy of each of the CVST Declaration of Trust and the JNLST Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts. Notice is hereby given that this instrument is executed on behalf of the Trustees as Trustees, and is not binding on any of the Trustees, officers, or shareholders of the JNLST individually, but only binding on the assets and properties of the JNLST.

IN WITNESS WHEREOF, Curian Variable Series Trust, on behalf of the Curian/Ashmore Emerging Market Small-Cap Equity Fund, and JNL Series Trust on behalf of the JNL/Lazard Emerging Markets Fund has caused this Plan of Reorganization to be executed and attested in the City of Denver, State of Colorado, on the date first written above.

JNL SERIES TRUST

By:
Mark D. Nerud, President and CEO

Attest:
Susan S. Rhee, Vice President

CURIAN VARIABLE SERIES TRUST

By:
Mark D. Nerud, President and CEO

Attest:
Susan S. Rhee, Vice President

PLAN OF REORGANIZATION

CURIAN VARIABLE SERIES TRUST
CURIAN/SCHRODER EMERGING EUROPE FUND

JNL SERIES TRUST
JNL/LAZARD EMERGING MARKETS FUND

This Plan of Reorganization has been entered into on April 24, 2015, by CURIAN VARIABLE SERIES TRUST (the “CVST”), a Massachusetts business trust, on behalf of its CURIAN/SCHRODER EMERGING EUROPE FUND (the “Aberdeen Fund,” or the “Acquired Fund”), and JNL SERIES TRUST (the “JNLST”), a Massachusetts business trust, on behalf of its JNL/LAZARD EMERGING MARKETS FUND (the “Lazard Fund,” or the “Acquiring Fund”).

WHEREAS, CVST and JNLST are both registered with the U.S. Securities and Exchange Commission in accord with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), each as an open-end management investment company, and each has established several separate series of shares (“funds”), with each fund having its own assets and investment policies;

WHEREAS the CVST’s Board of Trustees, including a majority of the Trustees who are not interested persons of CVST, has determined that the transaction described herein is fair and reasonable, that participation in the transaction described herein is in the best interests of the Acquired Fund, and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the transactions described herein;

WHEREAS the JNLST’s Board of Trustees, including a majority of the Trustees who are not interested persons of the JNLST, has determined that the transaction described herein is fair and reasonable, that participation in the transaction described herein is in the best interests of the Acquiring Fund, and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the transactions described herein;

WHEREAS Article II, Section 1 of CVST’s Declaration of Trust, dated September 7, 2011 (the “CVST Declaration of Trust”), authorizes the Board of Trustees to conduct the business of the Trust and carry on its operations; and

WHEREAS Article IV, Section 3 of the JNLST’s Declaration of Trust, dated June 1, 1994 (the “JNLST Declaration of Trust”), authorizes the Board of Trustees to conduct the business of the Trust and carry on its operations; and

WHEREAS the CVST’s Board of Trustees, including a majority of the Trustees who are not interested persons of CVST, has approved the reorganization of the Acquired Fund with and into the Acquiring Fund, subject to the approval of the shareholders of the Acquired Fund;

NOW, THEREFORE, all the assets, liabilities and interests of the Acquired Fund shall be transferred on the Closing Date to the Acquiring Fund, as described below; provided, however, that such transaction shall not occur unless and until this Plan of Reorganization shall have first been approved by a majority of the outstanding voting securities of the Acquired Fund as provided in Section 2(a)(42) of the 1940 Act; and provided further that the Board of Trustees may terminate this Plan of Reorganization at or prior to the Closing Date:

1.
The Closing Date shall be April 24, 2015, or if the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund or the Acquiring Fund (each, an “Exchange”) is closed to trading or trading thereon is restricted, or trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the judgment of either the CVST or JNLST Board of Trustees, accurate appraisal of the value of either the Acquired Fund’s or the Acquiring Fund’s net assets and/or the net asset value per share of either class of Acquiring Fund shares is impracticable, the Closing Date shall be postponed until the first business day after the day when such trading has been fully resumed and such reporting has been restored;

2.
On or before the Closing Date, and before effecting the reorganization transaction described herein, the Trust shall have received a satisfactory written opinion of legal counsel as to such transaction that:

a.
the transaction will qualify as a “reorganization” (as defined in Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (“Code”)), and each Fund will be “a party to a reorganization” (within the meaning of Section 368(b) of the Code); the Acquired Fund will recognize no gain or loss on the transfer of the assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and Acquiring Fund’s assumption of the liabilities or on the subsequent distribution of those Acquiring Fund shares to the Acquired Fund shareholders in exchange for their Acquired Fund shares; the Acquiring Fund will recognize no gain or loss on its receipt of the assets in exchange solely for Acquiring Fund Shares and its assumption of the related liabilities; the Acquiring Fund’s basis in each asset will be the same as the Acquired Fund’s basis therein immediately before the reorganization transaction, and the Acquiring Fund’s holding period for each asset will include the Acquired Fund’s holding period therefore (except where the Acquiring Fund’s investment activities have the effect of reducing or eliminating an asset’s holding period); an Acquired Fund shareholder will recognize no gain or loss on the exchange of all its Acquired Fund shares solely for Acquiring Fund shares pursuant to the reorganization transaction; and an Acquired Fund shareholder’s aggregate basis in the Acquiring Fund shares it receives in the reorganization transaction will be the same as the aggregate basis in its Acquired Fund shares it actually or constructively surrenders in exchange for those Acquiring Fund shares, and its holding period for those Acquiring Fund shares will include, in each instance, its holding period for those Acquired Fund shares, provided the Acquired Fund shareholder holds those Acquired Fund shares as capital assets at the Closing Date; and

b.
the securities to be issued in connection with such transaction have been duly authorized and, when issued in accordance with this Plan of Reorganization, will have been validly issued and fully paid and will be non-assessable by the JNLST on behalf of the Acquiring Fund.

3.
In exchange for all of its shares of the Acquired Fund, each shareholder of such Acquired Fund shall receive a number of shares, including fractional shares, of the Acquiring Fund equal in dollar value to the number of whole and fractional shares that such shareholder owns in such Acquired Fund.  Each shareholder of such Acquired Fund shall thereupon become a shareholder of the Acquiring Fund.

4.
For purposes of this transaction, the value of the shares of the Acquiring Fund and the Acquired Fund shall be determined as of 4:00 p.m., Eastern Time, on the Closing Date. Those valuations shall be made in the usual manner as provided in the relevant prospectus of CVST or JNLST.

5.
Upon completion of the foregoing transactions, the Acquired Fund shall be terminated and no further shares shall be issued by it. The classes of CVST’s shares representing such Acquired Fund shall thereupon be closed and the shares previously authorized for those classes shall be reclassified by the CVST Board of Trustees.  The CVST Trust’s Board of Trustees and management of CVST shall take whatever actions may be necessary under Massachusetts law and the 1940 Act to effect the termination of the Acquired Fund.

6.
The costs and expenses of this transaction associated with soliciting proxies, including the preparation, filing, printing and mailing of proxy solicitation material and disclosure documents, and obtaining a consent from an independent registered public accounting firm, shall be borne by Jackson National Asset Management, LLC.

A copy of each of the CVST Declaration of Trust and the JNLST Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts. Notice is hereby given that this instrument is executed on behalf of the Trustees as Trustees, and is not binding on any of the Trustees, officers, or shareholders of the JNLST individually, but only binding on the assets and properties of the JNLST.

IN WITNESS WHEREOF, Curian Variable Series Trust, on behalf of the Curian/Schroder Emerging Europe Fund, and JNL Series Trust on behalf of the JNL/Lazard Emerging Markets Fund has caused this Plan of Reorganization to be executed and attested in the City of Denver, State of Colorado, on the date first written above.

JNL SERIES TRUST

By:
Mark D. Nerud, President and CEO

Attest:
Susan S. Rhee, Vice President

CURIAN VARIABLE SERIES TRUST

By:
Mark D. Nerud, President and CEO

Attest:
Susan S. Rhee, Vice President

APPENDIX B

More Information on Strategies and Risk Factors

JNL/Lazard Emerging Markets Fund (Class A)

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries.

Emerging market countries include, but are not limited to, all countries represented by the MSCI Emerging Markets Index.  The Index includes, but is not limited to, the following countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

The Sub-Adviser has expertise in managing relative value and relative growth emerging markets equity strategies and may allocate assets to relative value and relative growth investment strategies.  In the emerging markets relative value strategy, assets are invested in companies that the Sub-Adviser believes are undervalued based on their earnings, cash flow or asset values.  In the emerging markets relative growth strategy, the Sub-Adviser employs a relative growth investment philosophy that is based on value creation through the process of bottom-up stock selection.  The philosophy is implemented by assessing the trade-off between forward earnings growth rates and valuations for an individual security.  The Sub-Adviser’s approach consists of an analytical framework, accounting validation, fundamental analysis, and portfolio construction parameters.

The Sub-Adviser will make allocation decisions between the strategies based on quantitative and qualitative analysis through proprietary software models.  Quantitative analysis includes, among others, statistical analysis of portfolio risks, factor dependencies and trading tendencies.  Qualitative analysis includes, among others, analysis of the global economic environment as well as internal and external research on individual securities, portfolio holdings, attribution factors, behavioral patterns, and overall market views and scenarios.

The allocation of the Fund’s assets among emerging market countries may shift from time to time based on the Sub-Adviser’s judgment and its analysis of market conditions.  However, the Fund is likely to focus on companies in Latin America, the Pacific Basin, and Eastern Europe.

The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and the use of derivative instruments to gain exposure to foreign currencies and emerging securities, and to hedge the Fund’s investments.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

●	Country/Regional risk
●	Currency risk
●	Derivatives risk
●	Emerging markets risk
●	Foreign regulatory risk
●	Foreign securities risk
●	Managed portfolio risk

Please see the “Glossary of Risks” section below for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  The document does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the Fund’s Statement of Additional Information.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  While the portfolio may engage in foreign currency transactions primarily for hedging purposes, it may also use these transactions to increase returns.  However, there is a risk that these transactions may reduce returns or increase volatility.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

●	Counterparty risk
●	Investment style risk
●	Market risk
●	Temporary defensive positions and large cash positions risk

Curian/Aberdeen Latin America Fund

Principal Investment Strategies.  The Fund seeks to achieve its investment objective by investing under normal market conditions, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity and equity-related securities of Latin American issuers, including companies which are incorporated in, or listed in, or have their principal office or area of primary activity in Latin America, and other investments that are economically tied to Latin America.  An investment may be considered economically tied to Latin America if the security is issued by companies or other issuers that (i) have their principal securities trading market in a Latin American country, (ii) alone or on a consolidated basis derive a significant portion of their annual revenue or earnings or assets from goods produced, sales made or services performed in Latin American countries; and/or (iii) issue securities denominated in the currency of a Latin American market.

The Latin America region includes, but is not limited to, the following countries:  Argentina, Belize, Bolivia, Brazil, Chile, Colombia, Costa Rica, Ecuador, El Salvador, French Guyana, Guatemala, Guyana, Honduras, Jamaica, Mexico, Nicaragua, Panama, Paraguay, Peru, Puerto Rico, Suriname, Uruguay, and Venezuela.  The Fund may also invest in depositary receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)), debt securities convertible into common shares, preference shares, equity linked notes, warrants and initial public offerings.

The Fund intends to diversify its investments across a number of different countries.  However, at times the Fund may invest a significant part of its assets in a single country.  The Fund may invest without limit, and expects to invest a significant portion of its assets, in emerging market countries.

In choosing stocks, Aberdeen Asset Managers Limited, the Fund’s sub-adviser (the “Sub-Adviser”), employs a bottom-up approach (i.e., based on the characteristics of individual companies, rather than broad economic trends) to evaluate companies based on business quality and valuation, focusing particularly on such characteristics as a company’s business strategy, management team, transparency and commitment to shareholder value.

The Fund will not seek to hedge against a decline in the value of the Fund’s non-U.S. dollar denominated portfolio holdings resulting from currency devaluations or fluctuations, although it is permitted to do so using options, futures, forwards or swaps.  Options, futures or forwards involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.  Swaps involve the right or obligation to receive or make payments based on two different currency rates.  The use of such instruments to hedge foreign currency exposure can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its net assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

●	Convertible securities risk
●	Country/Regional risk
●	Credit risk
●	Currency risk
●	Depositary receipts risk
●	Emerging markets risk
●	Equity-linked notes risk
●	Equity securities risk
●	Focus risk
●	Foreign regulatory risk
●	Foreign securities risk
●	Latin America concentration risk
●	Managed portfolio risk
●	Market risk
●	Non-diversification risk

Please see the “Glossary of Risks” section below for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  The document does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the Fund’s Statement of Additional Information.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

●	Counterparty risk
●	Derivatives risk
●	Temporary defensive positions and large cash positions risk

Curian/Ashmore Emerging Market Small-Cap Equity Fund

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Small-Capitalization Emerging Market Issuers (as defined below), which may be denominated in any currency, including the local currency of the issuer.  The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and other equity-related investments of Small-Capitalization Emerging Market Issuers. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the 80% policy The Fund currently defines Small-Capitalization Issuer as an issuer with a market capitalization of $2.0 billion or less at the time of initial investment and $3.0 billion or less at the time of a subsequent investment in the same issuer.  An Emerging Market Issuer is defined for this Fund as an issuer that is located in an Emerging Market Country, an issuer deriving significant revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries, or that has significant assets in one or more Emerging Market Countries. Emerging Market Countries include any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities.

The Fund may invest in equity securities and equity-related investments of all types and denominated in any currency, including voting and non-voting common stock, common stock issued to special shareholder classes, preferred stock, depositary receipts, including global and American depositary receipts, warrants, securities convertible into equity securities, other equity-related investments whose returns vary on the basis of the issuer’s profitability (e.g., participation notes), as well as securities of other investment companies, including exchange-traded funds (“ETFs”) and other pooled vehicles. The Fund may invest through investment funds, pooled accounts or other investment vehicles designed to permit investments in a portfolio of equity securities listed in a particular Emerging Market Country or region, particularly in the case of countries in which such an investment vehicle is the exclusive or main vehicle for foreign portfolio investment. The Fund’s investments may include securities of companies that are in the process of being privatized by a government, securities of companies that are traded in unregulated over-the-counter markets or other types of unlisted securities markets, and unregistered securities issued in private placements. The Fund may also invest in initial public offerings. Although the Fund focuses on Small-Capitalization securities, it reserves the flexibility to invest a portion of its assets in securities of medium- or large-capitalization issuers.

The Fund may utilize various derivative instruments and related strategies to gain exposure to one or more issuers or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, including contracts related to currencies; and swap agreements (including total return and interest rate swaps); other related instruments with respect to individual stocks and other securities, indices and baskets of securities, interest rates and currencies; participation notes; structured notes; exchange traded notes; and credit-linked notes as part of its principal investment strategies. The Fund may enter into foreign currency forward contracts as well as foreign currency futures and options contracts with respect to any currency in which it has existing investments or has contracted to make investments in an attempt to hedge currency exchange risk. The Fund expects to use derivatives primarily for hedging or efficient portfolio management purposes, but may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.

In managing the Fund’s portfolio, Ashmore Equities Investment Management (US) LLC, the Fund’s sub-adviser (the “Sub-Adviser”), uses principally a bottom-up approach to identify particular securities for investment within Emerging Market Countries. The Sub-Adviser’s investment approach is driven by fundamental value and involves a rigorous, systemic and value-oriented security selection process. The portfolio manager analyzes the universe of available Small-Capitalization Emerging Market equity investments in an attempt to identify issuers that are undervalued relative to their long-term growth prospects. Potential candidates are systematically screened for fundamental value based on a number of factors, including price to earnings ratio, price to future growth ratio, price to book value ratio, price to cash flow ratio, free cash flow, return on equity, debt to equity ratio, earnings growth and earnings momentum. Attractive candidates undergo a more rigorous review to assess the issuer’s long-term prospects, including with respect to management strength, market outlook, competitiveness, regulatory changes, restructuring and expansion plans, profitability, financial viability, interest coverage and hidden assets. The screening process is designed, in part, to avoid investments deemed by the portfolio manager to have unacceptable risk factors. The portfolio manager also reviews and takes into account overall Fund exposures to particular Emerging Market Countries and sectors in an effort to construct a portfolio that provides adequate diversification and risk controls. Taking into account the results of this screening process, the portfolio manager selects particular investments designed to produce a diversified equity portfolio of attractively valued Small-Capitalization Emerging Market Issuers.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

●	Counterparty risk
●	Country/Regional risk
●	Credit risk
●	Currency management strategies risk
●	Currency risk
●	Depositary receipts risk
●	Derivatives risk
●	Emerging markets risk
●	Equity-linked notes risk
●	Equity securities risk
●	Exchange-traded funds investment risk
●	Focus risk
●	Foreign regulatory risk
●	Foreign securities risk
●	Illiquid security risk
●	Interest rate risk
●	Investment style risk
●	Investments in IPOs risk
●	Issuer risk
●	Leverage risk
●	Liquidity risk
●	Managed portfolio risk
●	Market risk
●	Small-capitalization investing risk

Please see the “Glossary of Risks” section below for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  The document does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the Fund’s Statement of Additional Information.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

●	Portfolio turnover risk

Curian/Schroder Emerging Europe Fund

Principal Investment Strategies.  Under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equity and equity related securities of companies located (or with primary operations) in the emerging market countries of Europe, with a primary focus on Central and Eastern European markets and the markets of the former Soviet Union and the Mediterranean-region emerging markets.  The Fund currently expects to make most of its investments in equity securities of companies located (or with primary operations) in the Czech Republic, Hungary, Poland, Russia and Turkey.

The Fund may also invest up to 20% in companies located (or with primary operations) in Northern Africa, the Middle East and Central Asia.

The Fund may purchase the equity securities of companies of any size.  The Fund may invest in ordinary shares, preference shares, units of ordinary and preference shares, depositary receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)), debt securities convertible into common shares, warrants, rights issues, participatory notes, initial public offerings and other securities of an equity nature listed on regulated exchanges.  Schroder Investment Management North America Limited, the Fund’s sub-sub-adviser (the “Sub-Sub-Adviser”) primarily employs a bottom-up approach (i.e., based on the characteristics of individual companies, rather than broad economic trends) to evaluate companies in which to invest, by focusing mostly on stock selection within a country, with some focus on country allocation.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

●	Convertible securities risk
●	Country/Regional risk
●	Currency risk
●	Depositary receipts risk
●	Emerging markets risk
●	Equity securities risk
●	Equity-linked notes risk
●	Focus risk
●	Foreign regulatory risk
●	Managed portfolio risk
●	Market risk

Please see the “Glossary of Risks” section below for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  The document does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the Fund’s Statement of Additional Information.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

●	Temporary defensive positions and large cash positions risk

Glossary of Risks

Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities.  While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.  The value of the convertible and debt securities may fall when interest rates rise.  Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.  Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

Counterparty risk – A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. Counterparty risk is heightened during unusually adverse market conditions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because there is more time for events to occur that may prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives will be affected by rules and regulations affecting the derivatives market. Some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. Therefore, a Fund might not be fully protected in the event of the bankruptcy of a Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for a relevant account class. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the Commodity Futures Trading Commission require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report a Fund’s initial margin, the Fund is subject to the risk that a clearing house will use the Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. A Fund is therefore subject to the risk that a clearing house will not make variation margin payments owed to the Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that the Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with a Fund, or in the event of fraud or misappropriation of customer assets by a clearing member, the Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

Country/Regional risk – There is a risk that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets.

Credit risk – The Fund could lose money on a debt security, including a participatory note, if an issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due. Changes in an issuer’s financial strength, the market’s perception of the issuer’s financial strength or in a security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer, may affect debt securities’ value. The Fund may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the investment manager or the rating agencies than such securities actually do.

Currency management strategies risk – Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects.  In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.  Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses.  Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

Currency risk – Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.  The Fund accrues additional expenses when engaging in currency exchange transactions, and valuation of a Fund’s foreign securities may be subject to greater risk because both the price of the currency (relative to the U.S. dollar) and the price of the security may fluctuate with market and economic conditions.

Depositary receipts risk – The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material.  Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts.  Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.  Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer’s shares in a trust account is located in the issuer’s home country. In these cases if the issuer’s home country does not have developed financial markets, the Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. The Fund would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder. Depositary receipts will be issued under sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information about an issuer that has participated in the creation of a sponsored program. There may be an increased possibility of untimely responses to certain corporate actions of the issuer, such as stock splits and rights offerings, in an unsponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts. If the Fund’s investment depends on obligations being met by the arranger as well as the issuer of an unsponsored program, the Fund will be exposed to additional credit risk.

Derivatives risk – The Fund may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives involve the risk that changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. Derivatives include swaps (including interest rate swaps and credit default swaps), options, futures contracts, forward currency contracts, reverse repurchase agreements, other over-the-counter (“OTC”) contracts, and certain exchange-traded funds. Derivatives may relate to securities, interest rates, currencies or currency exchange rates, inflation rates, commodities, and indices. The SAI contains a description of the various types and uses of derivatives in the Funds’ investment strategies.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the investment manager believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., non-U.S. currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, a Fund may not receive the collateral the day the collateral is called for.

Events affecting the creditworthiness of a Fund’s counterparties may have a pronounced effect on the Fund. Derivatives risk is particularly acute in adverse market conditions.  In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including liquidity, market, counterparty, credit, and currency risks. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive. In addition, the Adviser may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk (see “Liquidity Risk” below) and counterparty risk (see “Counterparty Risk” above), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself.

A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders.

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In cleared derivatives transactions, a Fund will make payments (including margin payments) to and receive payments from a clearing house through its account at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In many ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements. For example, a Fund may be required to provide more margin for cleared derivatives transactions than for bilateral derivatives transactions. Also, in contrast to a bilateral derivatives transaction, following a period of notice to a Fund, a clearing member generally can require termination of an existing cleared derivatives transaction at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions or to terminate those transactions at any time. Any increase in margin requirements or termination of existing cleared derivatives transactions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member, because margin for cleared derivatives transactions in excess of a clearing house’s margin requirements typically is held by the clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that the investment manager expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between a Fund and its clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for a Fund, the Fund is still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of the transaction, including loss of an increase in the value of the transaction and/or loss of hedging protection. In addition, the documentation governing the relationship between a Fund and clearing members is drafted by the clearing members and generally is less favorable to a Fund than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by a Fund in favor of the clearing member for losses the clearing member incurs as the Fund’s clearing member and typically does not provide the Fund any remedies if the clearing member defaults or becomes insolvent.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. These regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that the new clearing mechanisms will achieve that result, and in the meantime, as noted above, central clearing exposes the Funds to new kinds of risks and costs.

Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  There may be government policies that restrict investment by foreigners, and a higher risk of a government taking private property.  Low or nonexistent trading volume in securities of issuers may result in a lack of liquidity and in price volatility.  Issuers in emerging markets typically are subject to greater risk of adverse changes in earnings and business prospects than are companies in developed markets.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

Equity-linked notes risk – Investments in ELNs often have risks similar to their underlying securities, which could include management risk, market risk and, as applicable, foreign securities and currency risks.  In addition, since ELNs are in note form, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk.  Should the prices of the underlying securities move in an unexpected manner, the Fund may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the Fund’s entire principal investment.  An investment in an ELN is also subject to counterparty risk, which is the risk that the issuer of the ELN will default or become bankrupt and the Fund will have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment.  Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value.  In addition, ELNs may exhibit price behavior that does not correlate with the underlying securities or a fixed income investment.

Equity securities risk – Common and preferred stocks represent equity ownership in a company.  Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Exchange-traded funds investment risk – Most exchange-traded funds (“ETFs”) are investment companies whose shares are purchased and sold on a securities exchange.  Generally, an ETF represents a portfolio of securities designed to track a particular market segment or index.  Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations, subject to certain conditions.  A Fund may rely on these exemptive orders to invest in unaffiliated ETFs.  An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value (“NAV”); (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

In addition, as with traditional mutual funds, ETFs charge asset-based fees.  The Funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Funds invest.

Focus risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Fund’s performance.

Foreign securities risk – These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there may be less publicly available information and more volatile or less liquid markets.  Investments in foreign securities could be affected by restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations.  Transactions may be subject to less efficient settlement practices, including extended clearance and settlement periods.  Foreign accounting may be less revealing than U.S. accounting practices and regulation may be inadequate or irregular.

Illiquid securities risk – The Fund may invest in “illiquid securities,” which is typically defined as a security that cannot be sold or disposed of within seven (7) days, at price or value at which it is carried.  Securities and other investments purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen.  With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.  Not all over-the-counter securities will be deemed illiquid.  Illiquid securities may be difficult to sell or redeem because, often, there is no secondary market for those securities.

Limitation on Illiquid Investments.  If one or more instruments in a Fund’s portfolio become illiquid, a Fund may exceed its limit on illiquid instruments.  In the event that this occurs, the Fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable.  This requirement would not force a Fund to liquidate any portfolio instrument where the Fund would suffer a loss on the sale of that instrument.

Valuation of Illiquid Investments.  Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to the valuation procedures approved by the Boards of Trustees.  These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity; there are exchange imposed trading restrictions or trading halts; and/or securities are restricted for re-sale.  The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect a fund’s NAV.

Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Conversely, as interest rates decrease, the prices of fixed income securities tend to increase.  In a low interest rate environment, an increase in interest rates could have a negative impact on the price of fixed income securities, and could negatively impact a Fund’s portfolio of fixed income securities.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate.  Inflation-indexed securities, including Treasury Inflation Protected Securities, decline in value when real interest rates rise.  In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Floating rate investments have adjustable interest rates and as a result, generally fluctuate less in response to interest rate changes than will fixed-rate investments.  However, because floating rates generally only reset periodically, changes in prevailing interest rates may cause a fluctuation in the Fund’s value.  In addition, extreme increases in prevailing interest rates may cause an increase in defaults on floating rate investments, which may cause a further decline in the Fund’s value.  Finally, a decrease in interest rates could adversely affect the income earned by the Fund from its floating rate debt securities.

The Fund may also maintain investments in equity securities of companies whose values are sensitive to interest rate changes such as utilities and real estate securities.

Investment style risk – The returns from a certain investment style may trail returns from the overall stock market.  For example, value funds typically emphasize stocks whose prices are below-average in comparison to earnings and book value, although they may yield above-average dividends.  A value stock may not increase in price if other investors fail to recognize a security’s potential worth, or the factors that are expected to increase the price of the security do not occur. As another example, growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings.  Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met their valuations may return to more typical norms, causing their stock prices to fall.  In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

Companies that may be considered out of favor, particularly companies emerging from bankruptcy, may tend to lose value more quickly in periods of anticipated economic downturns, may have difficulty retaining customers and suppliers and, during economic downturns, may have difficulty paying their debt obligations or finding additional financing.

Investments in IPOs risk – The Fund may purchase shares issued as part of, or a short period after, companies’ initial public offerings (“IPOs”), and may at times dispose of those shares shortly after their acquisition. The Fund’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time. The purchase of shares issued in IPOs may have a greater impact upon the Fund’s total returns during any period that the Fund has a small asset base. As the Fund’s assets grow, any impact of IPO investments on the Fund’s total return may decline.

Issuer risk – A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

Latin America concentration risk – The Fund’s performance is expected to be closely tied to social, political and economic conditions within Latin American countries.  Funds that concentrate in specific countries and regions, such as Latin America, tend to have more performance volatility than the performance of more geographically diversified funds.  Investment primarily in equity and equity-related securities in Latin America will expose the Fund specifically to their market, currency and other risks, including volatility and structural risks.  Stable economic growth may be hampered by a number of factors, including, burdensome regulatory requirements, inflation, poor allocation of resources and the reinvestment of capital, government price controls and capital restrictions, and social instability with a corresponding effect on securities holdings and volatility.

Leverage risk – Certain transactions, such as reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet segregation requirements.  Leverage, including borrowing, may cause the Fund to be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  Small capitalization companies and companies domiciled in emerging markets pose greater liquidity and volatility risks of price fluctuations.  Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.  To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans.  For example, if the credit quality of a floating rate loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline for a period of time.  During periods of infrequent trading, valuing a floating rate loan can be more difficult and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed.  Difficulty in selling a floating rate loan can result in a loss.

Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective, or may negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the manager of the Fund.  There is no guarantee that the investment objective of the Fund will be achieved.

Market risk – Stock market risk refers to the fact that stock (equities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general.  Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline.  A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.  Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk.  Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due.  Bond value typically declines if the issuer’s credit quality deteriorates.  Interest rate risk is the risk that interest rates will rise and the value of bonds will fall.  A broad-based market drop may also cause a bond’s price to fall.

Securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the securities markets, such as competitive conditions.  In addition, the markets may not favor a particular kind of security, such as dividend-paying securities, and may not favor equities or bonds at all.

Non-diversification risk – The Fund is “non-diversified.” As such, the Fund may invest in a limited number of issuers. Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer securities, or in larger proportions of the securities of single companies or industries. If these securities were to decline in value, there could be a substantial loss of the investment. In addition, because of the investment strategies, the Fund may hold a smaller number of issuers than if it were “diversified.”  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

Portfolio turnover risk – The Fund may actively trade securities or instruments in seeking to achieve its objective.  Doing so may increase transaction costs, which may reduce performance.  Active trading also may increase realized short-term capital gains and losses.

Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Many small capitalization companies may be in the early stages of development.  Since equity securities of smaller companies may lack sufficient market liquidity and may not be regularly traded, it may be difficult or impossible to sell securities at an advantageous time or a desirable price.

Temporary defensive positions and large cash positions risk – In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, and sub-adviser transitions, the Fund may temporarily hold all or a significant portion, without limitation, of its assets in cash, cash equivalents, affiliated and unaffiliated money market funds, or high quality debt instruments.  During periods in which the Fund employs such a temporary defensive strategy or holds large cash positions, it will not be pursuing, and will not achieve, its investment objective.  Taking a defensive or large cash position may reduce the potential for appreciation of the portfolio and may affect performance.

APPENDIX C

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS

As of the Record Date of February 6, 2015, the following persons owned beneficially or of record 5% or more of a Fund.

Contract owner’s Name/Address	Percent Beneficial Ownership of Shares of the Fund	Percent Beneficial Ownership of Shares of the Combined Fund (assuming the Reorganizations occur)

C-1

STATEMENT OF ADDITIONAL INFORMATION

FEBRUARY 19, 2015

JNL SERIES TRUST

Curian/Aberdeen Latin America Fund
Curian/Ashmore Emerging Market Small-Cap Equity Fund
Curian/Schroder Emerging Europe Fund
(each a series of Curian Variable Series Trust)
(each, an “Acquired Fund” and together, the “Acquired Funds”)

AND

JNL/Lazard Emerging Markets Fund
(a series of JNL Series Trust)
(the “Acquiring Fund”)

1 Corporate Way
Lansing, Michigan 48951
(517) 381-5500

Acquisition of the assets and assumption of the liabilities of:	By and in exchange for shares of:
Curian/Aberdeen Latin America Fund	JNL/Lazard Emerging Markets Fund
Curian/Ashmore Emerging Market Small-Cap Equity Fund	JNL/Lazard Emerging Markets Fund
Curian/Schroder Emerging Europe Fund	JNL/Lazard Emerging Markets Fund

This Statement of Additional Information (the “SAI”) relates specifically to the proposed reorganization of each Acquired Fund into the Acquiring Fund under which the Acquiring Fund would acquire all of the assets of the Acquired Funds in exchange solely for shares of the Acquiring Fund and that Acquiring Fund’s assumption of all of the Acquired Funds’ liabilities (the “Reorganization”).  This SAI is available to separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company or Jackson National Life Insurance Company of New York with amounts allocated to an Acquired Fund and to other shareholders of the Acquired Funds as of February 6, 2015.

This SAI consists of the cover page, the information set forth below and the following described documents, each of which is incorporated by reference herein and accompanies this SAI:

(1)	The Acquired Funds’ Statement of Additional Information dated April 28, 2014, as supplemented (File Nos. 333-177369 and 811-22613);

(2)	The Acquiring Fund’s Statement of Additional Information dated April 28, 2014, as supplemented (File Nos. 033-87244 and 811-8894);

(3)	The Annual Report to Shareholders of the Acquired Funds for the fiscal year ended December 31, 2013 (File Nos. 333-177369 and 811-22613);

(4)	The Semi-Annual Report to Shareholders of the Acquired Funds for the period ended June 30, 2014 (File Nos. 333-177369 and 811-22613);

(5)	The Annual Report to Shareholders of the Acquiring Fund for the fiscal year ended December 31, 2013 (File Nos. 033-87244 and 811-8894);

(6)	The Semi-Annual Report to Shareholders of the Acquiring Fund for the period ended June 30, 2014 (File Nos. 033-87244 and 811-8894);

This SAI is not a prospectus.  A Proxy Statement and Prospectus dated February 19, 2015, relating to the Reorganization (the “Proxy Statement/Prospectus”) may be obtained, without charge, by writing to the JNLST at 1 Corporate Way, Lansing, Michigan 48951 or calling (517) 381-5500.  This SAI should be read in conjunction with the Proxy Statement/Prospectus.

PRO FORMA FINANCIAL INFORMATION

Curian/Aberdeen Latin America Fund merging into JNL/Lazard Emerging Markets Fund

In accordance with the instructions to the Form N-14 proxy statement and prospectus, pro forma financial information for Curian/Aberdeen Latin America Fund (“Aberdeen Fund”) and JNL/Lazard Emerging Markets Fund (“Lazard Fund”) after giving effect to the proposed Reorganization is not required to be included in this SAI because the net assets of the Aberdeen Fund as of January 20, 2015, within 30 days prior to date of filing of the proxy statement and prospectus for the proposed Reorganization, are less than 10 percent of the net assets of the Lazard Fund.

Curian/Ashmore Emerging Market Small-Cap Equity Fund merging into JNL/Lazard Emerging Markets Fund

In accordance with the instructions to the Form N-14 proxy statement and prospectus, pro forma financial information for Curian/Ashmore Emerging Market Small-Cap Equity Fund (“Ashmore Fund”) and JNL/Lazard Emerging Markets Fund (“Lazard Fund”) after giving effect to the proposed Reorganization is not required to be included in this SAI because the net assets of the Ashmore Fund as of January 20, 2015, within 30 days prior to date of filing of the proxy statement and prospectus for the proposed Reorganization are less than 10 percent of the net assets of the Lazard Fund.

 Curian/Schroder Emerging Europe Fund merging into JNL/Lazard Emerging Markets Fund

In accordance with the instructions to the Form N-14 proxy statement and prospectus, pro forma financial information for Curian/Schroder Emerging Europe Fund (“Schroder Fund”) and JNL/Lazard Emerging Markets Fund (“Lazard Fund”) after giving effect to the proposed Reorganization is not required to be included in this SAI because the net assets of the Schroder Fund as of January 20, 2015, within 30 days prior to date of filing of the proxy statement and prospectus for the proposed Reorganization are less than 10 percent of the net assets of the Lazard Fund.

APPENDIX D

The information that follows assumes that the Reorganization described in Proposal 1 is approved and either or both of the Reorganizations described in Proposal 2 and Proposal 3 are approved.

PROPOSAL 1: COMPARATIVE FEE AND EXPENSE TABLES

The following tables show the fees and expenses of each class of shares of each Fund and the estimated pro forma fees and expenses of the Class A shares of the Acquiring Fund after giving effect to the proposed Reorganizations.  Fees and expenses for each Fund are based on those incurred by the shares for the fiscal year ended December 31, 2013.  The pro forma fees and expenses of the Acquiring Fund Shares assumes that the Reorganization has been in effect for the year ended December 31, 2013.  The tables below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses.  See a Contract prospectus for a description of those fees and expenses.

Annual Operating Expenses - Proposal 1 and Proposal 2
(expenses that you pay each year as a percentage of the value of your investment)
	Aberdeen Fund	Ashmore Fund	Lazard Fund – Class A	Pro Forma Lazard Fund - Class A (assuming expected operating expenses if the Reorganizations in Proposal 1 and Proposal 2 are approved)
Management Fee	1.35%	1.10%	0.87%	0.86%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.20%	0.20%
Other Expenses1	0.23%	0.24%	0.16%	0.16%
Acquired Fund Fees and Expenses2	0.01%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.84%	1.59%	1.23%	1.22%

1 “Other Expenses” for the Aberdeen Fund and Ashmore Fund include an Administrative Fee of 0.20% which is payable to Curian Capital, and an Administrative Fee of 0.15% for the Lazard Fund, which is payable to JNAM.

2 Acquired fund fees and expenses are the indirect expenses of investing in other investment companies.  The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.

Annual Operating Expenses - Proposal 1 and Proposal 3
(expenses that you pay each year as a percentage of the value of your investment)
	Aberdeen Fund	Schroder Fund	Lazard Fund – Class A	Pro Forma Lazard Fund - Class A (assuming expected operating expenses if the Reorganizations in Proposal 1 and Proposal 3 are approved)
Management Fee	1.35%	1.10%	0.87%	0.86%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.20%	0.20%
Other Expenses1	0.23%	0.23%	0.16%	0.16%
Acquired Fund Fees and Expenses2	0.01%	0.01%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.84%	1.59%	1.23%	1.22%

1 “Other Expenses” for the Aberdeen Fund and Schroder Fund include an Administrative Fee of 0.20% which is payable to Curian Capital, and an Administrative Fee of 0.15% for the Lazard Fund, which is payable to JNAM.

2 Acquired fund fees and expenses are the indirect expenses of investing in other investment companies.  The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.

Annual Operating Expenses - Proposal 1, Proposal 2 and Proposal 3
(expenses that you pay each year as a percentage of the value of your investment)
	Aberdeen Fund	Ashmore Fund	Schroder Fund	Lazard Fund – Class A	Pro Forma Lazard Fund - Class A (assuming expected operating expenses if the Reorganizations in Proposal 1, Proposal 2, and Proposal 3 are approved)
Management Fee	1.35%	1.10%	1.10%	0.87%	0.86%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.25%	0.20%	0.20%
Other Expenses1	0.23%	0.24%	0.23%	0.16%	0.16%
Acquired Fund Fees and Expenses2	0.01%	0.00%	0.01%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.84%	1.59%	1.59%	1.23%	1.22%

1 “Other Expenses” for the Aberdeen Fund, Ashmore Fund, and Schroder Fund include an Administrative Fee of 0.20% which is payable to Curian Capital, and an Administrative Fee of 0.15% for the Lazard Fund, which is payable to JNAM.

2 Acquired fund fees and expenses are the indirect expenses of investing in other investment companies.  The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.

Expense Examples

This example is intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds.  This example does not reflect fees and expenses related to the Contracts, and the total expenses would be higher if they were included.  The example assumes that:

●	You invest $10,000 in a Fund;
●	Your investment has a 5% annual return;
●	Each Fund’s operating expenses remain the same as they were as of December 31, 2013; and
●	You redeem your investment at the end of each time period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Aberdeen Fund	$187	$579	$996	$2,159
Lazard Fund – Class A	$125	$390	$676	$1,489
Pro Forma Lazard Fund - Class A (assuming only Proposal 1 is approved)	$125	$390	$676	$1,489
Pro Forma Lazard Fund - Class A (assuming only Proposal 1 and Proposal 2 are approved)	$124	$387	$670	$1,477
Pro Forma Lazard Fund - Class A (assuming only Proposal 1 and Proposal 3 are approved)	$124	$387	$670	$1,477
Pro Forma Lazard Fund - Class A (assuming Proposal 1, Proposal 2 and Proposal 3 are approved)	$124	$387	$670	$1,477

PROPOSAL 1: CAPITALIZATION

The following table shows the capitalization of each Fund as of June 30, 2014, and of the Lazard Fund on a pro forma combined basis as of June 30, 2014, after giving effect to the proposed Reorganization.  No assurance can be given as to how many Class A shares of the Lazard Fund will be received by shareholders of Aberdeen Fund on the Closing Date, and the following table should not be relied upon to reflect the number of shares of Lazard Fund that will actually be received.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Aberdeen Fund	$11,256,334	$8.71	1,292,673
Lazard Fund – Class A	$1,571,680,593	$11.86	132,464,717
Adjustments (assuming only Proposal 1 is approved)	$(21,542) (a)		(345,388) (b)
Pro forma Lazard Fund - Class A (assuming only Proposal 1 is approved)	$1,582,915,385	$11.86	133,412,001
Adjustments (assuming only Proposal 1 and Proposal 2 are approved)	$(160,323) (a)		(642,948) (c)
Pro forma Lazard Fund - Class A (assuming only Proposal 1 and Proposal 2 are approved)	$1,616,397,511	$11.86	136,235,115
Adjustments (assuming only Proposal 1 and Proposal 3 are approved)	$(50,387) (a)		(600,257)(d)
Pro forma Lazard Fund - Class A (assuming only Proposal 1 and Proposal 3 are approved)	$1,600,174,903	$11.86	134,867,273
Adjustments (assuming Proposal 1, Proposal 2 and Proposal 3 are approved)	$(189,168) (a)		(897,816) (e)
Pro forma Lazard Fund - Class A (assuming Proposal 1, Proposal 2 and Proposal 3 are approved)	$1,633,657,029	$11.86	137,690,386
(a)

The costs and expenses associated with the Reorganization relating to preparing, filing, printing and mailing of material, disclosure documents and related legal fees, including the legal fees incurred in connection with the analysis under the Code of the taxability of this transaction and the preparation of the tax opinion, and obtaining a consent of independent registered public accounting firm will be borne by JNAM.  The Aberdeen Fund will bear its proportionate share of the transaction expenses associated with the Reorganization.  Such expenses are estimated to be $21,542.  The Ashmore Fund will bear its proportionate share of the transaction expenses associated with the Reorganization.  Such expenses are estimated to be $138,781.  The Schroder Fund will bear its proportionate share of the transaction expenses associated with the Reorganization.  Such expenses are estimated to be $28,845.  No sales or other charges will be imposed on Contract Owners in connection with the Reorganization.

(b)	The adjustment to the pro forma shares outstanding number represents a decrease in shares outstanding of the Aberdeen Fund to reflect the exchange of shares into the Lazard Fund.
(c)	The adjustment to the pro forma shares outstanding number represents a decrease in shares outstanding of the Aberdeen Fund and Ashmore Fund to reflect the exchange of shares into the Lazard Fund.
(d)	The adjustment to the pro forma shares outstanding number represents a decrease in shares outstanding of the Aberdeen Fund and Schroder Fund to reflect the exchange of shares into the Lazard Fund.
(e)
The adjustment to the pro forma shares outstanding number represents a decrease in shares outstanding of the Aberdeen Fund, Ashmore Fund and Schroder Fund to reflect the exchange of shares into the Lazard Fund.

APPENDIX E

The information that follows assumes that the Reorganization described in Proposal 2 is approved and either or both of the Reorganizations described in Proposal 1 and Proposal 3 are not approved.

PROPOSAL 2: COMPARATIVE FEE AND EXPENSE TABLES

The following tables show the fees and expenses of each class of shares of each Fund and the estimated pro forma fees and expenses of the Class A shares of the Acquiring Fund after giving effect to the proposed Reorganization.  Fees and expenses for each Fund are based on those incurred by the shares for the fiscal year ended December 31, 2013.  The pro forma fees and expenses of the Acquiring Fund Shares assumes that the Reorganization has been in effect for the year ended December 31, 2013.  The tables below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses.  See a Contract prospectus for a description of those fees and expenses.

Annual Operating Expenses – Proposal 1 and Proposal 2
(expenses that you pay each year as a percentage of the value of your investment)
	Aberdeen Fund	Ashmore Fund	Lazard Fund – Class A	Pro Forma Lazard Fund - Class A (assuming expected operating expenses if the Reorganizations in Proposal 1 and Proposal 2 are approved)
Management/Administrative Fee	1.35%	1.10%	0.87%	0.86%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.20%	0.20%
Other Expenses1	0.23%	0.24%	0.16%	0.16%
Acquired Fund Fees and Expenses2	0.01%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.84%	1.59%	1.23%	1.22%

1 “Other Expenses” for the Aberdeen Fund and Ashmore Fund include an Administrative Fee of 0.20% which is payable to Curian Capital, and an Administrative Fee of 0.15% for the Lazard Fund, which is payable to JNAM.

2 Acquired fund fees and expenses are the indirect expenses of investing in other investment companies.  The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.

Annual Operating Expenses - Proposal 2 and Proposal 3
(expenses that you pay each year as a percentage of the value of your investment)
	Ashmore Fund	Schroder Fund	Lazard Fund – Class A	Pro Forma Lazard Fund - Class A (assuming expected operating expenses if the Reorganizations in Proposal 1 and Proposal 3 are approved)
Management Fee	1.10%	1.10%	0.87%	0.86%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.20%	0.20%
Other Expenses1	0.24%	0.23%	0.16%	0.16%
Acquired Fund Fees and Expenses2	0.00%	0.01%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.59%	1.59%	1.23%	1.22%

1 “Other Expenses” for the Ashmore Fund and Schroder Fund include an Administrative Fee of 0.20% which is payable to Curian Capital, and an Administrative Fee of 0.15% for the Lazard Fund, which is payable to JNAM.

2 Acquired fund fees and expenses are the indirect expenses of investing in other investment companies.  The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.

Annual Operating Expenses - Proposal 1, Proposal 2 and Proposal 3
(expenses that you pay each year as a percentage of the value of your investment)
	Aberdeen Fund	Ashmore Fund	Schroder Fund	Lazard Fund – Class A	Pro Forma Lazard Fund - Class A (assuming expected operating expenses if the Reorganizations in Proposal 1, Proposal 2, and Proposal 3 are approved)
Management Fee	1.35%	1.10%	1.10%	0.87%	0.86%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.25%	0.20%	0.20%
Other Expenses1	0.23%	0.24%	0.23%	0.16%	0.16%
Acquired Fund Fees and Expenses2	0.01%	0.00%	0.01%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.84%	1.59%	1.59%	1.23%	1.22%

1 “Other Expenses” for the Aberdeen Fund, Ashmore Fund, and Schroder Fund include an Administrative Fee of 0.20% which is payable to Curian Capital, and an Administrative Fee of 0.15% for the Lazard Fund, which is payable to JNAM.

2 Acquired fund fees and expenses are the indirect expenses of investing in other investment companies.  The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.

Expense Examples

This example is intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds.  This example does not reflect fees and expenses related to the Contracts, and the total expenses would be higher if they were included.  The example assumes that:

●	You invest $10,000 in a Fund;
●	Your investment has a 5% annual return;
●	Each Fund’s operating expenses remain the same as they were as of December 31, 2013; and
●	You redeem your investment at the end of each time period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Ashmore Fund	$162	$502	$866	$1,889
Lazard Fund – Class A	$125	$390	$676	$1,489
Pro Forma Lazard Fund - Class A (assuming only Proposal 2 is approved)	$125	$390	$676	$1,489
Pro Forma Lazard Fund - Class A (assuming only Proposal 1 and Proposal 2 are approved)	$124	$387	$670	$1,477
Pro Forma Lazard Fund - Class A (assuming only Proposal 2 and Proposal 3 are approved)	$124	$387	$670	$1,477
Pro Forma Lazard Fund - Class A (assuming Proposal 1, Proposal 2 and Proposal 3 are approved)	$124	$387	$670	$1,477

PROPOSAL 2: CAPITALIZATION

The following table shows the capitalization of each Fund as of June 30, 2014, and of the Lazard Fund on a pro forma combined basis as of June 30, 2014, after giving effect to the proposed Reorganization.  No assurance can be given as to how many Class A shares of the Lazard Fund will be received by shareholders of Ashmore Fund on the Closing Date, and the following table should not be relied upon to reflect the number of shares of Lazard Fund that will actually be received.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Ashmore Fund	$33,620,907	$10.77	3,120,673
Lazard Fund – Class A	$1,571,680,593	$11.86	132,464,717
Adjustments (assuming only Proposal 2 is approved)	$(138,781) (a)		(297,559) (b)
Pro forma Lazard Fund - Class A (assuming only Proposal 2 is approved)	$1,605,162,719	$11.86	135,287,831
Adjustments (assuming only Proposal 1 and Proposal 2 are approved)	$(160,323) (a)		(642,948)(c)
Pro forma Lazard Fund - Class A (assuming only Proposal 1 and Proposal 2 are approved)	$1,616,397,511	$11.86	136,235,115
Adjustments (assuming only Proposal 2 and Proposal 3 are approved)	$(167,626) (a)		(552,428) (d)
Pro forma Lazard Fund - Class A (assuming only Proposal 2 and Proposal 3 are approved)	$1,622,422,237	$11.86	136,743,102
Adjustments (assuming Proposal 1, Proposal 2 and Proposal 3 are approved)	$(189,168) (a)		(897,816)(e)
Pro forma Lazard Fund - Class A (assuming Proposal 1, Proposal 2 and Proposal 3 are approved)	$1,633,657,029	$11.86	137,690,386
(a)

The costs and expenses associated with the Reorganization relating to preparing, filing, printing and mailing of material, disclosure documents and related legal fees, including the legal fees incurred in connection with the analysis under the Code of the taxability of this transaction and the preparation of the tax opinion, and obtaining a consent of independent registered public accounting firm will be borne by JNAM.  The Aberdeen Fund will bear its proportionate share of the transaction expenses associated with the Reorganization.  Such expenses are estimated to be $21,542.  The Ashmore Fund will bear its proportionate share of the transaction expenses associated with the Reorganization.  Such expenses are estimated to be $138,781.  The Schroder Fund will bear its proportionate share of the transaction expenses associated with the Reorganization.  Such expenses are estimated to be $28,845.  No sales or other charges will be imposed on Contract Owners in connection with the Reorganization.

(b)	The adjustment to the pro forma shares outstanding number represents a decrease in shares outstanding of the Ashmore Fund to reflect the exchange of shares into the Lazard Fund.
(c)	The adjustment to the pro forma shares outstanding number represents a decrease in shares outstanding of the Aberdeen Fund and Ashmore Fund to reflect the exchange of shares into the Lazard Fund.
(d)	The adjustment to the pro forma shares outstanding number represents a decrease in shares outstanding of the Ashmore Fund and Schroder Fund to reflect the exchange of shares into the Lazard Fund.
(e)
The adjustment to the pro forma shares outstanding number represents a decrease in shares outstanding of the Aberdeen Fund, Ashmore Fund and Schroder Fund to reflect the exchange of shares into the Lazard Fund.

APPENDIX F

The information that follows assumes that the Reorganization described in Proposal 3 is approved and either or both of the Reorganizations described in Proposal 1 and Proposal 2 are not approved.

PROPOSAL 3: COMPARATIVE FEE AND EXPENSE TABLES

The following tables show the fees and expenses of each class of shares of each Fund and the estimated pro forma fees and expenses of the Class A shares of the Acquiring Fund after giving effect to the proposed Reorganization.  Fees and expenses for each Fund are based on those incurred by the shares for the fiscal year ended December 31, 2013.  The pro forma fees and expenses of the Acquiring Fund Shares assumes that the Reorganization has been in effect for the year ended December 31, 2013.  The tables below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses.  See a Contract prospectus for a description of those fees and expenses.

Annual Operating Expenses– Proposal 1 and Proposal 3
(expenses that you pay each year as a percentage of the value of your investment)
	Aberdeen Fund	Schroder Fund	Lazard Fund – Class A	Pro Forma Lazard Fund - Class A (assuming expected operating expenses if the Reorganizations in Proposal 1, and Proposal 3 are approved)
Management Fee	1.35%	1.10%	0.87%	0.86%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.20%	0.20%
Other Expenses1	0.23%	0.23%	0.16%	0.16%
Acquired Fund Fees and Expenses2	0.01%	0.01%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.84%	1.59%	1.23%	1.22%

1 “Other Expenses” for the Aberdeen Fund and Schroder Fund include an Administrative Fee of 0.20% which is payable to Curian Capital, and an Administrative Fee of 0.15% for the Lazard Fund, which is payable to JNAM.

2 Acquired fund fees and expenses are the indirect expenses of investing in other investment companies.  The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.

Annual Operating Expenses - Proposal 2 and Proposal 3
(expenses that you pay each year as a percentage of the value of your investment)
	Ashmore Fund	Schroder Fund	Lazard Fund – Class A	Pro Forma Lazard Fund - Class A (assuming expected operating expenses if the Reorganizations in Proposal 2 and Proposal 3 are approved)
Management Fee	1.10%	1.10%	0.87%	0.86%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.20%	0.20%
Other Expenses1	0.24%	0.23%	0.16%	0.16%
Acquired Fund Fees and Expenses2	0.00%	0.01%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.59%	1.59%	1.23%	1.22%

1 “Other Expenses” for the Ashmore Fund and Schroder Fund include an Administrative Fee of 0.20% which is payable to Curian Capital, and an Administrative Fee of 0.15% for the Lazard Fund, which is payable to JNAM.

2 Acquired fund fees and expenses are the indirect expenses of investing in other investment companies.  The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.

Annual Operating Expenses - Proposal 1, Proposal 2 and Proposal 3
(expenses that you pay each year as a percentage of the value of your investment)
	Aberdeen Fund	Ashmore Fund	Schroder Fund	Lazard Fund – Class A	Pro Forma Lazard Fund - Class A (assuming expected operating expenses if the Reorganizations in Proposal 1, Proposal 2, and Proposal 3 are approved)
Management Fee	1.35%	1.10%	1.10%	0.87%	0.86%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.25%	0.20%	0.20%
Other Expenses1	0.23%	0.24%	0.23%	0.16%	0.16%
Acquired Fund Fees and Expenses2	0.01%	0.00%	0.01%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.84%	1.59%	1.59%	1.23%	1.22%

1 “Other Expenses” for the Aberdeen Fund, Ashmore Fund, and Schroder Fund include an Administrative Fee of 0.20% which is payable to Curian Capital, and an Administrative Fee of 0.15% for the Lazard Fund, which is payable to JNAM.

2 Acquired fund fees and expenses are the indirect expenses of investing in other investment companies.  The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.

Expense Examples

This example is intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds.  This example does not reflect fees and expenses related to the Contracts, and the total expenses would be higher if they were included.  The example assumes that:

●	You invest $10,000 in a Fund;
●	Your investment has a 5% annual return;
●	Each Fund’s operating expenses remain the same as they were as of December 31, 2013; and
●	You redeem your investment at the end of each time period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Schroder Fund	$162	$502	$866	$1,889
Lazard Fund – Class A	$125	$390	$676	$1,489
Pro Forma Lazard Fund - Class A (assuming only Proposal 3 is approved)	$125	$390	$676	$1,489
Pro Forma Lazard Fund - Class A (assuming only Proposal 1 and Proposal 3 are approved)	$124	$387	$670	$1,477
Pro Forma Lazard Fund - Class A (assuming only Proposal 2 and Proposal 3 are approved)	$124	$387	$670	$1,477
Pro Forma Lazard Fund - Class A (assuming Proposal 1, Proposal 2 and Proposal 3 are approved)	$124	$387	$670	$1,477

PROPOSAL 3: CAPITALIZATION

The following table shows the capitalization of each Fund as of June 30, 2014, and of the Lazard Fund on a pro forma combined basis as of June 30, 2014, after giving effect to the proposed Reorganization.  No assurance can be given as to how many Class A shares of the Lazard Fund will be received by shareholders of Schroder Fund on the Closing Date, and the following table should not be relied upon to reflect the number of shares of Lazard Fund that will actually be received.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Schroder Fund	$17,288,363	$10.11	1,710,140
Lazard Fund – Class A	$1,571,680,593	$11.86	132,464,717
Adjustments (assuming only Proposal 3 is approved)	$(28,845) (a)		(254,869) (b)
Pro forma Lazard Fund - Class A (assuming only Proposal 3 is approved)	$1,588,940,111	$11.86	133,919,988
Adjustments (assuming only Proposal 2 and Proposal 3 are approved)	$(167,626) (a)		(552,428) (c)
Pro forma Lazard Fund - Class A (assuming only Proposal 2 and Proposal 3 are approved)	$1,622,422,237	$11.86	136,743,102
Adjustments (assuming only Proposal 1 and Proposal 3 are approved)	$(50,387) (a)		(600,257) (d)
Pro forma Lazard Fund - Class A (assuming only Proposal 1 and Proposal 3 are approved)	$1,600,174,903	$11.86	134,867,273
Adjustments (assuming Proposal 1, Proposal 2 and Proposal 3 are approved)	$(189,168) (a)		(897,816) (e)
Pro forma Lazard Fund - Class A (assuming Proposal 1, Proposal 2 and Proposal 3 are approved)	$1,633,657,029	$11.86	137,690,386
(a)

The costs and expenses associated with the Reorganization relating to preparing, filing, printing and mailing of material, disclosure documents and related legal fees, including the legal fees incurred in connection with the analysis under the Code of the taxability of this transaction and the preparation of the tax opinion, and obtaining a consent of independent registered public accounting firm will be borne by JNAM.  The Aberdeen Fund will bear its proportionate share of the transaction expenses associated with the Reorganization.  Such expenses are estimated to be $21,542.  The Ashmore Fund will bear its proportionate share of the transaction expenses associated with the Reorganization.  Such expenses are estimated to be $138,781. The Schroder Fund will bear its proportionate share of the transaction expenses associated with the Reorganization.  Such expenses are estimated to be $28,845.  No sales or other charges will be imposed on Contract Owners in connection with the Reorganization.

(b)	The adjustment to the pro forma shares outstanding number represents a decrease in shares outstanding of the Schroder Fund to reflect the exchange of shares into the Lazard Fund.
(c)	The adjustment to the pro forma shares outstanding number represents a decrease in shares outstanding of the Schroder Fund and Ashmore Fund to reflect the exchange of shares into the Lazard Fund.
(d)	The adjustment to the pro forma shares outstanding number represents a decrease in shares outstanding of the Aberdeen Fund and Schroder Fund to reflect the exchange of shares into the Lazard Fund.
(e)
The adjustment to the pro forma shares outstanding number represents a decrease in shares outstanding of the Aberdeen Fund, Ashmore Fund and Schroder Fund to reflect the exchange of shares into the Lazard Fund.

PART C

OTHER INFORMATION

Item 15.  Indemnification

Article VIII of the Registrant’s Agreement and Declaration of Trust provides that each of its Trustees and Officers (including persons who serve at the Registrant’s request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a “Covered Person”) shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having  been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Article VI of the Registrant’s By-Laws provides the following:

The Trust shall provide any indemnification required by applicable law and shall indemnify Trustees, officers, agents and employees as follows:

(a) The Trust shall indemnify any current or former Trustee, officer and agents of the Trust (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust as any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered  Person”) who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding to the fullest extent authorized and in the manner permitted by applicable federal and state law, provided he or she acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person’s conduct was unlawful.  The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not reasonably believe his or her actions to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person’s conduct was unlawful.

(b) The Trust shall indemnify any current and former Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, Trust or other enterprise to the fullest extent authorized and in the manner permitted by applicable federal and state law, against expenses (including attorneys’ fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit.

(c) To the extent that a Trustee or officer of the Trust has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified to the fullest extent authorized and in the manner permitted by applicable federal and state law against expenses (including attorneys’ fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

(d) Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein.  Such determination must be made by disinterested Trustees or independent legal counsel.  Prior to any payment being made pursuant to this paragraph, a majority of a quorum of the disinterested, non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

(e) The Trust shall advance the expenses of Covered Persons who are parties to any Proceeding to the fullest extent authorized, and in the manner permitted, by applicable federal and state law.  For purposes of this paragraph, “Proceeding” means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

(f) Pursuant and subject to Article VI, the Trust shall indemnify each Covered Person against, or advance the expenses of any Covered Person for, the amount of any deductible provided in any liability insurance policy maintained by the Trust.

(g) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

(h) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

(i) Nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its Shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

(j) The Trust shall have the power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article.  Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation and/or interpretation of the Securities and Exchange Commission.

The foregoing indemnification arrangements are subject to the provisions of Section 17(h) of the Investment Company Act of 1940.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons’ activities as officers, trustees or employees of the Registrant.

 Item 16. Exhibits

(1)			Agreement and Declaration of Trust of Registrant dated June 1, 1994.1

(2)	(a)		Amended and Restated By-Laws of Registrant, approved and adopted on November 27, 2012.14

(3)			Not Applicable

(4)			Plan of Reorganization; filed as Appendix A to the Combined Information Statement and Prospectus set forth as Part A to this Registration Statement on Form N-14.

(5)
Provisions of instruments defining the rights of holders of the securities being registered are contained in the Registrant’s Amended and Restated Agreement and Declaration of Trust and By-laws (Exhibits (1) and (2)).

(6)	(a)		Jackson National Asset Management, LLC (“JNAM”)

		(i)	Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant effective December 1, 2012.14

		(ii)	Investment Advisory Agreement between JNAM, and JNL/AQR Managed Futures Strategy Fund Ltd., effective June 10, 2011.9

		(iii)	Investment Advisory Agreement between JNAM, and JNL/BlackRock Global Allocation Fund Ltd., effective June 10, 2011.9

		(iv)	Amendment, effective January 1, 2013, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant effective December 1, 2012.14

		(v)	Amendment, effective April 29, 2013, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant effective December 1, 2012.14

		(vi)	Amendment, effective May 30, 2013, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant effective December 1, 2012.16

		(vii)	Amendment, effective May 30, 2013, to Investment Advisory Agreement between JNAM, and JNL/AQR Managed Futures Strategy Fund Ltd., effective June 10, 2011.16

		(viii)	Amendment, effective May 30, 2013, to Investment Advisory Agreement between JNAM, and JNL/BlackRock Global Allocation Fund Ltd., effective June 10, 2011.16

		(ix)	Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant effective July 1, 2013.16

		(x)	Amended and Restated Investment Advisory Agreement between JNAM, and JNL/AQR Managed Futures Strategy Fund Ltd., effective July 1, 2013.16

		(xi)	Amended and Restated to Investment Advisory Agreement between JNAM, and JNL/BlackRock Global Allocation Fund Ltd., effective July 1, 2013.16

		(xii)	Investment Advisory Agreement between JNAM, and JNL/BlackRock Commodity Securities Strategy Fund Ltd., effective July 1, 2013.16

		(xiii)	Investment Advisory Agreement between JNAM, and JNL/Ivy Asset Strategy Fund Ltd., effective July 1, 2013.16

		(xiv)	Amendment, effective September 16, 2013, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant effective July 1, 2012.16

		(xv)	Amendment, effective April 28, 2014, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant effective July 1, 2012. 18

		(xvi)	Investment Advisory Agreement between JNAM, and JNL/AllianceBernstein Dynamic Asset Allocation Fund Ltd., effective April 28, 2014. 18

		(xvii)	Amendment, effective June 4, 2014, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant effective July 1, 2012.19

		(xviii)	Amendment, effective September 15, 2014, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant effective July 1, 2012.19

		(xix)	Amendment, effective June 4, 2014, to Investment Advisory Agreement between JNAM, and JNL/AllianceBernstein Dynamic Asset Allocation Fund Ltd., effective April 28, 2014, attached hereto.

		(xx)	Amendment, effective June 4, 2014, to Amended and Restated Investment Advisory Agreement between JNAM, and JNL/AQR Managed Futures Strategy Fund Ltd., effective July 1, 2013.19

		(xxi)	Amendment, effective June 4, 2014, to Amended and Restated to Investment Advisory Agreement between JNAM, and JNL/BlackRock Global Allocation Fund Ltd., effective July 1, 2013.19

		(xxii)	Amendment, effective June 4, 2014, to Investment Advisory Agreement between JNAM, and JNL/BlackRock Commodity Securities Strategy Fund Ltd., effective July 1, 2013.19

		(xxiii)	Amendment, effective June 4, 2014, to Investment Advisory Agreement between JNAM, and JNL/Ivy Asset Strategy Fund Ltd., effective July 1, 2013.19

	(b)		Lazard Asset Management LLC (“Lazard”)

		(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and Lazard effective December 1, 2012.15

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Lazard effective December 1, 2012.16

		(iii)	Amendment, effective September 16, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Lazard effective December 1, 2012.16

		(iv)	Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Lazard effective December 1, 2012.19

(7)	(a)		Participation Agreement between Registrant, Jackson National Life Insurance Company, American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2010.5

(b)		Participation Agreement between Registrant, Jackson National Life Insurance Company of New York, American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2010.5

(c)	(i)
Participation Agreement among Jackson National Life Insurance Company on behalf of itself and certain of its separate accounts; the Registrant, Jackson National Asset Management, LLC; American Funds Insurance Series; Capital Research and Management Company; and American Funds Service Company.12

(ii)
First Amendment, dated September 16, 2013, to Participation Agreement among Jackson National Life on behalf of itself and certain of its separate accounts; the Registrant; JNAM; American Funds Insurance Series; Capital Research and Management Company; and American Funds Service Company, effective April 30, 2012.17

(d)	(i)
Participation Agreement among Jackson National Life Insurance Company of New York on behalf of itself and certain of its separate accounts; the Registrant, Jackson National Asset Management, LLC; American Funds Insurance Series; Capital Research and Management Company; and American Funds Service Company. 12

(ii)
First Amendment, dated September 16, 2013, to Participation Agreement among JNLNY on behalf of itself and certain of its separate accounts; the Registrant; JNAM; American Funds Insurance Series; Capital Research and Management Company; and American Funds Service Company, effective April 30, 2012. 17

(e)	(i)	Fund Participation Agreement among Jackson National Life Insurance Company, Registrant, BlackRock Series Fund, Inc., BlackRock Advisors, LLC, and BlackRock Investments, LLC.6

(ii)
Participation Agreement, among the Registrant, on behalf of itself or its separate series, iShares Trust and iShares U.S. ETF Trust, and iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc., iShares U.S. ETF Company, Inc. and iShares Sovereign Screened Global Bond Fund, Inc., each on behalf of its respective iShares series, effective April 28, 2014.18

(iii)
Investing Fund Agreement, between Market Vectors ETF Trust on behalf of each series of the Trust listed on Annex A of Agreement, and Registrant, on behalf of each of its series, effective April 28, 2014.18

(iv)
Purchasing Fund Agreement, between State Street Bank and Trust Company, in its capacity as trustee and on behalf of the SPDR® Dow Jones Industrial Average ETF Trust and SPDR® S&P 500® ETF Trust, and the Registrant on behalf of their current and any future series as an investing fund, effective April 28, 2014.18

(v)
Investing Fund Agreement, between The Select Sector SPDR Trust, SPDR Series Trust and SPDR Index Shares Funds, and the Registrant on behalf of their current and any future series as an investing fund, effective April 28, 2014.18

(vi)
12(d)(1) Investing Agreement between Registrant, on behalf of itself and its separate series listed on Schedule A of the Agreement, and the investment trusts listed on Schedule B of the Agreement (the “Vanguard Trusts”), on behalf of themselves and their respective series listed on Schedule B (each, a “Vanguard Fund”), effective April 28, 2014.18

(f)	(i)	Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective April 29, 2013.14

	(ii)	Amendment, effective May 30, 2013, to Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective April 29, 2013.16

		(iii)	Amendment, effective September 16, 2013, to Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective April 29, 2013.16

		(iv)	Amendment, effective April 28, 2014, to Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective April 29, 2013.18

		(v)	Amendment, effective June 4, 2014, to Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective April 29, 2013.19

		(vi)	Amendment, effective September 15, 2014, to Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective April 29, 2013.19

(8)			Not Applicable.

(9)	(a)	(i)	Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A. (“JPMorgan Chase”), dated August 12, 2009.3

		(ii)	Settled Securities Class Action Services Addendum, dated August 12, 2009, which supplements the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.3

		(iii)	International Proxy Voting Addendum, dated August 12, 2009, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.3

		(iv)	Mutual Fund Rider, dated August 12, 2009, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.3

		(v)	Amendment, dated September 28, 2009, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.4

		(vi)	Amendment, dated May 1, 2010, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.5

		(vii)	Amendment, dated October 11, 2010, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.6

		(viii)	Amendment, effective April 29, 2011, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.8

		(ix)	Amendment, effective August 29, 2011, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.9

		(x)	Amendment, effective October 1, 2011, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.10

		(xi)	Amendment, effective December 12, 2011, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.10

		(xii)	Amendment, effective April 30, 2012, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.12

		(xiii)	Amendment, effective August 29, 2012, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.14

	(xiv)	Amendment, effective April 29, 2013, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.14

	(xv)	Amendment, effective September 16, 2013, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.16

	(xvi)	Amendment, effective April 28, 2014, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009. 18

	(xvii)	Amendment, effective September 2, 2014, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.19

	(xviii)	Amendment, effective September 15, 2014, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.19

(b)	(i)
Master Global Custody Agreement between JPMorgan Chase, and JNL/AQR Managed Futures Strategy Fund Ltd. and JNL/BlackRock Global Allocation Fund, Ltd., effective June 16, 2011; Settled Securities Class Action Services Addendum, dated June 16, 2011; and International Proxy Voting Addendum, dated June 16, 2011.9

(ii)
Amendment, effective December 13, 2012, to the Master Global Custody Agreement between, and JNL/AQR Managed Futures Strategy Fund Ltd. and JNL/BlackRock Global Allocation Fund, Ltd. dated June 16, 2011 to add JNL ASF, LLC as a party.16

(iii)
Amendment, effective April 22, 2013, to the Master Global Custody Agreement between, JNL/AQR Managed Futures Strategy Fund Ltd., JNL/BlackRock Global Allocation Fund, Ltd., and JNL ASF, LLC dated June 16, 2011 to add JNL ASF II (SBP), LLC as a party.16

(iv)
Amendment, effective July 1, 2013, to the Master Global Custody Agreement between, JNL/AQR Managed Futures Strategy Fund Ltd., JNL/BlackRock Global Allocation Fund, Ltd., JNL ASF, LLC, and JNL ASF II (SBP), LLC dated June 16, 2011 to add JNL/BlackRock Commodity Securities Strategy Fund Ltd., JNL/Ivy Asset Strategy Fund Ltd., Curian/AQR Risk Parity Fund Ltd., and Curian/Van Eck International Gold Fund Ltd. as parties.16

(v)
Amendment, effective April 28, 2014, to the Master Global Custody Agreement between, JNL/AQR Managed Futures Strategy Fund Ltd., JNL/BlackRock Global Allocation Fund, Ltd., JNL ASF, LLC, and JNL ASF II (SBP), LLC, JNL/BlackRock Commodity Securities Strategy Fund Ltd., JNL/Ivy Asset Strategy Fund Ltd., Curian/AQR Risk Parity Fund Ltd., and Curian/Van Eck International Gold Fund Ltd.  dated June 16, 2011 to add JNL/AllianceBernstein Dynamic Asset Allocation Fund Ltd. and Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd. as parties. 18

(c)	(i)	Holding Account Agreement between Registrant and The Bank of Nova Scotia, acting through its ScotiaMocatta division, dated September 28, 2009.4

	(ii)	Amendment, dated July 1, 2013, to Holding Account Agreement between Registrant and The Bank of Nova Scotia, acting through its ScotiaMocatta division, dated September 28, 2009.16

(d)	(i)	Custody Agreement between Registrant and State Street Bank and Trust, dated December 31, 2010.7

	(ii)	Amendment, effective September 2, 2014, to the Custody Agreement between Registrant and State Street Bank and Trust, dated December 31, 2010.19

		(iii)	Class Action Services Agreement, effective September 2, 2014, related to the Custody Agreement between Registrant and State Street Bank and Trust, dated December 31, 2010.19

(10)	(a)	(i)	Distribution Plan, effective April 29, 2013.14

		(ii)	Amendment, effective May 30, 2013, to Distribution Plan, effective April 29, 2013.16

		(iii)	Amendment, effective September 16, 2013, to Distribution Plan, effective April 29, 2013.16

		(iv)	Amendment, effective April 28, 2014, to Distribution Plan, effective April 29, 2013.18

		(v)	Amendment, effective June 4, 2014, to Distribution Plan, effective April 29, 2013.19

		(vi)	Amendment, effective September 15, 2014, to Distribution Plan, effective April 29, 2013.19

	(b)	(i)	Multiple Class Plan, effective April 29, 2013.14

		(ii)	Amendment, effective September 16, 2013, to Multiple Class Plan, effective April 29, 2013.16

		(iii)	Amendment, effective April 28, 2014, to Multiple Class Plan, effective April 29, 2013.18

		(iv)	Amendment, effective September 15, 2014, to Multiple Class Plan, effective April 29, 2013.19

(11)			Opinion and Consent of Counsel regarding legality of shares being registered, incorporated by reference to Registrant’s Registration Statement filed on Form N-14, attached hereto.

(12)			Opinion and Consent of Counsel regarding tax matters and consequences to shareholders discussed in the Prospectus/Information Statement, to be filed by amendment.

(13)	(a)	(i)	Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.12

		(ii)	Amendment, effective March 1, 2012, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.13

		(iii)	Amendment, effective April 30, 2012, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.12

		(iv)	Amendment, effective April 29, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.14

		(v)	Amendment, effective May 30, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.16

		(vi)	Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.16

		(vii)	Amendment, effective September 5, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.16

		(viii)	Amendment, effective September 16, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.16

		(ix)	Amendment, effective April 28, 2014, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.18

		(x)	Amendment, effective June 4, 2014, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.19

		(xi)	Amendment, effective September 15, 2014, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.19

	(b)		Amended and Restated Expense Limitation Agreement, dated January 1, 2011, between Registrant and JNAM.8

	(c)		Anti-Money Laundering Agreement between Registrant and Jackson National Life, dated November 27, 2012.15

	(d)	(i)	Management Fee Waiver Agreement (for certain Master-Feeder Funds), dated May 1, 2010, between Registrant and JNAM.5

		(ii)	Amendment, dated August 29, 2011, to Management Fee Waiver Agreement (for certain Master-Feeder Funds), dated May 1, 2010, between Registrant and JNAM.9

		(iii)	Amendment, dated June 3, 2013, to Management Fee Waiver Agreement (for certain Master-Feeder Funds), dated May 1, 2010, between Registrant and JNAM.16

	(e)	(i)	Management Fee Waiver Agreement (for certain funds), effective April 30, 2012, between Registrant and JNAM.11

		(ii)	Amendment, dated June 3, 2013, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.16

(14)			Consent of Independent Registered Public Accounting Firm, attached hereto.

(15)			None.

(16)			Powers of Attorney, dated January 1, 2014.18

(17)			Form of Voting Instructions and Proxy Card, attached hereto.

1
Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to its registration statement on Form N-1A (033-87244; 811-8894) (“Registration Statement”) filed with the Securities and Exchange Commission (“SEC”) on June 26, 1996.

2	Incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to its Registration Statement on Form N-1A filed with the SEC on September 18, 2006.

3	Incorporated by reference to Registrant’s Post-Effective Amendment No. 73 to its Registration Statement on Form N-1A filed with the SEC on September 23, 2009.

4	Incorporated by reference to Registrant’s Post-Effective Amendment No. 74 to its Registration Statement on Form N-1A filed with the SEC on December 18, 2009.

5	Incorporated by reference to Registrant’s Post-Effective Amendment No. 78 to its Registration Statement on Form N-1A filed with the SEC on April 30, 2010.

6	Incorporated by reference to Registrant’s Post-Effective Amendment No. 83 to its Registration Statement on Form N-1A filed with the SEC on October 8, 2010.

7	Incorporated by reference to Registrant’s Post-Effective Amendment No. 86 to its Registration Statement on

Form N-1A filed with the SEC on January 3, 2011.

8	Incorporated by reference to Registrant’s Post-Effective Amendment No. 89 to its Registration Statement on Form N-1A filed with the SEC on April 29, 2011.

9	Incorporated by reference to Registrant’s Post-Effective Amendment No. 95 to its Registration Statement on Form N-1A filed with the SEC on August 26, 2011.

10	Incorporated by reference to Registrant’s Post-Effective Amendment No. 99 to its Registration Statement on Form N-1A filed with the SEC on December 9, 2011.

11	Incorporated by reference to Registrant’s Post-Effective Amendment No. 101 to its Registration Statement on Form N-1A filed with the SEC on December 22, 2011.

12	Incorporated by reference to Registrant’s Post-Effective Amendment No. 104 to its Registration Statement on Form N-1A filed with the SEC on April 26, 2012.

13	Incorporated by reference to Registrant’s Post-Effective Amendment No. 106 to its Registration Statement on Form N-1A filed with the SEC on August 24, 2012.

14	Incorporated by reference to Registrant’s Post-Effective Amendment No. 108 to its Registration Statement on Form N-1A filed with the SEC on December 19, 2012.

15	Incorporated by reference to Registrant’s Post-Effective Amendment No. 111 to its Registration Statement on Form N-1A filed with the SEC on April 26, 2013.

16	Incorporated by reference to Registrant’s Post-Effective Amendment No. 116 to its Registration Statement on Form N-1A filed with the SEC on September 13, 2013.

17	Incorporated by reference to Registrant’s Post-Effective Amendment No. 118 to its Registration Statement on Form N-1A filed with the SEC on December 20, 2013.

18	Incorporated by reference to Registrant’s Post-Effective Amendment No. 121 to its Registration Statement on Form N-1A filed with the SEC on April 25, 2014.

19	Incorporated by reference to Registrant’s Post-Effective Amendment No. 125 to its Registration Statement on Form N-1A filed with the SEC on September 12, 2014.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant agrees to file an executed copy of the opinion of counsel supporting the tax consequences of the proposed reorganization as an amendment to this Registration Statement within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, as amended (the “1933 Act”), this Registration Statement has been signed on behalf of the Registrant, in the City of Lansing and the State of Michigan on the 16th day of January 2015.

JNL SERIES TRUST
/s/Susan S. Rhee
Susan S. Rhee
Vice President, Counsel, and Secretary

As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/Susan S. Rhee*	January 16, 2015
Michael Bouchard
Trustee

/s/Susan S. Rhee*	January 16, 2015
Ellen Carnahan
Trustee

/s/Susan S. Rhee*	January 16, 2015
William Crowley
Trustee

/s/Susan S. Rhee*	January 16, 2015
Michelle Engler
Trustee

/s/Susan S. Rhee*	January 16, 2015
John Gillespie
Trustee

/s/Susan S. Rhee*	January 16, 2015
Richard D. McLellan
Trustee

/s/Susan S. Rhee*	January 16, 2015
Mark D. Nerud
President and Trustee

/s/Susan S. Rhee*	January 16, 2015
Gerard A. M. Oprins
Treasurer and Chief Financial Officer (Principal Financial Officer)

/s/Susan S. Rhee*	January 16, 2015
William R. Rybak
Trustee

/s/Susan S. Rhee*	January 16, 2015
Edward Wood
Trustee

/s/Susan S. Rhee*	January 16, 2015
Patricia A. Woodworth

Trustee

* By Susan S. Rhee, Attorney In Fact

EXHIBIT LIST

Exhibit Number	Exhibit Description

(11)	Opinion and Consent of Counsel regarding legality of shares being registered.

(14)	Consent of Independent Registered Public Accounting Firm.

(17)	Form of Voting Instructions and Proxy Card.